         As filed with the Securities and Exchange
                  Commission on October 3, 1997
                                                        File Nos.

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                   __________________________

                            FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         X

                   Pre-Effective Amendment No.

                  Post-Effective Amendment No.

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X

                         Amendment No.
                 _______________________________

               Alliance Institutional Funds, Inc.
       (Exact Name of Registrant as Specified in Charter)

     1345 Avenue of the Americas, New York, New York  10105
       (Address of Principal Executive Office)  (Zip Code)

Registrant's Telephone Number, including Area Code:(212) 969-1000

                  _____________________________

                      EDMUND P. BERGAN, JR.
                Alliance Capital Management L.P.
                   1345 Avenue of the Americas
                    New York, New York  10105
             (Name and address of agent for service)

                  Copies of communications to:
                         Bruce D. Senzel
                         Seward & Kissel
                     One Battery Park Plaza
                    New York, New York 10004

It is proposed that this filing will become effective (check appropriate box)

        immediately upon filing pursuant to paragraph (b) on (date) pursuant to paragraph (b)

     X  60 days after filing pursuant to paragraph (a)(1)
        on (date) pursuant to paragraph (a)(1)
        75 days after filing pursuant to paragraph (a)(2) on (date) pursuant to paragraph (a)(2) of Rule 485.

    If appropriate, check the following box:

        This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

    The purpose of this Registration Statement is to register the Registrant under the Investment Company Act of 1940, to register the shares of the Registrant under the Securities Act of 1933 and to declare pursuant to Section 24(f) of the Investment Company Act of 1940 and Rule 24f-2 thereunder that an indefinite number of its securities is being registered by this Registration Statement.

    The Registrant hereby amends this Registrant Statement under the Securities Act of 1933 on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with the provisions of Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to
Section 8(a), may determine.

                      CROSS REFERENCE SHEET
                  (as required by Rule 404(c))

N-1A Item No.                          Location in Prospectus
_____________                          (Caption)
                                       _______________________

PART A

Item 1.  Cover Page........................  Cover Page

Item 2.  Synopsis..........................  Expense Information

Item 3.  Condensed Financial
         Information.......................  Not Applicable

Item 4.  General Description
         of Registrant.....................  Description of the
                                             Funds; General
                                             Information

Item 5.  Management of the Fund............  Management of the
                                             Funds; General
                                             Information

Item 6.  Capital Stock and Other
         Securities........................  Dividends,
                                             Distributions and
                                             Taxes; General
                                             Information

Item 7.  Purchase of Securities
         Being Offered.....................  Purchase and Sale of
                                             Shares; General
                                             Information

Item 8.  Redemption or Repurchase..........  Purchase and Sale of
                                             Shares; General
                                             Information

Item 9.  Pending Legal Proceedings.........  Not Applicable

                                  Location in Statements of
PART B                            Additional Information
______                            (Caption)
                                  _________________________

Item 10. Cover Page........................  Cover Page

Item 11. Table of Contents.................  Cover Page

Item 12. General Information
         and History.......................  Management of the
                                             Fund; General
                                             Information

Item 13. Investment Objectives and
         Policies..........................  Description of the
                                             Fund

Item 14. Management of the Registrant .....  Management of the
                                             Fund

Item 15. Control Persons and
         Principal Holders of
         Securities .......................  Not Applicable

Item 16. Investment Advisory and
         Other Services....................  Management of the
                                             Fund, Expenses of
                                             the Fund, General
                                             Information

Item 17. Brokerage Allocation and
         Other Practices...................  Portfolio
                                             Transactions

Item 18. Capital Stock and Other
         Securities........................  General Information

Item 19. Purchase, Redemption and Pricing
         of Securities Being Offered.......  Purchase of Shares;
                                             Redemption and
                                             Repurchase of
                                             Shares; Dividends,
                                             Distributions and
                                             Taxes; Shareholder
                                             Services

Item 20. Tax Status........................  Description of the
                                             Fund, Dividends,
                                             Distributions and
                                             Taxes

Item 21. Underwriters......................  General Information

Item 22. Calculation of Performance
         Data..............................  General Information

Item 23. Financial Statements..............  Not Applicable

                                    Alliance
                                    --------

                               Institutional Funds
                               -------------------

                 P.O. Box 1520, Secaucus, New Jersey 07096-1520
                            Toll Free (800) 221-5672
                    For Literature: Toll Free (800) 227-4618

                          Prospectus and Application
                                 [     ], 1997

                   -Alliance Premier Growth Institutional Fund

                       -Alliance Quasar Institutional Fund

                        -Alliance Real Estate Investment

                               Institutional Fund


Alliance Institutional Funds, Inc. (the "Company") provides a selection of equity investment alternatives to institutional investors and high net worth individuals seeking capital growth or high total return. The Company is an open-end management investment company structured as a series fund with multiple investment portfolios (each such portfolio is hereinafter referred to as a "Fund"). The Company currently is comprised of three Funds, Alliance Premier Growth Institutional Fund, Alliance Quasar Institutional Fund, and Alliance Real Estate Investment Institutional Fund.

This Prospectus sets forth concisely the information which a prospective investor should know about the Company and each Fund before investing. A "Statement of Additional Information" for each Fund which provides further information regarding certain matters discussed in this Prospectus and other matters which may be of interest to some investors has been filed with the Securities and Exchange Commission and is incorporated herein by reference. For a free copy, call or write Alliance Fund Services, Inc. at the indicated address or call the "For Literature" telephone number shown above.

Each Fund offers two classes of shares which may be purchased through this Prospectus at net asset value without any initial or contingent deferred sales charges. Class I shares are not subject to any ongoing distribution expenses while Class II shares are subject to an ongoing distribution fee. The minimum initial investment in the Company is $2 million, which may be invested in any one or more of the Funds. See "Purchase and Sale of Shares."

An investment in these securities is not a deposit or obligation of, or guaranteed or endorsed by, any bank and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

Investors are advised to read this Prospectus carefully and to retain it for future reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS                                                         PAGE

THE FUNDS AT A GLANCE...................................................     2
EXPENSE INFORMATION.....................................................     3
GLOSSARY................................................................     4
DESCRIPTION OF THE FUNDS................................................     5
     INVESTMENT OBJECTIVES AND POLICIES.................................     5
     ADDITIONAL INVESTMENT PRACTICES....................................     7
     CERTAIN FUNDAMENTAL INVESTMENT POLICIES............................    12
     RISK CONSIDERATIONS................................................    13
PURCHASE AND SALE OF SHARES.............................................    15
MANAGEMENT OF THE FUNDS.................................................    17
DIVIDENDS, DISTRIBUTIONS AND TAXES......................................    20
CONVERSION FEATURE......................................................    21
GENERAL INFORMATION.....................................................    22

                                     ADVISER
                        ALLIANCE CAPITAL MANAGEMENT L.P.
                           1345 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10105

ALLIANCE/R/
Investing without the Mystery./SM/

(R)/SM THESE ARE REGISTERED MARKS USED UNDER LICENSES FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

The Funds At A Glance

The following summary is qualified in its entirety by the more detailed information contained in this Prospectus.

The Funds' Investment Adviser Is . . .
Alliance Capital Management L.P. ("Alliance"), a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds. Since 1971, Alliance has earned a reputation as a leader in the investment world with over $199 billion in assets under management as of September 30, 1997. Alliance provides investment management services to employee benefit plans for 29 of the FORTUNE 100 companies.

Premier Growth Institutional Fund
Seeks . . . Long-term growth of capital by investing in the equity securities of a limited number of large, carefully selected, high-quality American companies from a relatively small universe of intensively researched companies.

Invests Principally in . . . A diversified portfolio of equity securities that, in the judgment of Alliance, are likely to achieve superior earnings growth. Normally, approximately 40 companies will be represented in the Fund's investment portfolio. The Fund's investments in 25 of these companies most highly regarded at any point in time by Alliance will usually constitute approximately 70% of the Fund's net assets.

Quasar Institutional Fund
Seeks . . . Growth of capital by pursuing aggressive investment policies.

Invests Principally in . . . A diversified portfolio of equity securities of any company and industry and in any type of security which is believed to offer possibilities for capital appreciation.

Real Estate Investment Institutional Fund
Seeks . . . Total return on its assets from long-term growth of capital and from income.

Invests Principally in . . . A diversified portfolio of equity securities of issuers that are primarily engaged in or related to the real estate industry.

A Word About Risk . . .
The price of the shares of the Funds will fluctuate as the daily prices of the individual securities in which they invest fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. While the Funds invest principally in common stocks and other equity securities, in order to achieve their investment objectives the Funds may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in this Prospectus.

Getting Started . . .
Shares of the Funds are available through your financial representative. The minimum initial investment in the Company is $2 million, which may be invested in any one or more of the Funds. Investments made through fee-based or "wrap-fee" programs will satisfy the minimum initial investment requirement if the fee-based or wrap fee program, as a whole, invests at least $2 million in one or more of the Funds. There is no minimum for subsequent investments.

Class I shares may be purchased and held solely (i) through accounts established under a fee-based program sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by the Alliance Fund Distributors, Inc., each Fund's principal underwriter (the "Distributor" or "AFD"), (ii) through employee benefit plans, including defined contribution and defined benefit plans ("Employee Plans") that have at least $[ ] million in assets,
(iii) by investment advisory clients of, and certain other persons associated with, Alliance and its affiliates or the Funds, and (iv) through registered investment advisers or other financial intermediaries who charge a management, consulting or other fee for their service and who purchase shares through a broker or agent approved by the Distributor and clients of such registered investment advisers or financial intermediaries whose accounts are linked to the master account of such investment adviser or financial intermediary on the books of such approved broker or agent. A shareholder's Class I shares will automatically convert to Class II shares of the same Fund under certain circumstances. See "Conversion Feature-- Conversion to Class II Shares." Class II shares may be purchased and held solely (i) by investors participating in wrap-fee or other similar programs offered by registered broker-dealers or other financial intermediaries that meet certain requirements established by the Distributor, and (ii) Employee Plans that have at least $[ ] million in assets. For more detailed information about who may purchase and hold the shares of each Fund see the Fund's Statement of Additional Information. Fee-based and other programs may impose different requirements with respect to investment in the shares of the Funds than described above. For detailed information about purchasing and selling shares, see "Purchase and Sale of Shares."


ALLIANCE/R/
Investing without the Mystery./SM/

(R)/SM These are registered marks used under licenses from the owner, Alliance Capital Management L.P.

--------------------------------------------------------------------------------
                              Expense Information
--------------------------------------------------------------------------------

Shareholder Transaction Expenses are one of several factors to consider when you invest in a Fund. The following table summarizes your maximum transaction costs from investing in the shares of each Fund and estimated annual expenses for each class of shares of each Fund. For each Fund, the "Examples" to the right of the table below show the cumulative expenses attributable to a hypothetical $1,000 investment in shares for the periods specified.

     Maximum sales charge imposed on purchases .................         None
     Sales charge imposed on dividend reinvestments.............         None
     Deferred sales charge......................................         None
     Exchange fee...............................................         None



                          Operating Expenses                                                       Examples
------------------------------------------------------------------------        --------------------------------------------
Premier Growth
Institutional Fund                           Class I            Class II                             Class I        Class II
                                             -------            --------                             -------        --------
     Management fees(a)                         .90%                .90%            After 1 year           $           $
     12b-1 fees                                 None                .30%            After 3 years          $           $
     Other expenses (b)                         .00%                .05%
                                                ----                ----

     Total fund
         operating expenses (c)(d)              .90%               1.25%
                                                ====               =====

Quasar Institutional Fund                    Class I            Class II                             Class I        Class II
                                             -------            --------                             -------        --------
     Management fees                           1.00%               1.00%            After 1 year           $           $
     12b-1 fees                                 None                .30%            After 3 years          $           $
     Other expenses (b)                         .20%                .20%
                                                ----               -----
     Total fund
         operating expenses (c)(d)             1.20%               1.50%
                                               =====               =====

Real Estate Investment
Institutional Fund                           Class I            Class II                             Class I        Class II
                                             -------            --------                             -------        --------
     Management fees                            .90%                .90%            After 1 year           $           $
     12b-1 fees                                 None                .30%            After 3 years          $           $
     Other expenses (b)                         .10%                .10%
                                                ----                ----

     Total fund
         operating expenses (c)(d)             1.00%               1.30%
                                               =====               =====

--------------------------------------------------------------------------------
(a) Reflects the undertaking of Alliance to waive management fees to the extent necessary to ensure that total fund operating expenses for each class do not exceed the amount shown above. In the absence of such an undertaking, management fees would have been 1.00% for Premier Growth Institutional Fund.
(b) These expenses include a transfer agency fee payable Alliance Fund Services, Inc., an affiliate of Alliance, based on a fixed dollar amount charged to the Fund for each shareholder's account. Reflects the undertaking of Alliance to reimburse the Fund to the extent necessary to ensure that total fund operating expenses for each class do not exceed the amount shown above. In the absence of such an undertaking, other expenses would have been, for Class I and Class II, respectively __% and __% for Premier Growth Institutional Fund, __% and__% for Quasar Institutional Fund and __% and__% for Real Estate Investment Institutional Fund.
(c) Reflects the undertaking of Alliance to limit the total Fund operating expenses. In the absence of such an undertaking, total fund operating expenses would have been, for Class I and Class II, respectively __% and __% for Premier Growth Institutional Fund, __% and __% for Quasar Institutional Fund and __% and __% for Real Estate Investment Institutional Fund.
(d) The expense information does not reflect any charges or expenses imposed by your financial representative or your employee benefit plan.

The purpose of the foregoing table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. Long-term shareholders of the Fund may pay aggregate sales charges totaling more than the economic equivalent of the maximum initial sales charges permitted by the Conduct Rules of the National Association of Securities Dealers, Inc. See "Management of the Fund--Distribution Services Agreement." The Rule 12b-1 fee for the Class II shares comprises a service fee not exceeding
 .25% of the aggregate average daily net assets of the Fund attributable to the class and an asset-based sales charge equal to the remaining portion of the Rule 12b-1 fee. "Other Expenses" are based on estimated amounts for the Fund's current fiscal year. The Example set forth above assumes reinvestment of all dividends and distributions and utilizes a 5% annual rate of return as mandated by Securities and Exchange Commission regulations. THE EXAMPLE SHOULD NOT BE CONSIDERED REPRESENTATIVE OF PAST OR FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

--------------------------------------------------------------------------------
                                    Glossary
--------------------------------------------------------------------------------
The following terms are frequently used in this Prospectus.

EQUITY SECURITIES are (i) common stocks, partnership interests, business trust shares and other equity or ownership interests in business enterprises, and (ii) securities convertible into, and rights and warrants to subscribe for the purchase of, such stocks, shares and interests.

DEBT SECURITIES are bonds, debentures, notes, bills, repurchase agreements, loans, other direct debt instruments and other fixed, floating and variable rate debt obligations, but do not include convertible securities.

FIXED-INCOME SECURITIES are debt securities and dividend-paying preferred stocks and include floating rate and variable rate instruments.

CONVERTIBLE SECURITIES are fixed-income securities that are convertible into common stock.

U.S. GOVERNMENT SECURITIES are securities issued or guaranteed by the United States Government, its agencies or instrumentalities.

FOREIGN GOVERNMENT SECURITIES are securities issued or guaranteed, as to payment of principal and interest, by governments, quasi-governmental entities, governmental agencies or other governmental entities.

MOODY'S is Moody's Investors Service, Inc.

S&P is Standard & Poor's Ratings Services.

DUFF & PHELPS is Duff & Phelps Credit Rating Co.

FITCH is Fitch Investors Service, L.P.

PRIME COMMERCIAL PAPER is commercial paper rated Prime 1 by Moody's or A-1 or higher by S&P or, if not rated, issued by companies that have an outstanding debt issue rated Aa or higher by Moody's or AA or higher by S&P.

QUALIFYING BANK DEPOSITS are certificates of deposit, bankers' acceptances and interest-bearing savings deposits of banks having total assets of more than $1 billion and which are members of the Federal Deposit Insurance Corporation.

RULE 144A SECURITIES are securities that may be resold pursuant to Rule 144A under the Securities Act of 1933, as amended (the "SECURITIES ACT").

DEPOSITARY RECEIPTS include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other types of depositary receipts.

COMMISSION is the Securities and Exchange Commission.

1940 ACT is the Investment Company Act of 1940, as amended.

CODE is the Internal Revenue Code of 1986, as amended.

--------------------------------------------------------------------------------
                           Description Of The Funds
--------------------------------------------------------------------------------
Except as noted, (i) the Funds' investment objectives are "fundamental" and cannot be changed without shareholder vote, and (ii) the Funds' investment policies are not fundamental and thus can be changed without a shareholder vote. No Fund will change a non-fundamental objective or policy without notifying its shareholders. There is no guarantee that any Fund will achieve its investment objective.

INVESTMENT OBJECTIVES AND POLICIES

ALLIANCE PREMIER GROWTH INSTITUTIONAL FUND
Alliance Premier Growth Institutional Fund ("Premier Growth Fund") seeks long-term growth of capital by investing predominantly in the equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth. Normally, about 40 companies will be represented in the Fund's portfolio, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Fund's net assets. The Fund is thus atypical from most equity mutual funds in its focus on a relatively small number of intensively researched companies and is designed for those seeking to accumulate capital over time with less volatility than that associated with investment in smaller companies.

As a matter of fundamental policy, the Fund normally invests at least 85% of its total assets in the equity securities of U.S. companies. These are companies (i) organized under U.S. law that have their principal office in the U.S., and (ii) the equity securities of which are traded principally in the U.S.

Alliance's investment strategy for the Fund emphasizes stock selection and investment in the securities of a limited number of issuers. Alliance relies heavily upon the fundamental analysis and research of its large internal research staff, which generally follows a primary research universe of more than 600 companies that have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. An emphasis is placed on identifying companies whose substantially above average prospective earnings growth is not fully reflected in current market valuations.

In managing the Fund, Alliance seeks to utilize market volatility judiciously (assuming no change in company fundamentals), striving to capitalize on apparently unwarranted price fluctuations, both to purchase or increase positions on weakness and to sell or reduce overpriced holdings. The Fund normally remains nearly fully invested and does not take significant cash positions for market timing purposes. During market declines, while adding to positions in favored stocks, the Fund becomes somewhat more aggressive, gradually reducing the number of companies represented in its portfolio. Conversely, in rising markets, while reducing or eliminating fully valued positions, the Fund becomes somewhat more conservative, gradually increasing the number of companies represented in its portfolio. Alliance thus seeks to gain positive returns in good markets while providing some measure of protection in poor markets.

Alliance expects the average market capitalization of companies represented in the Fund's portfolio normally to be in the range, or in excess, of the average market capitalization of companies comprising the "S&P 500" (the Standard & Poor's 500 Composite Stock Price Index, a widely recognized unmanaged index of market activity).

The Fund, which is diversified under the 1940 Act, may also: (i) invest up to 20% of its net assets in convertible securities of companies whose common stocks are eligible for purchase by it; (ii) invest up to 5% of its net assets in rights or warrants; (iii) invest up to 15% of its total assets in securities of foreign issuers whose common stocks are eligible for purchase by it; (iv) purchase and sell exchange-traded index options and stock index futures contracts; and (v) write covered exchange-traded call options on common stocks, unless as a result, the amount of its securities subject to call options would exceed 15% of its total assets, and purchase and sell exchange-traded call and put options on common stocks written by others, but the total cost of all options held by the Fund (including exchange-traded index options) may not exceed 10% of its total assets. For additional information on the use, risks and costs of these policies and practices see "Additional Investment Practices." The Fund will not write put options.

ALLIANCE QUASAR INSTITUTIONAL FUND
Alliance Quasar Institutional Fund ("Quasar Fund") seeks growth of capital by pursuing aggressive investment policies. It invests for capital appreciation and only incidentally for current income. The selection of securities based on the possibility of appreciation cannot prevent loss in value. Moreover, because the Fund's investment policies are aggressive, an investment in the Fund is risky and investors who want assured income or preservation of capital should not invest in the Fund.

The Fund invests in any company and industry and in any type of security with potential for capital appreciation. It invests in well-known and established companies and in new and unseasoned companies. When selecting securities, Alliance considers the economic and political outlook, the values of specific securities relative to other investments, trends in the determinants of corporate profits and management capability and practices.

The Fund invests principally in equity securities, but it also invests to a limited degree in non-convertible bonds and preferred stocks. The Fund invests in listed and unlisted U.S. and foreign securities. The Fund periodically invests in special situations, which occur when the securities of a company are expected to appreciate due to a development particularly or uniquely applicable to that company and regardless of general business conditions or movements of the market as a whole.

The Fund, which is diversified under the 1940 Act, may also: (i) invest in restricted securities and in other assets having no ready market, but not more than 10% of its total assets may be invested in such securities or assets; (ii) make short sales of securities "against the box," but not more than 15% of its net assets may be deposited on short sales; and (iii) write call options and purchase and sell put and call options written by others. For additional information on the use, risks and costs of these policies and practices see "Additional Investment Practices."

ALLIANCE REAL ESTATE INVESTMENT INSTITUTIONAL FUND
Alliance Real Estate Investment Institutional Fund ("Real Estate Investment Fund") seeks a total return on its assets from long-term growth of capital and from income principally through investing in a portfolio of equity securities of issuers that are primarily engaged in or related to the real estate industry.

Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities of real estate investment trusts ("REITs") and other real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or interests therein. The equity securities in which the Fund will invest for this purpose consist of common stock, shares of beneficial interest of REITs and securities with common stock characteristics, such as preferred stock or convertible securities ("Real Estate Equity Securities").

The Fund may invest up to 35% of its total assets in (a) securities that directly or indirectly represent participations in, or are collateralized by and payable from, mortgage loans secured by real property ("Mortgage-Backed Securities"), such as mortgage pass-through certificates, real estate mortgage investment conduit ("REMIC") certificates and collateralized mortgage obligations ("CMOs") and (b) short-term investments. These instruments are described below. The risks associated with the Fund's transactions in REMICs, CMOs and other types of mortgage-backed securities, which are considered to be derivative securities, may include some or all of the following: market risk, leverage and volatility risk, correlation risk, credit risk and liquidity and valuation risk. See "Risk Considerations" for a description of these and other risks.

As to any investment in Real Estate Equity Securities, Alliance's analysis will focus on determining the degree to which the company involved can achieve sustainable growth in cash flow and dividend paying capability. Alliance believes that the primary determinant of this capability is the economic viability of property markets in which the company operates and that the secondary determinant of this capability is the ability of management to add value through strategic focus and operating expertise. The Fund will purchase Real Estate Equity Securities when, in the judgment of Alliance, their market price does not adequately reflect this potential. In making this determination, Alliance will take into account fundamental trends in underlying property markets as determined by proprietary models, site visits conducted by individuals knowledgeable in local real estate markets, price-earnings ratios (as defined for real estate companies), cash flow growth and stability, the relationship between asset value and market price of the securities, dividend payment history, and such other factors which Alliance may determine from time to time to be relevant. Alliance will attempt to purchase for the Fund Real Estate Equity Securities of companies whose underlying portfolios are diversified geographically and by property type.

The Fund may invest without limitation in shares of REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

Investment Process for Real Estate Equity Securities REAL ESTATE INVESTMENT FUND'S investment strategy with respect to Real Estate Equity Securities is based on the premise that property market fundamentals are the primary determinant of growth underlying the success of Real Estate Equity Securities. Value added management will further distinguish the most attractive Real Estate Equity Securities. The Fund's research and investment process is designed to identify those companies with strong property fundamentals and strong management teams. This process is comprised of real estate market research, specific property inspection and securities analysis.

The universe of property-owning real estate industry firms consists of approximately 125 companies of sufficient size and quality to merit consideration for investment by the Fund. In implementing the Fund's research and investment process, Alliance will avail itself of the consulting services of Koll Investment Management, a division of Koll Real Estate Services ("Koll"), a national real estate investment and property manager that oversees a 2,000 property portfolio. As consultant to Alliance, Koll provides access to a proprietary model (Koll's National Real Estate Index) that analyzes the approximately 11,000 properties owned by these companies. Using proprietary databases and algorithms, Koll analyzes local market rent, expense and occupancy trends, market specific transaction pricing, demographic and economic trends, and leading indicators of real estate supply such as building permits. Over 400 asset-type specific geographic markets are analyzed and ranked on a relative scale by Koll in compiling its REIT Score database. The relative attractiveness of these real estate industry companies is similarly ranked based on the composite rankings of the properties they own. See

"Management of the Fund--Consultant to Adviser" for more information about Koll.

Once the universe of real estate industry companies has been distilled through the market research process, Koll's local market presence provides the capability to perform site specific inspections of key properties. This analysis examines specific property location, condition, and sub-market trends. Koll's use of locally based real estate professionals provides Alliance with a window on the operations of the portfolio companies as information gathered can immediately be put in the context of local market events. Only those companies whose specific property portfolios reflect the promise of their general markets will be considered for initial and continued investment by the Fund.

Alliance further screens the universe of real estate industry companies by using rigorous financial models and by engaging in regular contact with management of targeted companies. Each management's strategic plan and ability to execute the plan are determined and analyzed. Alliance will make extensive use of Koll's network of industry analysts in order to assess trends in tenant industries. This information is then used to further interpret management's strategic plans. Financial ratio analysis is used to isolate those companies with the ability to make value-added acquisitions. This information is combined with property market trends and used to project future earnings potential.

Alliance believes that this process will result in a portfolio that will consist of Real Estate Equity Securities of companies that own assets in the most desirable markets across the country, diversified geographically and by property type.

The short-term investments in which REAL ESTATE INVESTMENT FUND may invest are: corporate commercial paper and other short-term commercial obligations, in each case rated or issued by companies with similar securities outstanding that are rated Prime-1, Aa or better by Moody's or A-1, AA or better by S&P; obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances) of banks with securities outstanding that are rated Prime-1, Aa or better by Moody's or A-1, AA or better by S&P; and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities with remaining maturities not exceeding 18 months.

The Fund may invest in debt securities rated BBB or higher by S&P or Baa or higher by Moody's or, if not so rated, of equivalent credit quality as determined by Alliance. The Fund expects that it will not retain a debt security which is downgraded below BBB or Baa or, if unrated, determined by Alliance to have undergone similar credit quality deterioration, subsequent to purchase by the Fund.

The Fund, which is diversified under the 1940 Act, may also engage in the following investment practices to the extent indicated: (i) invest up to 10% of its net assets in rights or warrants; (ii) invest up to 15% of its net assets in the convertible securities of companies whose common stocks are eligible for purchase by the Fund; (iii) lend portfolio securities equal in value to not more than 25% of total assets; (iv) enter into repurchase agreements of up to seven days' duration; (v) enter into forward commitments transactions as long as the Fund's aggregate commitments under such transactions are not more than 30% of the Fund's total assets; (vi) enter into standby commitment agreements; (vii) make short sales of securities or maintain a short position but only if at all times when a short position is open not more than 25% of the Fund's net assets (taken at market value) is held as collateral for such sales; and (viii) invest in illiquid securities unless, as a result, more than 15% of its net assets would be so invested.

ADDITIONAL INVESTMENT PRACTICES
Some or all of the Funds may engage in the following investment practices to the extent described above.

Convertible Securities. Prior to conversion, convertible securities have the same general characteristics as non-convertible debt securities, which provide a stable stream of income with yields that are generally higher than those of equity securities of the same or similar issuers. The price of a convertible security will normally vary with changes in the price of the underlying stock, although the higher yield tends to make the convertible security less volatile than the underlying common stock. As with debt securities, the market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they offer investors the potential to benefit from increases in the market price of the underlying common stock.

Rights and Warrants. A Fund will invest in rights or warrants only if the underlying equity securities themselves are deemed appropriate by Alliance for inclusion in the Fund's portfolio. Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights are similar to warrants except that they have a substantially shorter duration. Rights and warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company. The value of a right or warrant does not necessarily change with the value of the underlying security, although the value of a right or warrant may decline because of a decrease in the value of the underlying security, the passage of time or a change in perception as to the potential of the underlying security, or any combination thereof. If the market price of the underlying security is below the exercise price set forth in the warrant on the expiration date, the warrant will expire worthless. Moreover, a right or warrant ceases to have value if it is not exercised prior to the expiration date.

Depositary Receipts and Securities of Supranational Entities. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. ADRs are depositary receipts typically issued by a U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. GDRs and other types of depositary receipts are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or a U.S. company. Generally, depositary receipts in registered form are designed for use in the U.S. securities markets, and depositary receipts in bearer form are designed for use in foreign securities markets.

A supranational entity is an entity designated or supported by the national government of one or more countries to promote economic reconstruction or development. Examples of supranational entities include, among others, the World Bank (International Bank for Reconstruction and Development) and the European Investment Bank. A European Currency Unit is a basket of specified amounts of the currencies of the member states of the European Economic Community. "Semi-governmental securities" are securities issued by entities owned by either a national, state or equivalent government or are obligations of one of such government jurisdictions which are not backed by its full faith and credit and general taxing powers.

Zero-Coupon and Payment-in-Kind Bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer to make current interest payments on the bonds in additional bonds. Because zero-coupon bonds and payment-in-kind bonds do not pay current interest in cash, their value is generally subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest in cash currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently. Even though such bonds do not pay current interest in cash, a Fund is nonetheless required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its dividend requirements.

Equity-Linked Debt Securities. Equity-linked debt securities are securities with respect to which the amount of interest and/or principal that the issuer thereof is obligated to pay is linked to the performance of a specified index of equity securities. Such amount may be significantly greater or less than payment obligations in respect of other types of debt securities. Adverse changes in equity securities indices and other adverse changes in the securities markets may reduce payments made under, and/or the principal of, equity-linked debt securities held by the Fund. Furthermore, as with any debt securities, the values of equity-linked debt securities will generally vary inversely with changes in interest rates. The Fund's ability to dispose of equity-linked debt securities will depend on the availability of liquid markets for such securities. Investment in equity-linked debt securities may be considered to be speculative. As with other securities, the Fund could lose its entire investment in equity-linked debt securities.

Mortgage-Backed Securities and Associated Risks. Mortgage-Backed Securities include mortgage pass-through certificates and multiple-class pass-through securities, such as REMIC pass-through certificates, CMOs and stripped mortgage-backed securities ("SMBS"), and other types of Mortgage-Backed Securities that may be available in the future.

Guaranteed Mortgage Pass-Through Securities. REAL ESTATE INVESTMENT FUND may invest in guaranteed mortgage pass-through securities which represent participation interests in pools of residential mortgage loans and are issued by U.S. governmental or private lenders and guaranteed by the U.S. Government or one of its agencies or instrumentalities, including but not limited to the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Ginnie Mae certificates are guaranteed by the full faith and credit of the United States Government for timely payment of principal and interest on the certificates. Fannie Mae certificates are guaranteed by Fannie Mae, a federally chartered and privately-owned corporation for full and timely payment of principal and interest on the certificates. Freddie Mac certificates are guaranteed by Freddie Mac, a corporate instrumentality of the United States Government, for timely payment of interest and the ultimate collection of all principal of the related mortgage loans.

Multiple-Class Pass-Through Securities and Collateralized Mortgage Obligations. Mortgage-Backed Securities also include CMOs and REMIC pass-through or participation certificates, which may be issued by, among others, U.S. Government agencies and instrumentalities as well as private lenders. CMOs and REMIC certificates are issued in multiple classes and the principal of and interest on the mortgage assets may be allocated among the several classes of CMOs or REMIC certificates in various ways. Each class of CMOs or REMIC certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Generally, interest is paid or accrues on all classes of CMOs or REMIC certificates on a monthly basis. REAL ESTATE INVESTMENT FUND will not invest in the lowest tranche of CMOs and REMIC certificates.

Typically, CMOs are collateralized by Ginnie Mae or Freddie Mac certificates but also may be collateralized by other mortgage assets such as whole loans or private mortgage pass-through securities. Debt service on CMOs is provided from payments of principal and interest on collateral of mortgaged assets and any reinvestment income thereon.

A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages primarily secured by interests in real property and other permitted investments. Investors may purchase "regular" and "residual" interest shares of beneficial interest in REMIC trusts although the Fund does not intend to invest in residual interests.

Risks. Investing in Mortgage-Backed Securities involves certain unique risks in addition to those generally associated with investing in the real estate industry in general. These unique risks include the failure of a counterparty to meet its commitments, adverse interest rate changes and the effects of prepayments on mortgage cash flows. See "Risk Considerations--Mortgage-Backed Securities" for a more complete description of the characteristics of Mortgage-Backed Securities and associated risks.

Illiquid Securities. Subject to any more restrictive applicable fundamental investment policy, none of the Funds will maintain more than 15% of its net assets in illiquid securities. Illiquid securities generally include (i) direct placements or other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., when trading in the security is suspended or, in the case of unlisted securities, when market makers do not exist or will not entertain bids or offers), including many individually negotiated currency swaps and any assets used to cover currency swaps and most privately negotiated investments in state enterprises that have not yet conducted an initial equity offering, (ii) over-the-counter options and assets used to cover over-the-counter options, and (iii) repurchase agreements not terminable within seven days.

Because of the absence of a trading market for illiquid securities, a Fund may not be able to realize their full value upon sale. With respect to each Fund that may invest in such securities, Alliance will monitor their illiquidity under the supervision of the Directors of the Fund. To the extent permitted by applicable law, Rule 144A securities will not be treated as "illiquid" for purposes of the foregoing restriction so long as such securities meet liquidity guidelines established by a Fund's Directors.

A Fund that invests in securities for which there is no ready market may therefore not be able to readily sell such securities. To the extent that these securities are foreign securities, there is no law in many of the countries in which a Fund may invest similar to the Securities Act requiring an issuer to register the sale of securities with a governmental agency or imposing legal restrictions on resales of securities, either as to length of time the securities may be held or manner of resale. However, there may be contractual restrictions on resale of securities.

Options. An option gives the purchaser of the option, upon payment of a premium, the right to deliver to (in the case of a put) or receive from (in the case of a call) the writer a specified amount of a security on or before a fixed date at a predetermined price. A call option written by a Fund is "covered" if the Fund owns the underlying security, has an absolute and immediate right to acquire that security upon conversion or exchange of another security it holds, or holds a call option on the underlying security with an exercise price equal to or less than that of the call option it has written. A put option written by a Fund is covered if the Fund holds a put option on the underlying securities with an exercise price equal to or greater than that of the put option it has written.

In purchasing an option, a Fund would be in a position to realize a gain if, during the option period, the price of the underlying security increased (in the case of a call) or decreased (in the case of a put) by an amount in excess of the premium paid; otherwise the Fund would experience a loss equal to the premium paid for the option.

If an option written by a Fund were exercised, the Fund would be obligated to purchase (in the case of a put) or sell (in the case of a call) the underlying security at the exercise price. The risk involved in writing an option is that, if the option were exercised, the underlying security would then be purchased or sold by the Fund at a disadvantageous price. These risks could be reduced by entering into a closing transaction (i.e., by disposing of the option prior to its exercise). A Fund retains the premium received from writing a put or call option whether or not the option is exercised. The writing of covered call options could result in increases in a Fund's portfolio turnover rate, especially during periods when market prices of the underlying securities appreciate.

QUASAR FUND will not write uncovered call options and will not write a call option if, as a result, the aggregate of the Fund's portfolio securities subject to outstanding call options (valued at the lower of the option price or market value of such securities) would exceed 15% of the Fund's total assets or more than 10% of the Fund's assets would be committed to call options that at the time of sale have a remaining term of more than 100 days. The aggregate cost of all outstanding options purchased and held by each of PREMIER GROWTH FUND and QUASAR FUND will at no time exceed 10% of the Fund's total assets.

A Fund that purchases or writes options on securities in privately negotiated (i.e., over-the-counter) transactions will effect such transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy by Alliance, and Alliance has adopted procedures for monitoring the creditworthiness of such entities. Options purchased or written by a Fund in negotiated transactions are illiquid and it may not be possible for the Fund to effect a closing transaction at an advantageous time. See "Illiquid Securities."

Options on Securities Indices. An option on a securities index is similar to an option on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

Futures Contracts and Options on Futures Contracts. A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the securities or foreign currencies or other commodity called for by the contract at a specified price on a specified date. A "purchase" of a futures contract means the incurring of an obligation to acquire the securities, foreign currencies or other commodity called for by the contract at a specified price on a specified date. The purchaser of a futures contract on an index agrees to take or make delivery of an amount of cash equal to the difference between a specified dollar multiple of the value of the index on the expiration date of the contract ("current contract value") and the price at which the contract was originally struck. No physical delivery of the securities underlying the index is made.


Options on futures contracts written or purchased by a Fund will be traded on U.S. or foreign exchanges or over-the-counter. These investment techniques will be used only to hedge against anticipated future changes in market conditions and interest or exchange rates which otherwise might either adversely affect the value of the Fund's portfolio securities or adversely affect the prices of securities which the Fund intends to purchase at a later date.

No Fund will enter into any futures contracts or options on futures contracts if immediately thereafter the market values of the outstanding futures contracts of the Fund and the currencies and futures contracts subject to outstanding options written by the Fund would exceed 50% of its total assets. PREMIER GROWTH FUND may not purchase or sell a stock index future if immediately thereafter more than 30% of its total assets would be hedged by stock index futures. PREMIER GROWTH FUND may not purchase or sell a stock index future if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions would exceed 5% of the market value of the Fund's total assets.

Options on Foreign Currencies. As in the case of other kinds of options, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received, and a Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to a Fund's position, it may forfeit the entire amount of the premium plus related transaction costs. See the Statement of Additional Information of each Fund that may invest in options on foreign currencies for further discussion of the use, risks and costs of options on foreign currencies.

Forward Foreign Currency Exchange Contracts. A Fund purchases or sells forward contracts to minimize the risk to it from adverse changes in the relationship between the U.S. dollar and other currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date, and is individually negotiated and privately traded.

A Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security ("transaction hedge"). A Fund will not engage in transaction hedges with respect to the currency of a particular country to an extent greater than the aggregate amount of the Fund's transactions in that currency. When a Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency, or when the Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount ("position hedge"). A Fund will not position hedge with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular foreign currency. Instead of entering into a position hedge, a Fund may, in the alternative, enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where the Fund believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated ("cross-hedge"). Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such forward contracts.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

Forward Commitments. Forward commitments for the purchase or sale of securities may include purchases on a "when-issued" basis or purchases or sales on a "delayed delivery" basis. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring (i.e., a "when, as and if issued" trade).

When forward commitment transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but settlements beyond two months may be negotiated. Securities purchased or sold under a forward commitment are subject to market fluctuation, and no interest or dividends accrue to the purchaser prior to the settlement date. At the time a Fund intends to enter into a forward commitment, it records the transaction and thereafter reflects the value of the security purchased or, if a sale, the proceeds to be received, in determining its net asset value. Any unrealized appreciation or depreciation reflected in such valuation of a "when, as and if issued" security would be canceled in the event that the required conditions did not occur and the trade was canceled.

The use of forward commitments enables a Fund to protect against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling bond prices, a Fund might sell securities in its portfolio on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising bond prices, a Fund might sell a security in its portfolio and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields. However, if Alliance were to forecast incorrectly the direction of interest rate movements, a Fund might be required to complete such when-issued or forward transactions at prices inferior to the then current market values. When-issued securities and forward commitments may be sold prior to the settlement date, but a Fund enters into when-issued and forward commitments only with the intention of actually receiving securities or delivering them, as the case may be. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss. Any significant commitment of Fund assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of the Fund's net asset value. In the event the other party to a forward commitment transaction were to default, a Fund might lose the opportunity to invest money at favorable rates or to dispose of securities at favorable prices.


Standby Commitment Agreements. Standby commitment agreements commit a Fund, for a stated period of time, to purchase a stated amount of a security that may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security are fixed at the time of the commitment. At the time of entering into the agreement the Fund is paid a commitment fee, regardless of whether the security ultimately is issued, typically equal to approximately 0.5% of the aggregate purchase price of the security the Fund has committed to purchase. A Fund will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price considered advantageous to the Fund and unavailable on a firm commitment basis. No Fund will enter into a standby commitment with a remaining term in excess of 45 days. Investments by the REAL ESTATE INVESTMENT FUND in standby commitments will be limited so that the aggregate purchase price of the securities subject to the commitments will not exceed 25% of the Fund's assets taken at the time of making the commitment.

There is no guarantee that a security subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, a Fund will bear the risk of capital loss in the event the value of the security declines and may not benefit from an appreciation in the value of the security during the commitment period if the issuer decides not to issue and sell the security to the Fund.

Repurchase Agreements. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally a day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate for the period the buyer's money is invested in the security. Such agreements permit a Fund to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. If a vendor defaults on its repurchase obligation, a Fund would suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If a vendor goes bankrupt, a Fund might be delayed in, or prevented from, selling the collateral for its benefit. Alliance monitors the creditworthiness of the vendors with which the Fund enters into repurchase agreements. There is no percentage restriction on a Fund's ability to enter into repurchase agreements, other than as indicated under "Investment Objectives and Policies."

Short Sales. A short sale is effected by selling a security that a Fund does not own, or if the Fund does own such security, it is not to be delivered upon consummation of the sale. A short sale is "against the box" to the extent that a Fund contemporaneously owns or has the right to obtain securities identical to those sold short without payment. REAL ESTATE INVESTMENT FUND may not make a short sale if as a result more than 25% of the Fund's net assets would be held as collateral for short sales. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. See "Certain Fundamental Investment Policies." Certain special federal income tax considerations may apply to short sales entered into by a Fund. See "Dividends, Distributions and Taxes" in the relevant Fund's Statement of Additional Information.

Loans of Portfolio Securities. The risks in lending portfolio securities, as with other extensions of credit, consist of possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities to a particular borrower, Alliance will consider all relevant facts and circumstances, including the creditworthiness of the borrower. While securities are on loan, the borrower will pay the Fund any income earned thereon and the Fund may invest any cash collateral in portfolio securities, thereby earning additional income, or receive an agreed upon amount of income from a borrower who has delivered equivalent collateral. Each Fund will have the right to regain record ownership of loaned securities or equivalent securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest or distributions. A Fund may pay reasonable finders', administrative and custodial fees in connection with a loan. A Fund will not lend its portfolio securities to any officer, director, employee or affiliate of the Fund or Alliance. REAL ESTATE INVESTMENT FUND will not lend portfolio assets in excess of 25% of the value of its total assets.

General. The successful use of the foregoing investment practices draws upon Alliance's special skills and experience with respect to such instruments and usually depends on Alliance's ability to forecast price movements, interest rates or currency exchange rate movements correctly. Should interest rates, prices or exchange rates move unexpectedly, a Fund may not achieve the anticipated benefits of the transactions or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to certain options and forward contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of futures contracts, options and forward contracts and movements in the prices of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

A Fund's ability to dispose of its position in futures contracts, options and forward contracts depends on the availability of liquid markets in such instruments. Markets in options and futures with respect to a number of types of securities and currencies are relatively new and still developing, and there is no public market for forward contracts. It is impossible to predict the amount of trading interest that may exist in various types of futures contracts, options and forward contracts. If a secondary market does not exist with respect to an option purchased or written by a Fund, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option) with the result that (i) an option purchased by the Fund would have to be exercised in order for the Fund to realize any profit and (ii) the Fund may not be able to sell currencies or portfolio securities covering an option written by the Fund until the option expires or it delivers the underlying security, futures contract or currency upon exercise. Therefore, no assurance can be given that the Funds will be able to utilize these instruments effectively for the purposes set forth above. Furthermore, a Fund's ability to engage in options and futures transactions may be limited by tax considerations. See "Dividends, Distributions and Taxes" in the Statement of Additional Information of each Fund that invests in options and futures.

Future Developments. A Fund may, following written notice to its shareholders, take advantage of other investment practices that are not currently contemplated for use by the Fund or are not available but may yet be developed, to the extent such investment practices are consistent with the Fund's investment objective and legally permissible for the Fund. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

Defensive Position. For temporary defensive purposes, each Fund may invest in certain types of short-term, liquid, high grade or high quality (depending on the Fund) debt securities. These securities may include U.S. Government securities, qualifying bank deposits, money market instruments, prime commercial paper and other types of short-term debt securities including notes and bonds. For Funds that may invest in foreign countries, such securities may also include short-term, foreign-currency denominated securities of the type mentioned above issued by foreign governmental entities, companies and supranational organizations. For a complete description of the types of securities each Fund may invest in while in a temporary defensive position, please see such Fund's Statement of Additional Information.

Portfolio Turnover. Alliance anticipates that the annual portfolio turnover will be __% for PREMIER GROWTH FUND, __% for QUASAR FUND and __% for REAL ESTATE INVESTMENT FUND. These portfolio turnover rates are greater than those of most other investment companies, including those which emphasize capital appreciation as a basic policy. A high rate of portfolio turnover involves correspondingly greater brokerage and other expenses than a lower rate, which must be borne by the Fund and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains. See "Dividends, Distributions and Taxes" in each Fund's Statement of Additional Information.

CERTAIN FUNDAMENTAL INVESTMENT POLICIES
Each Fund has adopted certain fundamental investment policies listed below, which may not be changed without the approval of its shareholders. Additional investment restrictions with respect to a Fund are set forth in its Statement of Additional Information.

PREMIER GROWTH FUND may not: (i) purchase more than 10% of the outstanding voting securities of any one issuer; (ii) invest 25% or more of the value of its total assets in the same industry; (iii) borrow money or issue senior securities except for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets at the time the borrowing is made; (iv) pledge, mortgage, hypothecate or otherwise encumber any of its assets except in connection with the writing of call options and except to secure permitted borrowings; or (v) invest in the securities of any issuer that has a record of less than three years of continuous operation (including the operation of any predecessor) if as a result more than 10% of the value of the total assets of the Fund would be invested in the securities of such issuer or issuers.

QUASAR FUND may not: (i) purchase the securities of any one issuer, other than the U.S. Government or any of its agencies or instrumentalities, if as a result more than 5% of its total assets would be invested in such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of its total assets may be invested without regard to these 5% and 10% limitations; (ii) invest more than 25% of its total assets in any particular industry; (iii) borrow money except for temporary or emergency purposes in an amount not exceeding 5% of its total assets at the time the borrowing is made; or (iv) invest more than 10% of its assets in restricted securities.

REAL ESTATE INVESTMENT FUND may not: (i) with respect to 75% of its total assets, have such assets represented by other than: (a) cash and cash items, (b) U.S. Government securities, or (c) securities of any one issuer (other than the U.S. Government and its agencies or instrumentalities) not greater in value than 5% of the Fund's total assets, and not more than 10% of the outstanding voting securities of such issuer; (ii) purchase the securities of any one issuer, other than the U.S. Government and its agencies or instrumentalities, if as a result
(a) the value of the holdings of the Fund in the securities of such issuer exceeds 25% of its total assets, or (b) the Fund owns more than 25% of the outstanding securities of any one class of securities of such issuer; (iii) invest 25% or more of its total assets in the securities of issuers conducting their principal business activities in any one industry, other than the real estate industry in which the Fund will invest at least 25% or more of its total assets, except that this restriction does not apply to U.S. Government securities; (iv) purchase or sell real estate, except that it may purchase and sell securities of companies which deal in real estate or interests therein, including Real Estate Equity Securities; or (v) borrow money except for temporary or emergency purposes or to meet redemption requests, in an amount not exceeding 5% of the value of its total assets at the time the borrowing is made.


RISK CONSIDERATIONS
Investment in certain of the Funds involves the special risk considerations described below. These risks may be heightened when investing in emerging markets.

Foreign Investment. The securities markets of many foreign countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, a Fund whose investment portfolio includes such securities may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in equity securities of United States companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States. Securities settlements may in some instances be subject to delays and related administrative uncertainties. These problems are particularly severe in India, where settlement is through physical delivery, and, where, currently, a severe shortage of vault capacity exists among custodial banks, although efforts are being undertaken to alleviate the shortage. Certain foreign countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the costs and expenses of a Fund. In addition, the repatriation of investment income, capital or the proceeds of sales of securities from certain of the countries is controlled under regulations, including in some cases the need for certain advance government notification or authority, and if a deterioration occurs in a country's balance of payments, the country could impose temporary restrictions on foreign capital remittances.

A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investment. Investing in local markets may require a Fund to adopt special procedures, which may involve additional costs to a Fund. The liquidity of a Fund's investments in any country in which any of these factors exists could be affected and Alliance will monitor the effect of any such factor or factors on a Fund's investments. Furthermore, transaction costs including brokerage commissions for transactions both on and off the securities exchanges in many foreign countries are generally higher than in the U.S. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements and timely disclosure of information. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards in important respects and less information may be available to investors in foreign securities than to investors in U.S. securities. Substantially less information is publicly available about certain non-U.S. issuers than is available about U.S. issuers.

The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political or social instability or diplomatic developments could affect adversely the economy of a foreign country or the Fund's investments in such country. In the event of expropriation, nationalization or other confiscation, a Fund could lose its entire investment in the country involved. In addition, laws in foreign countries governing business organizations, bankruptcy and insolvency may provide less protection to security holders such as the Fund than that provided by U.S. laws.

Investment in Smaller, Emerging Companies. The Funds may invest in smaller, emerging companies. Investment in such companies involves greater risks than is customarily associated with securities of more established companies. The securities of smaller companies may have relatively limited marketability and may be subject to more abrupt or erratic market movements than securities of larger companies or broad market indices.

The Real Estate Industry. Although REAL ESTATE INVESTMENT FUND does not invest directly in real estate, it does invest primarily in Real Estate Equity Securities and does have a policy of concentration of its investments in the real estate industry. Therefore, an investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. To the extent that assets underlying the Fund's investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to certain of the foregoing risks to a greater extent.

In addition, if Real Estate Investment Fund receives rental income or income from the disposition of real property acquired as a result of a default on securities the Fund owns, the receipt of such income may adversely affect the Fund's ability to retain its tax status as a regulated investment company. See "Dividends, Distributions and Taxes" in the Statement of Additional Information. Investments by the Fund in securities of companies providing mortgage servicing will be subject to the risks associated with refinancings and their impact on servicing rights.

REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P Index of 500 Common Stocks.

Mortgage-Backed Securities. As discussed above, investing in Mortgage-Backed Securities involves certain unique risks in addition to those risks associated with investment in the real estate industry in general. These risks include the failure of a counterparty to meet its commitments, adverse interest rate changes and the effects of prepayments on mortgage cash flows. When interest rates decline, the value of an investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of an investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Further, the yield characteristics of Mortgage-Backed Securities, such as those in which REAL ESTATE INVESTMENT FUND may invest, differ from those of traditional fixed-income securities. The major differences typically include more frequent interest and principal payments (usually monthly), the adjustability of interest rates, and the possibility that prepayments of principal may be made substantially earlier than their final distribution dates.

Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors, and cannot be predicted with certainty. Both adjustable rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Early payment associated with Mortgage-Backed Securities causes these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. Under certain interest rate and prepayment rate scenarios, the Fund may fail to recoup fully its investment in Mortgage-Backed Securities notwithstanding any direct or indirect governmental or agency guarantee. When the Fund reinvests amounts representing payments and unscheduled prepayments of principal, it may receive a rate of interest that is lower than the rate on existing adjustable rate mortgage pass-through securities. Thus, Mortgage-Backed Securities, and adjustable rate mortgage pass-through securities in particular, may be less effective than other types of U.S. Government securities as a means of "locking in" interest rates.

U.S. and Foreign Taxes. A Fund's investment in foreign securities may be subject to taxes withheld at the source on dividend or interest payments. Foreign taxes paid by a Fund may be creditable or deductible by U.S. shareholders for U.S. income tax purposes. No assurance can be given that applicable tax laws and interpretations will not change in the future. Moreover, non-U.S. investors may not be able to credit or deduct such foreign taxes. Investors should review carefully the information discussed under the heading "Dividends, Distributions and Taxes" and should discuss with their tax advisers the specific tax consequences of investing in a Fund.

Fixed-Income Securities. The value of each Fund's shares will fluctuate with the value of its investments. The value of each Fund's investments in fixed-income securities will change as the general level of interest rates fluctuates. During periods of falling interest rates, the values of fixed-income securities generally rise. Conversely, during periods of rising interest rates, the values of fixed-income securities generally decline.

Under normal market conditions, the average dollar-weighted maturity of a Fund's portfolio of debt or other fixed-income securities is expected to vary between one year or less and 30 years in the case of all Funds that invest in such securities. In periods of increasing interest rates, each of the Funds may, to the extent it holds mortgage-backed securities, be subject to the risk that the average dollar-weighted maturity of the Fund's portfolio of debt or other fixed-income securities may be extended as a result of lower than anticipated prepayment rates. See "Additional Investment Practices--Mortgage-Backed Securities."

Securities Ratings. The ratings of securities by S&P, Moody's, Duff
& Phelps and Fitch are a generally accepted barometer of credit risk. They are, however, subject to certain limitations from an investor's standpoint. The rating of an issuer is heavily weighted by past developments and does not necessarily reflect probable future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated. In addition, there may be varying degrees of difference in credit risk of securities within each rating category.

Securities rated Aaa by Moody's and AAA by S&P, Duff & Phelps and Fitch are considered to be of the highest quality; capacity to pay interest and repay principal is extremely strong. Securities rated Aa by Moody's and AA by S&P, Duff & Phelps and Fitch are considered to be high quality; capacity to repay principal is considered very strong, although elements may exist that make risks appear somewhat larger than exist with securities rated Aaa or AAA. Securities rated A are considered by Moody's to possess adequate factors giving security to principal and interest. S&P, Duff & Phelps and Fitch consider such securities to have a strong capacity to pay interest and repay principal. Such securities are more susceptible to adverse changes in economic conditions and circumstances than higher-rated securities.

Securities rated Baa by Moody's and BBB by S&P, Duff & Phelps and Fitch are considered to have an adequate capacity to pay interest and repay principal. Such securities are considered to have speculative characteristics and share some of the same characteristics as lower-rated securities. Sustained periods of deteriorating economic conditions or of rising interest rates are more likely to lead to a weakening in the issuer's capacity to pay interest and repay principal than in the case of higher-rated securities. Securities rated Ba by Moody's and BB by S&P, Duff & Phelps and Fitch are considered to have speculative characteristics with respect to capacity to pay interest and repay principal over time; their future cannot be considered as well-assured. Securities rated B by Moody's, S&P, Duff & Phelps and Fitch are considered to have highly speculative characteristics with respect to capacity to pay interest and repay principal. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Securities rated Caa by Moody's and CCC by S&P, Duff & Phelps and Fitch are of poor standing and there is a present danger with respect to payment of principal or interest. Securities rated Ca by Moody's and CC by S&P and Fitch are minimally protected, and default in payment of principal or interest is probable. Securities rated C by Moody's, S&P and Fitch are in imminent default in payment of principal or interest and have extremely poor prospects of ever attaining any real investment standing. Securities rated D by S&P and Fitch are in default. The issuer of securities rated DD by Duff & Phelps is under an order of liquidation.

Foreign government securities are not treated like U.S. Government securities for purposes of the diversification tests described in the preceding paragraph, but instead are subject to these tests in the same manner as the securities of non-governmental issuers.

--------------------------------------------------------------------------------
                              Purchase And Sale
--------------------------------------------------------------------------------
                                  Of Shares
--------------------------------------------------------------------------------

HOW TO BUY SHARES
Each Fund offers two classes of shares. Shares of the Funds are available through your financial representative. Class I shares may be purchased and held solely (i) through accounts established under a fee-based program sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by the Distributor, (ii) through Employee Plans that have at least $[ ] million in assets, (iii) by investment advisory clients of, and certain other persons associated with, Alliance and its affiliates or the Funds, and (iv) through registered investment advisers or other financial intermediaries who charge a management, consulting or other fee for their service and who purchase shares through a broker or agent approved by the Distributor and clients of such registered investment advisers or financial intermediaries whose accounts are linked to the master account of such investment adviser or financial intermediary on the books of such approved broker or agent. A shareholder's Class I shares will automatically convert to Class II shares of the same Fund under certain circumstances. See "Conversion Feature--Conversion to Class II Shares." Class II shares may be purchased and held solely (i) by investors participating in wrap-fee or other similar programs offered by registered broker-dealers or other financial intermediaries that meet certain requirements established by the Distributor, and (ii) Employee Plans that have at least $[ ] million in assets. For more detailed information about who may purchase and hold the shares of each Fund see the Fund's Statement of Additional Information. Fee-based and other programs may impose different requirements with respect to investment in the shares of the Funds than described above.

The minimum initial investment in the Company is $2 million, which may be invested in any one or more of the Funds. Investments made through fee-based or wrap-fee programs will satisfy the minimum initial investment requirement if the fee-based or wrap-fee program, as a whole, invests at least $2 million in one or more of the Funds. There is no minimum for subsequent investments. The minimum initial investment may be waived in the discretion of the Company. The Funds may refuse any order to purchase shares. In this regard, the Funds reserve the right to restrict purchases of shares (including through exchanges) when there appears to be evidence of a pattern of frequent purchases and sales made in response to short-term considerations.

HOW THE FUNDS VALUE THEIR SHARES
The net asset value of shares of a class of each Fund is calculated by dividing the value of the Fund's net assets allocable to the class by the outstanding shares of that class. Shares are valued each day the New York Stock Exchange (the "Exchange") is open as of the close of regular trading (currently 4:00 p.m. Eastern time). The securities in a Fund are valued at their current market value determined on the basis of market quotations or, if such quotations are not readily available, such other methods as the Company's Directors believe would accurately reflect fair market value.

HOW TO SELL SHARES
You may "redeem," i.e., sell your shares in a Fund to the Company on any day the Exchange is open, either directly or through your financial representative. The price you will receive is the net asset value next calculated after the Company receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check or electronic funds transfer, the Company will not send proceeds until it is reasonably satisfied that the check or electronic funds transfer has been collected (which may take up to 15 days). If you are in doubt about what documents are required by your fee-based program or other program, you should contact your financial representative.

SELLING SHARES THROUGH YOUR FINANCIAL REPRESENTATIVE
Your financial representative must receive your request before 4:00 p.m. Eastern time, and your financial representative must transmit your request to the Fund by 5:00 p.m. Eastern time, for you to receive that day's net asset value. Your financial representative is responsible for furnishing all necessary documentation to the Company and may charge you for this service.

SELLING SHARES DIRECTLY TO THE COMPANY
Send a signed letter of instruction or stock power form to AFS along with certificates, if any, that represent the shares you want to sell. For your protection, signatures must be guaranteed by a bank, a member firm of a national stock exchange or other eligible guarantor institution. Stock power forms are available from your financial representative, AFS, and many commercial banks. Additional documentation is required for the sale of shares by corporations, intermediaries, fiduciaries and surviving joint owners. For details contact:

                            Alliance Fund Services
                                P.O. Box 1520
                           Secaucus, NJ 07096-1520
                                1-800-221-5672

Alternatively, a request for redemption of shares for which no stock certificates have been issued can also be made by telephone to 800-221-5672. Telephone redemption requests must be made by 4 p.m. Eastern time on a Fund business day in order to receive that day's net asset value, and, except for certain omnibus accounts, may be made only once in any 30-day period. A shareholder who has completed the Telephone Transactions section of the Subscription Application, or the Shareholder Options form obtained from AFS, can elect to have the proceeds of his or her redemption sent to his or her bank via an electronic funds transfer. Proceeds of telephone redemptions also may be sent by check to a shareholder's address of record. Except for certain omnibus accounts, redemption requests by electronic funds transfer may not exceed $100,000 and redemption requests by check may not exceed $50,000. Telephone redemption is not available for shares held in nominee or "street name" accounts or retirement plan accounts or shares held by a shareholder who has changed his or her address of record within the previous 30 calendar days.

GENERAL
The sale of shares is a taxable transaction for federal tax purposes. Under unusual circumstances, the Company may suspend redemptions or postpone payment for up to seven days or longer, as permitted by federal securities law. The Company reserves the right to close an account that through redemption has remained below $200 for 90 days. Shareholders will receive 60 days' written notice to increase the account value before the account is closed.

During drastic economic or market developments, you might have difficulty reaching AFS by telephone, in which event you should issue written instructions to AFS. AFS is not responsible for the authenticity of telephonic requests to purchase, sell or exchange shares. AFS will employ reasonable procedures to verify that telephone requests are genuine, and could be liable for losses resulting from unauthorized transactions if it failed to do so. Dealers and agents may charge a commission for handling telephonic requests. The telephone service may be suspended or terminated at any time without notice.

HOW TO EXCHANGE SHARES
You may exchange your shares of any Fund for the same class of shares of any other Fund and for Class A shares of any other Alliance Mutual Fund. Exchanges of shares are made at the net asset value next determined and without sales or service charges. Exchanges may be made by telephone or written request. Telephone exchange requests must be received by AFS by 4:00 p.m. Eastern time on a Fund business day in order to receive that day's net asset value.

Please read carefully the prospectus of the Fund into which you are exchanging before submitting the request. Call AFS at 800-221-5672 to exchange uncertificated shares. An exchange is a taxable capital transaction for federal tax purposes. The exchange service may be changed, suspended, or terminated on 60 days' written notice.


GENERAL
If you are a Fund shareholder through an account established under a fee-based or other program, your fee-based or other program may impose requirements with respect to the purchase, sale or exchange of shares of a Fund that are different from those described in this Prospectus. A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent, financial intermediary or other financial representative with respect to the purchase, sale or exchange of shares made through such financial representative. Such financial intermediaries may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by the Company, including requirements as to the minimum initial and subsequent investment amounts.


--------------------------------------------------------------------------------
                           Management Of The Funds
--------------------------------------------------------------------------------

ADVISER
Alliance, which is a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105, has been retained under an advisory agreement (the "Advisory Agreement") to provide investment advice and, in general, to conduct the management and investment program of each Fund, subject to the general supervision and control of the Directors of the Fund.

The following table lists the person or persons who are primarily responsible for the day-to-day management of each Fund, the length of time that each person has been primarily responsible, and each person's principal occupation during the past five years.

                                                           Principal occupation
                                                              during the past
Fund                  Employee; year; title                      five years
-------------------------------------------------------------------------------
Premier Growth Fund   Alfred Harrison since inception--    Associated with
                      Vice Chairman of Alliance Capital    Alliance
                      Management Corporation ("ACMC")*

                      Thomas G. Kamp since 1997--          Associated with
                      Vice President of ACMC               Alliance since
                                                           1993; prior
                                                           thereto Founder
                                                           and President
                                                           of Premier
                                                           Computer
                                                           Corporation

                                                           Principal occupation
                                                             during the past
Fund                  Employee; year; title                     five years
-------------------------------------------------------------------------------
Quasar Fund           Alden M. Stewart since 1997--        Associated with
                      Executive Vice President of ACMC     Alliance since
                                                           1993; prior
                                                           thereto,
                                                           associated with
                                                           Equitable Capital
                                                           Management
                                                           Corporation
                                                           ("Equitable
                                                           Capital")**

                      Randall E. Haase since 1997--        Associated with
                      Senior Vice President of ACMC        Alliance since
                                                           1993; prior
                                                           thereto,
                                                           associated with
                                                           Equitable Capital

Real Estate           Daniel G. Pine since 1996--          Associated with
Investment Fund       Senior Vice President                Alliance since
                      of ACMC                              1996; prior
                                                           thereto, Senior
                                                           Vice President of
                                                           Desai Capital
                                                           Management

                      David Kruth                          Associated with
                      Vice President of ACMC               Alliance since 1997;
                                                           prior thereto, Senior
                                                           Vice President of the
                                                           Yarmouth Group

--------------------------------------------------------------------------------
  *  The sole general partner of Alliance.
 ** Equitable Capital was, prior to Alliance's acquisition of it, a management firm under common control with Alliance.
***  An indirect wholly-owned subsidiary of Alliance.

Alliance is a leading international investment manager supervising client accounts with assets as of September 30, 1997 totaling more than $[199] billion (of which approximately $[59] billion represented the assets of investment companies). Alliance's clients are primarily major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds. The 52 registered investment companies managed by Alliance comprising [110] separate investment portfolios currently have over two million shareholders. As of September 30, 1997, Alliance was an investment manager of employee benefit plan assets for 29 of the Fortune 100 companies.

ACMC, the sole general partner of, and the owner of a 1% general partnership interest in, Alliance, is an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States ("Equitable"), one of the largest life insurance companies in the United States, which is a wholly-owned subsidiary of The Equitable Companies Incorporated, a holding company controlled by AXA, a French insurance holding company. Certain information concerning the ownership and control of Equitable by AXA is set forth in each Fund's Statement of Additional Information under "Management of the Fund."

Performance of Similarly Managed Investment Companies. Each of the Funds is identical in its investment objectives, policies and practices to a currently existing open-end management investment company managed by Alliance, Alliance Premier

Growth Fund, Inc., Alliance Quasar Fund, Inc. and Alliance Real Estate Investment Fund, Inc. (each, a "Retail Fund"). Each Fund is managed by the same investment personnel, in the identical investment style and following the same investment strategy, as its corresponding Retail Fund. Set forth below is performance data for the Retail Funds for the 1, 5 and 10 year (or since inception) periods through September 30, 1997. As of September 30, 1997, the assets in the corresponding Retail Funds totaled approximately $______ billion for Alliance Premier Growth Fund, $______ million for Alliance Quasar Fund and $______ million for Alliance Real Estate Investment Fund. The performance data for each of the Retail Funds is net of actual fees incurred by those Funds for the relevant periods.


                                 Year ended   5 Years ended  10 Years ended
                                  9/30/97        9/30/97        9/30/97*

Premier Growth Fund............... ___%            ___%          ___%
Quasar Fund....................... ___%            ___%          ___%
Real Estate
Investment Fund................... ___%            ___%          ___%
---------------
* Inception dates for PREMIER GROWTH FUND--9/28/92 and REAL ESTATE INVESTMENT FUND--10/[ ]/96.

Performance of Similarly Managed Portfolios--PREMIER GROWTH FUND. In addition to managing the assets of PREMIER GROWTH FUND, Mr. Harrison has ultimate responsibility for the management of 36 portfolios of discretionary tax-exempt accounts of institutional clients managed as described below without significant client-imposed restrictions ("Historical Portfolios"). These accounts have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those for PREMIER GROWTH FUND, except for the ability of PREMIER GROWTH FUND to use futures and options as hedging tools and to invest in warrants. The Historical Portfolios are also not subject to certain limitations, diversification requirements and other restrictions to which PREMIER GROWTH FUND, as a registered investment company, is subject and which if applicable to the Historical Portfolios, may have adversely affected the performance results of the Historical Portfolios. See "Investment Objective and Policies."

Set forth below is performance data provided by the Adviser relating to the Historical Portfolios for each of the eighteen full calendar years during which Mr. Harrison has managed the Historical Portfolios and cumulatively through September 30, 1997. As of September 30, 1997, the assets in the Historical Portfolios totaled approximately $[11.2] billion and the average size of an institutional account in the Historical Portfolio was $[311] million. Each Historical Portfolio has a nearly identical composition of individual investment holdings and related percentage weightings.

The performance data is gross of advisory fees charged to those accounts. Total returns would be lower if advisory fees had been taken into account. The performance data includes the cost of brokerage commissions, but excludes custodial fees, transfer agency costs and other administrative expenses that will be payable by PREMIER GROWTH FUND and will result in a higher expense ratio for PREMIER GROWTH FUND. Expenses associated with the distribution of Class A, Class B and Class C shares of PREMIER GROWTH FUND in accordance with the plan adopted by PREMIER GROWTH FUND'S Board of Directors pursuant to Rule 12b-1 of the 1940 Act ("distribution fees") are also excluded. See "Expense Information." The performance data has also not been adjusted for corporate or individual taxes, if any, payable by the account owners.

The Adviser has calculated the investment performance of the Historical Portfolios on a trade-date basis. Dividends have been accrued at the end of the month and cash flows weighted daily. Composite investment performance for all portfolios has been determined on an asset-weighted basis. New accounts are included in the composite investment performance computations at the beginning of the month following the initial contribution. The composite total returns set forth below are calculated using a method that links the monthly return amounts for the disclosed periods, resulting in a time-weighted rate of return.

As reflected below, the Historical Portfolios have over time performed favorably when compared with the performance of recognized performance indices. The S&P 500 Index is a widely recognized, unmanaged index of market activity based upon the aggregate performance of a selected portfolio of publicly traded common stocks, including monthly adjustments to reflect the reinvestment of dividends and other distributions. The S&P 500 Index reflects the total return of securities comprising the Index, including changes in market prices as well as accrued investment income, which is presumed to be reinvested. The Russell 1000 universe of securities is compiled by Frank Russell Company and is segmented into two style indices, based on the capitalization-weighted median book-to-price ratio of each of the securities. At each reconstitution, the Russell 1000 constituents are ranked by their book-to-price ratio. Once so ranked, the breakpoint for the two styles is determined by the median market capitalization of the Russell 1000. Thus, those securities falling within the top fifty percent of the cumulative market capitalization (as ranked by descending book-to-price) become members of the Russell Price-Driven Indices. The Russell 1000 Growth Index is, accordingly, designed to include those Russell 1000 securities with a greater-than-average growth orientation. In contrast with the securities in the Russell Price-Driven Indices, companies in the Growth Index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yield and higher forecasted growth values. The Russell 1000 Growth Index reflects changes in market prices, but excludes investment income.

To the extent PREMIER GROWTH FUND does not invest in U.S. common stocks or utilizes investment techniques such as futures or options, the S&P 500 and Russell 1000 Growth Index may not be substantially comparable to PREMIER GROWTH FUND. The S&P 500 and Russell 1000 Growth Index are included to illustrate material economic and market factors that existed during the time period shown. The S&P 500 and Russell 1000 Growth Index do not reflect the deduction of any fees. If PREMIER GROWTH FUND were to purchase a portfolio of securities substantially identical to the securities comprising the S&P 500 Index or the Russell 1000 Growth Index, PREMIER GROWTH FUND'S performance relative to the index would be reduced by PREMIER GROWTH FUND'S expenses, including brokerage commissions, advisory fees, distribution fees, custodial fees, transfer agency costs and other administrative expenses as well as by the impact on PREMIER GROWTH FUND'S shareholders of sales charges and income taxes.

The Lipper Growth Fund Index is prepared by Lipper Analytical Services, Inc. and represents a composite index of the investment performance for the 30 largest growth mutual funds. The composite investment performance of the Lipper Growth Fund Index reflects investment management and administrative fees and other operating expenses paid by these mutual funds and reinvested income dividends and capital gain distributions, but excludes the impact of any income taxes and sales charges.

The following performance data is provided solely to illustrate Mr. Harrison's performance in managing the Historical Portfolios as measured against certain broad based market indices and against the composite performance of other open-end growth mutual funds. Investors should not rely on the following performance data of the Historical Portfolios as an indication of future performance of PREMIER GROWTH FUND. The composite investment performance for the periods presented may not be indicative of future rates of return. Other methods of computing investment performance may produce different results, and the results for different periods may vary.

SCHEDULE OF COMPOSITE INVESTMENT PERFORMANCE--HISTORICAL PORTFOLIOS

                                                   Russell       Lipper
                        Historical    S&P 500        1000        Growth
                        Portfolios     Index      Growth Index  Fund Index
                       Total Return  Total Return Total Return  Total Return
                       ------------  ------------ ------------  ------------
Year ended:
  December 31, 1996.....  23.23         22.96           23.12     17.48
  December 31, 1995**...  41.12         37.58           37.19     32.65
  December 31, 1994.....  (3.85)         1.32            2.66     (1.57)
  December 31, 1993.....  11.62         10.08            2.90     11.98
  December 31, 1992.....  13.27          7.62            5.00      7.63
  December 31, 1991.....  40.19         30.47           41.16     35.20
  December 31, 1990.....  (0.57)        (3.10)          (0.26)    (5.00)
  December 31, 1989.....  40.08         31.69           35.92     28.60
  December 31, 1988.....  11.96         16.61           11.27     15.80
  December 31, 1987.....   9.57          5.25            5.31      1.00
  December 31, 1986.....  28.60         18.67           15.36     15.90
  December 31, 1985.....  38.68         31.73           32.85     30.30
  December 31, 1984.....  (2.33)         6.27            (.95)    (2.80)
  December 31, 1983.....  21.95         22.56           15.98     22.30
  December 31, 1982.....  29.23         21.55           20.46     20.20
  December 31, 1981.....  (0.10)        (4.92)         (11.31)    (8.40)
  December 31, 1980.....  52.10         32.50           39.57     37.30
  December 31, 1979.....  31.99         18.61           23.91     27.40
Cumulative total return for
  the period January 1,
  1979 to September 30, 1997
------------------------------------------------------------------------
 * Total return is a measure of investment performance that is based upon the change in value of an investment from the beginning to the end of a specified period and assumes reinvestment of all dividends and other distributions. The basis of preparation of this data is described in the preceding discussion.

** During this period, the Historical Portfolios differed from PREMIER GROWTH FUNd in that PREMIER GROWTH FUND invested a portion (4.54%) of its net assets in warrants on equity securities in which the Historical Portfolios were unable, by their investment restrictions, to purchase. In lieu of warrants, the Historical Portfolios acquired the common stock upon which the warrants were based. During this period, PREMIER GROWTH FUND'S total return, at net asset value, was 46.87%.




The average annual total returns presented below are based upon the cumulative total return as of September 30, 1997, and for more than one year assume a steady compounded rate of return and are not year-by-year results, which fluctuated over the periods as shown.

                                          Average Annual Total Returns
                           -------------------------------------------------
                                                      Russell      Lipper
                           Historical       S&P 500    1000        Growth
                           Portfolios       Index   Growth Index  Fund Index
                           ----------       ------  ------------  ----------
Three years................   29.17         28.83      29.88        23.10
Five years.................   21.15         19.76      18.96        17.20
Ten years..................   16.66         14.63      14.57        12.90
Since January 1, 1979.....    20.55         17.07      16.30        15.79


CONSULTANT TO ALLIANCE WITH RESPECT TO INVESTMENT IN REAL ESTATE SECURITIES

Alliance, with respect to investment in real estate securities, has retained Koll Investment Management, a division of Koll Real Estate Services, a national real estate property and investment manager which oversees a [2,000] property portfolio consisting of client assets approximating [184] million square feet. Koll will make available to Alliance the Koll National Real Estate Index, which gathers, analyzes and publishes targeted research data for the [65] largest U.S. markets, based on a variety of public-sector and private-sector sources as well as Koll's proprietary database of approximately [50,000] property transactions representing over $[250] billion of investment property. As a consultant, Koll provides to Alliance, at Alliance's expense, such in-depth information regarding the real-estate market, the factors influencing regional valuations and analysis of recent transactions in office, retail, industrial and multi-family properties as Alliance shall from time to time request. Koll will not furnish investment advice or make recommendations regarding the purchase or sale of securities by the Fund nor will it be responsible for making investment decisions involving Fund assets.

Koll is one of the largest fee-based property management firms in the United States as well as one of the largest publishers of real estate research, with approximately [2,800] employees nationwide. Koll will provide Alliance with exclusive access to its REIT Score model which ranks approximately [115] REITs based on the relative attractiveness of the property markets in which they own real estate. This model scores the approximately [11,000] individual properties owned by these companies. REIT Score is in turn based on Koll's National Real Estate Index which gathers, analyzes and publishes targeted research data for the [65] largest U.S. real estate markets based on a variety of public- and private-sector sources as well Koll's proprietary database of [50,000] commercial property transactions representing over [$250] billion of investment property and over [2,000] tracked properties which report rent and expense data quarterly. Koll has previously provided access to its REIT Score model results primarily to the institutional market through subscriptions. The model is no longer provided to any research publications and the Fund is currently the only mutual fund available to retail investors that has access to Koll's REIT Score model.

DISTRIBUTION SERVICES AGREEMENTS
Rule 12b-1 adopted by the Commission under the 1940 Act permits an investment company to pay expenses associated with the distribution of its shares in accordance with a duly adopted plan. Each Fund has entered into a Distribution Services Agreement (the "Agreement") with AFD and, with respect to its Class II shares, has adopted a "Rule 12b-1 plan" (for each Fund, a "Plan"). Pursuant to its Plan, a Fund pays to AFD a Rule 12b-1 distribution services fee with respect to its Class II shares; which may not exceed an annual rate of .30% of the Fund's aggregate average daily net assets for distribution expenses. The Plans provide that a portion of the distribution services fee in an amount not to exceed .25% of the aggregate average daily net assets of each Fund constitutes a service fee used for personal service and/or the maintenance of shareholder accounts.

The Plans provide that AFD will use the distribution services fee received from a Fund in its entirety for payments (i) to compensate broker-dealers or the other persons for providing distribution assistance, (ii) to otherwise promote the sale of shares of the Fund, and (iii) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders. In this regard, some payments under the Plans are used to compensate financial intermediaries with trail or maintenance commissions in an amount equal to .25%, annualized. Distribution services fees received from the Funds, will not be used to pay any interest expenses, carrying charges or other financing costs or allocation of overhead of AFD. The Plans also provide that Alliance may use its own resources to finance the distribution of each Fund's shares.

The Glass-Steagall Act and other applicable laws may limit the ability of a bank or other depository institution to become an underwriter or distributor of securities. However, in the opinion of the Funds' management, based on the advice of counsel, these laws do not prohibit such depository institutions from providing services for investment companies such as the administrative, accounting and other services referred to in the Agreements. In the event that a change in these laws prevented a bank from providing such services, it is expected that other service arrangements would be made and that shareholders would not be adversely affected.

--------------------------------------------------------------------------------
                           Dividends, Distributions
--------------------------------------------------------------------------------
                                   And Taxes
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS
If you receive an income dividend or capital gains distribution in cash you may, within 120 days following the date of its payment, reinvest the dividend or distribution in additional shares of the same class of the Fund which paid the dividend or distribution without charge by returning to Alliance, with appropriate instructions, the check representing such dividend or distribution. Thereafter, unless you otherwise specify, you will be deemed to have elected to reinvest all subsequent dividends and distributions in shares of that Fund.

Each income dividend and capital gains distribution, if any, declared by a Fund on its outstanding shares will, at the election of each shareholder, be paid in cash or in additional shares of the same class of shares of that Fund having an aggregate net asset value as of the payment date of such dividend or distribution equal to the cash amount of such income dividend or distribution. Election to receive dividends and distributions in cash or shares is made at the time shares are initially purchased and may be changed at any time prior to the record date for a particular dividend or distribution. Cash dividends can be paid by check or, if the shareholder so elects, electronically via the ACH network. There is no sales or other charge in connection with the reinvestment of dividends and capital gains distributions.

While it is the intention of each Fund to distribute to its shareholders substantially all of each fiscal year's net income and net realized capital gains, if any, the amount and time of any such dividend or distribution must necessarily depend upon the realization by such Fund of income and capital gains from investments. There is no fixed dividend rate, and there can be no assurance that a Fund will pay any dividends or realize any capital gains. Since REITs pay distributions based on cash flow, without regard to depreciation and amortization, a portion of the distributions paid to REAL ESTATE INVESTMENT FUND and subsequently distributed to shareholders may be a nontaxable return of capital.

If you buy shares just before a Fund deducts a distribution from its net asset value, you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

FOREIGN INCOME TAXES Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. To the extent that any Fund is liable for foreign income taxes withheld at the source, each Fund intends, if possible, to operate so as to meet the requirements of the Code to "pass through" to the Fund's shareholders credits for foreign income taxes paid, but there can be no assurance that any Fund will be able to do so.

U.S. FEDERAL INCOME TAXES
Each Fund intends to qualify to be taxed as a "regulated investment company" under the Code. To the extent that a Fund distributes its taxable income and net capital gain to its shareholders, qualification as a regulated investment company relieves that Fund of federal income taxes on that part of its taxable income including net capital gains which it pays out to its shareholders. Dividends out of net ordinary income and distributions of net short-term capital gains are taxable to the recipient shareholders as ordinary income. In the case of corporate shareholders, such dividends may be eligible for the dividends-received deduction, except that the amount eligible for the deduction is limited to the amount of qualifying dividends received by the Fund. Dividends received from REITs generally do not constitute qualifying dividends. A corporation's dividends-received deduction with respect to a dividend will be disallowed unless the corporation holds shares in the Fund on the ex-dividend date and for at least 45 other days during the 90-day period beginning 45 days prior to the ex-dividend date. Furthermore, the dividends-received deduction will be disallowed to the extent a corporation's investment in shares of a Fund is financed with indebtedness.

Pursuant to the Taxpayer Relief Act of 1997, two different tax rates apply to net capital gains--that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year. One rate (generally 28%) applies to net gains on capital assets held for more than one year but not more than 18 months ("mid-term gains"), and a second rate (generally 20%) applies to the balance of such net capital gains ("adjusted net capital gains"). Distributions of mid-term gains and adjusted net capital gains will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund. Distributions of net capital gains are not eligible for the dividends-received deduction referred to above.

Distributions received by a shareholder of REAL ESTATE INVESTMENT FUND may include nontaxable returns of capital, which will reduce a shareholder's basis in shares of the Fund. If that basis is reduced to zero (which could happen if the shareholder does not reinvest distributions and returns of capital are significant) any further returns of capital will be taxable as capital gain.

Under the current federal tax law, the amount of an income dividend or capital gains distribution declared by a Fund during October, November or December of a year to shareholders of record as of a specified date in such a month that is paid during January of the following year is includable in the prior year's taxable income of shareholders that are calendar year taxpayers.

Any dividend or distribution received by a shareholder on shares of a Fund will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution. Furthermore, a dividend or distribution made shortly after the purchase of such shares by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to him or her as described above. If a shareholder held shares six months or less and during that period received a distribution of net capital gains, any loss realized on the sale of such shares during such six-month period would be a long-term capital loss to the extent of such distribution.

A dividend or capital gains distribution with respect to shares of a Fund held by a tax-deferred or qualified plan, generally such as an individual retirement account, 403(b)(7) retirement plan or corporate pension or profit-sharing plan, generally will not be taxable to the plan. Distributions from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.

Distributions by a Fund may be subject to state and local taxes. PREMIER GROWTH FUND and QUASAR FUND are qualified to do business in the Commonwealth of Pennsylvania and, therefore, are subject to the Pennsylvania foreign franchise and corporate net income tax in respect of their business activities in Pennsylvania. Accordingly, shares of such Funds are exempt from Pennsylvania personal property taxes. These Funds anticipate continuing such business activities but reserve the right to suspend them at any time, resulting in the termination of the exemptions.

A Fund will be required to withhold 31% of any payments made to a shareholder if the shareholder has not provided a certified taxpayer identification number to the Fund, or the Secretary of the Treasury notifies a Fund that a shareholder has not reported all interest and dividend income required to be shown on the shareholder's Federal income tax return.

Under certain circumstances, if a Fund realizes losses from fluctuations in currency exchange rates after paying a dividend, all or a portion of the dividend may subsequently be characterized as a return of capital. See "Dividends, Distributions and Taxes" in the Statement of Additional Information. Shareholders will be advised annually as to the tax status of dividends and capital gains and return of capital distributions. Shareholders are urged to consult their tax advisers regarding their own tax situation.


--------------------------------------------------------------------------------
                              Conversion Feature
--------------------------------------------------------------------------------

CONVERSION TO CLASS II SHARES
Class I shares may be held solely through the fee-based program accounts, employee benefit plans and registered investment advisory or other financial intermediary relationships described above under "--How to Buy Shares," and by investment advisory clients of, and certain other persons associated with, Alliance and its affiliates or the Funds. If (i) a holder of Class I shares ceases to participate in the fee-based program or plan, or to be associated with an investment advisor or financial intermediary, in each case that satisfies the requirements to purchase shares set forth under "--How to Buy Shares" or (ii) the holder is otherwise no longer eligible to purchase Class I shares as described in this Prospectus (each, a "Conversion Event"), then all Class I shares held by the shareholder will convert automatically and without notice to the shareholder, other than the notice contained in this Prospectus, to Class II shares of the Fund during the calendar month following the month in which the Fund is informed of the occurrence of the Conversion Event.

The failure of a shareholder or a fee-based program to satisfy the minimum investment requirements to purchase Class I shares will not constitute a Conversion Event. The conversion would occur on the basis of the relative net asset values of the two classes and without the imposition of any sales load, fee or other charge.

--------------------------------------------------------------------------------
                             General Information
--------------------------------------------------------------------------------

PORTFOLIO TRANSACTIONS
Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, a Fund may consider sales of its shares as a factor in the selection of dealers to enter into portfolio transactions with the Fund.


ORGANIZATION
Alliance Institutional Funds, Inc., is a Maryland corporation organized on October , 1997. It is anticipated that annual shareholder meetings will not be held; shareholder meetings will be held only when required by federal or state law. Shareholders have available certain procedures for the removal of Directors.

A shareholder in a Fund will be entitled to share pro rata with other holders of the same class of shares all dividends and distributions arising from the Fund's assets and, upon redeeming shares, will receive the then current net asset value of the Fund represented by the redeemed shares. The Company is empowered to establish, without shareholder approval, additional portfolios in the Company, which may have different investment objectives, and additional classes of shares in the Funds. If an additional portfolio or class were established in a Fund, each share of the portfolio or class would normally be entitled to one vote for all purposes. Generally, shares of each portfolio and class would vote together as a single class on matters, such as the election of Directors, that affect each portfolio and class in substantially the same manner. Each class has identical voting, dividend, liquidation and other rights, except that each class bears their own transfer agency expenses, Class II shares bear their own distribution expenses and Class I shares convert to Class II shares under certain circumstances. Each class of shares votes separately with respect to matters for which separate class voting is appropriate under applicable law. Shares are freely transferable, are entitled to dividends as determined by the Directors and, in liquidation of a Fund, are entitled to receive the net assets of the Fund. Since this Prospectus sets forth information about all the Funds, it is theoretically possible that a Fund might be liable for any materially inaccurate or incomplete disclosure in this Prospectus concerning another Fund. Based on the advice of counsel, however, the Funds believe that the potential liability of each Fund with respect to the disclosure in this Prospectus extends only to the disclosure relating to that Fund. Certain additional matters relating to a Fund's organization are discussed in its Statement of Additional Information.

REGISTRAR, TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT
AFS, an indirect wholly-owned subsidiary of Alliance, located at 500 Plaza Drive, Secaucus, New Jersey 07094, acts as each Fund's registrar, transfer agent and dividend-disbursing agent for a fee based upon the number of shareholder accounts maintained for the Funds.

PRINCIPAL UNDERWRITER
AFD, an indirect wholly-owned subsidiary of Alliance, located at 1345 Avenue of the Americas, New York, New York 10105, is the principal underwriter of shares of the Funds.

PERFORMANCE INFORMATION
From time to time, the Funds advertise their "total return," which is computed separately for each class of shares. Such advertisements disclose a Fund's average annual compounded total return for the periods prescribed by the Commission. A Fund's total return for each such period is computed by finding, through the use of a formula prescribed by the Commission, the average annual compounded rate of return over the period that would equate an assumed initial amount invested to the value of the investment at the end of the period. For purposes of computing total return, income dividends and capital gains distributions paid on shares of a Fund are assumed to have been reinvested when paid and the maximum sales charges applicable to purchases and redemptions of a Fund's shares are assumed to have been paid.

A Fund's advertisements may quote performance rankings or ratings of a Fund by financial publications or independent organizations such as Lipper Analytical Services, Inc. and Morningstar, Inc. or compare a Fund's performance to various indices.

ADDITIONAL INFORMATION
This Prospectus and the Statements of Additional Information, which have been incorporated by reference herein, do not contain all the information set forth in the Registration Statements filed by the Funds with the Commission under the Securities Act. Copies of the Registration Statements may be obtained at a reasonable charge from the Commission or may be examined, without charge, at the offices of the Commission in Washington, D.C.

This prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

This prospectus is intended to constitute an offer by each Fund only of the securities of which it is the issuer and is not intended to constitute an offer by any Fund of the securities of any other Fund whose securities are also offered by this prospectus. No Fund intends to make any representation as to the accuracy or completeness of the disclosure in this prospectus relating to any other Fund. See "General Information--Organization."

                           SUBSCRIPTION  APPLICATION
--------------------------------------------------------------------------------
                       THE ALLIANCE INSTITUTIONAL FUNDS

              (see instructions at the front of the application)

--------------------------------------------------------------------------------
                  1. Your Account Registration (Please Print)
--------------------------------------------------------------------------------
[ ] INDIVIDUAL OR JOINT ACCOUNT
    [ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ]
    Owner's Name (First Name)          (MI)             (Last Name)
    [ ][ ][ ][-][ ][ ][ ][ ][-][ ][ ][ ][ ][ ][ ]
    Social Security Number (Required to open account)
    [ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ]
    Joint Owner's Name* (First Name)   (MI)             (Last Name)
    *Joint Tenants with right of survivorship unless Alliance Fund Services is informed otherwise.
[ ] GIFT/TRANSFER TO A MINOR
    [ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ]
    Custodian-One Name Only (Fist Name)   (MI)          (Last Name)
    [ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ]
    Minor (First Name)                  (MI)            (Last Name)
    [ ][ ][ ][-][ ][ ][ ][ ][-][ ][ ][ ][ ][ ][ ]
    Minor's Social Security Number (Required to open account)    Under the State
    of    ________(Minor's Residence) Uniform Gifts/Transfer to Minor's Act
[ ] TRUST ACCOUNT
    [ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ]
    Name of Trustee
    [ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ]
    Name of Trust
    [ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ]
    Name of Trust (cont'd)
    [ ][ ][ ][ ][ ][ ][ ][ ][ ][ ]   [ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ]
    Trust Dated                      Tax ID or Social Security Number (Required
                                     to open account)
[ ] OTHER
    [ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ]
    Name of Corporation, Partnership, Investment Retirement Plan, or other
    Entity
    [ ][ ][ ][ ][ ][ ][ ][ ][ ][ ]   [ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ]
    Tax ID Number                    Trustee Name (Retirement Plans only)

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                                2. Your Address
--------------------------------------------------------------------------------
    [ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ]
    Street
    [ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ]
    City                         State            Zip Code
    [ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ]
    If Non-U.S., Specify Country
    [ ][ ][ ][-][ ][ ][ ][ ][-][ ][ ][ ]   [ ][ ][ ][-][ ][ ][ ][ ][-][ ][ ][ ]
    Daytime Phone                          Evening Phone

 I am a: [ ] U.S. Citizen [ ] Non-Resident Alien  [ ] Resident Alien [ ] Other


                    [                                             ]



                              For Alliance Use Only




                    [                                             ]

--------------------------------------------------------------------------------
                          3. Your Initial Investment
--------------------------------------------------------------------------------

The minimum initial investment is $2 million, which may be placed in any one or more of the Funds.

I hereby subscribe for shares of the following Alliance Institutional Fund(s) and elect distribution options as indicated.

Dividend and Capital Gain Distribution Options:

R   REINVEST DISTRIBUTIONS into my fund account.
-   ----------------------
C   SEND MY DISTRIBUTIONS IN CASH to the address I have provided in Section 2.
-   -----------------------------
    (Complete Section 4D for direct deposit to your bank account. Complete
    Section 4E for payment to a third party).
D   DIRECT MY DISTRIBUTIONS TO ANOTHER FUND. Complete the appropriate portion of
-   ---------------------------------------
    Section 4A to direct your distributions (dividends and capital gains) to another Fund.

----------------------
BROKER/DEALER USE ONLY
   WIRE CONFIRM #
----------------------


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MAKE ALL CHECKS PAYABLE TO:                   CLASS OF SHARES            DISTRIBUTIONS OPTIONS CIRCLE
  ALLIANCE FUND SERVICES
-----------------------------------------------------------------------------------------------------
ALLIANCE FUND NAME                     CLASS I       CLASS II           DIVIDENDS   CAPITAL GAINS
-----------------------------------------------------------------------------------------------------
Premier Growth Institutional Fund      $             $       ( )          R   C   D    R   C   D
Quasar Institutional Fund              $             $                    R   C   D    R   C   D
Real Estate Investment
Institutional Fund                     $             $                    R   C   D    R   C   D
    TOTAL INVESTMENT                   $             $

MY SOCIAL SECURITY (TAX INDENTIFICATION) NUMBER IS: [ ][ ][ ][ ][ ][ ][ ][ ][ ]

--------------------------------------------------------------------------------
                          4. Your Shareholder Options
--------------------------------------------------------------------------------

A. PURCHASES AND REDEMPTIONS VIA EFT

   You can call our toll-free number 1-800-221-5672 and instruct Alliance Fund Services, Inc. in a recorded conversation to purchase, redeem or exchange shares for your account. Purchase and redemption requests will be processed via electronic funds tranfer (EFT) to and from your bank account.
   Instructions:  o Review the information in the Prospectus about telephone transaction services.
                  o If you select the telephone purchase or redemption
                    privilege, you must write "VOID" across the face of a check from the bank account you wish to use and attach it to
                    Section 4B of this application.

    PURCHASES AND REDEMPTIONS VIA EFT
    [ ] I hereby authorize Alliance Fund services, Inc. to effect the purchase and/or redemption of Fund shares for my account according to my telephone instructions or telephone instructions from my Broker/Agent, and to withdraw money or credit money for such shares via EFT from the bank account I have selected. In the case of shares purchased by check, redemption proceeds may not be made available until the fund is reasonably assured that the check has cleared, normally 15 calendar days after the purchase date.

B. BANK INFORMATION
   This bank account information will be used for:
   [ ]Distributions (Section 3)
   [ ]Telephone Transactions (Section 4A)

Please attach a voided check:

--------------------------------------------------------------------------------



                      TAPE PREPRINTED VOIDED CHECK HERE.
                We Cannot Establish These Services Without it.


--------------------------------------------------------------------------------
Your bank must be a member of the National Automated Clearing House Association (NACHA) in order to have EFT transactions processed to your fund account. For EFT transactions, the fund requires signatures of bank account owners exactly as they appear on bank records.

C. THIRD PARTY PAYMENT DETAILS

      [ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ]
      Name
      [ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ]
      Address-Line 1
      [ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ]
      Address-Line 2
      [ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ]
      Address-Line 3

--------------------------------------------------------------------------------
          5. Shareholder Authorization This section MUST be completed
--------------------------------------------------------------------------------
TELEPHONE EXCHANGES AND REDEMPTIONS BY CHECK
Unless I have checked one or both boxes below, these privileges will automatically apply, and by signing this application, I hereby authorize Alliance Fund Services, Inc. to act on my telephone instructions, or on telephone instructions from any person representing himself to be an authorized employee of an investment dealer or agent requesting a redemption or exchange on my behalf. (NOTE: Telephone exchanges may only be processed between accounts that have identical registrations.) Telephone redemption checks will only be mailed to the name and address of record; and the address must have no change within the last 30 days. The maximum telephone redemption amount is $50,000. This service can be enacted once every 30 days.

[ ] I do not elect the telephone exchange service.
[ ] I do not elect the telephone redemption by check service.

I certify under penalty of perjury that the number shown in Section 1 of this form is my correct tax identification number or social security number and that I have not been notified that this account is subject to backup withholding.

By selecting any of the above telephone privileges, I agree that neither the Fund nor Alliance, Alliance Fund Distributors, Inc., Alliance Fund Services, Inc. or other Fund Agent will be liable for any loss, injury, damage or expense as a result of acting upon telephone instructions purporting to be on my behalf, that the Fund reasonably believes to be genuine, and that neither the Fund nor any such party will be responsible for the authenticity of such telephone instructions. I understand that any or all of these privileges may be discontinued by me or the Fund at any time. I understand and agree that the Fund reserves the right to refuse any telephone instructions and that my investment dealer or agent reserves the right to refuse to issue any telephone instructions I may request.

For non-residents only: Under penalties of perjury, I certify that to the best of my knowledge and belief, I qualify as a foreign person as indicated in
Section 2.

I am of legal age and capacity and have received and read the Prospectus and agree to its terms.

The Internal Revenue Service does not require your consent to any provision of this document other than the certificate required to avoid backup withholding.

-------------------------    ----------------
Signature                    Date


-------------------------    ----------------     ----------------------------
Signature                    Date                 Acceptance Date



--------------------------------------------------------------------------------
        Dealer/Agent Authorization For selected Dealers or Agents ONLY.
--------------------------------------------------------------------------------

We hereby authorize Alliance Fund Services, Inc. to act as our agent in connection with transactions under this authorization form; and we guarantee the signature(s) set forth in Section 5, as well as the legal capacity of the shareholder.

--------------------------------------  ----------------------------------------
Dealer/Agent Firm                       Authorized Signature

--------------------------------------  --------     ---------------------------
Representative First Name               MI           Last Name

--------------------------------------------------------------------------------
Representative Number

--------------------------------------------------------------------------------
Branch Office Address

--------------------------------------------------------------------------------
City                                    State                Zip Code

                                       (    )
--------------------------------------------------------------------------------
Branch Number                          Branch Phone

                       Alliance Subscription Application
--------------------------------------------------------------------------------
                         Alliance Institutional Funds

   Premier Growth       Quasar Institutional             Real Estate Investment
Institutional Fund            Fund                         Institutional Fund

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                         INFORMATION AND INSTRUCTIONS
--------------------------------------------------------------------------------

To Open Your New Alliance Account...


Please complete the application and mail it to:    For certified or overnight
        Alliance Fund Services, Inc.               deliveries, send to:
        P.O. Box 1520                              Alliance Fund Services, Inc.
        Secaucus, New Jersey 07096-1520            500 Plaza Drive
                                                   Secaucus, New Jersey  07094

[Section 1]  Your Account Registration (Required)
Complete one of the available choices. To ensure proper tax reporting to the
IRS:

   Individuals, Joint Tenants and Gift/Transfer to a Minor:
     o Indicate your name(s) exactly as it appears on your social security card. Trust/Other:
     o Indicate the name of the entity exactly as it appeared on the notice you received from the IRS when your Employer Identification number was assigned.

[Section 2] Your Address (Required)
Complete in full.

[Section 3] Your Initial Investment (Required)
For each fund in which you are investing: 1) Write the dollar amount of your initial purchase and the class of shares 2) Circle a distribution option for your dividends 3) Circle a distribution option for your capital gains. All distributions (dividends and capital gains) will be reinvested into your fund account unless you direct otherwise. If you want distributions sent directly to your bank account, then you must complete Section 4B and attach a voided check for that account. If you want your distributions sent to a third party you must complete Section 4C.

[Section 4] Your Shareholder Options (Complete only those options you want)

A. Telephone Transactions via EFT - Complete this option if you would like to be able to transact via telephone between your fund account and your bank account.
B. Bank Information - If you have elected any options that involve transactions between your bank account and your fund account or have elected cash distribution options and would like the payments sent to your bank account, please tape a voided check of the account you wish to use to this section of the application.
C. Third Party Payment Details - If you have chosen cash distributions and would like the payments sent to a person and/or address other than those provided in section 1 or 2, complete this option.

[Section 5]  Shareholder Authorization (Required)
All owners must sign. If it is a custodial, corporate, or trust account, the custodian, an authorized officer, or the trustee respectively must sign.

IF WE CAN ASSIST YOU IN ANY WAY, PLEASE DO NOT HESITATE TO CALL US AT:
(800) 221-5672.

(LOGO)                    ALLIANCE INSTITUTIONAL FUNDS, INC.
                            - ALLIANCE PREMIER GROWTH
                              INSTITUTIONAL FUND

_________________________________________________________________
P.O. Box 1520, Secaucus, New Jersey  07096-1520
Toll Free (800) 221-5672
For Literature:  Toll Free (800) 227-4618
_________________________________________________________________

               STATEMENT OF ADDITIONAL INFORMATION
                      [            ], 1997
_________________________________________________________________

         This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the current Prospectus (the "Prospectus") for Alliance
Institutional Funds, Inc. Copies of the Prospectus may be obtained by contacting Alliance Fund Services, Inc. at the address or the "For Literature" telephone numbers shown above.

                        TABLE OF CONTENTS

                                                             PAGE

DESCRIPTION OF THE FUND.....................................
MANAGEMENT OF THE FUND......................................
EXPENSES OF THE FUND........................................
PURCHASE OF SHARES..........................................
REDEMPTION AND REPURCHASE OF SHARES.........................
SHAREHOLDER SERVICES........................................
NET ASSET VALUE.............................................
DIVIDENDS, DISTRIBUTIONS AND TAXES..........................
PORTFOLIO TRANSACTIONS......................................
GENERAL INFORMATION.........................................
REPORT OF INDEPENDENT ACCOUNTS AND FINANCIAL
  STATEMENTS................................................

APPENDIX A..................................................

----------------------
(R) This registered service mark used under license from the owner, Alliance Capital Management L.P.

_________________________________________________________________

                     DESCRIPTION OF THE FUND
_________________________________________________________________

         Alliance Institutional Funds, Inc. (the "Company") is an open-end management investment company whose shares are offered in separate series referred to as "Funds." Each Fund is a separate pool of assets constituting, in effect, a separate fund with its own investment objective and policies. A shareholder in a Fund will be entitled to his or her pro-rata share of all dividends and distributions arising from that Fund's assets and, upon redeeming shares of that Fund, the shareholder will receive the then current net asset value of the applicable class of shares of that Fund. (See "Purchase of Shares" and "Redemption and Repurchase of Shares," in the Prospectus.) The Company is empowered to establish, without shareholder approval, additional Funds which may have different investment objectives.

         The Company currently has three portfolios: Alliance Premier Growth Institutional Fund (the "Fund"), which is described in this Statement of Additional Information, and Alliance Quasar Institutional Fund and Alliance Real Estate Investment Institutional Fund which are each described in a separate Statement of Additional Information, copies of which can be obtained by contacting Alliance Fund Services, Inc. at the address or the "For Literature" telephone number shown on the cover of this Statement of Additional Information.

Investment Objective

         The Fund's investment objective is to seek long-term growth of capital by investing predominantly in the equity securities (common stocks, securities convertible into common stocks and rights and warrants to subscribe for or purchase common stocks) of a limited number of large, carefully selected, high-quality American companies that, in the judgment of Alliance Capital Management L.P., the Fund's adviser (the "Adviser"), are likely to achieve superior earnings growth. The Fund's investments in the 25 of these companies most highly regarded at any point in time by the Adviser will usually constitute approximately 70% of the Fund's net assets. Normally, approximately 40 companies will be represented in the Fund's investment portfolio. The Fund thus differs from more typical equity mutual funds by investing most of its assets in a relatively small number of intensively researched companies. The Fund is designed for the investor who seeks to accumulate capital over a period of years with less volatility than that typically associated with a more aggressive strategy of investment in smaller companies.

How the Fund Pursues its Objective

         As a matter of fundamental policy, the Fund will, under normal circumstances, invest at least 85% of the value of its total assets in the equity securities of American companies (except when in a temporarily defensive position). The Fund defines American companies to be entities (i) that are organized under the laws of the United States and have their principal office in the United States, and (ii) the equity securities of which are traded principally in the United States securities markets. This policy is deemed a "fundamental policy" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"), and may not be changed without the approval of a majority of the Fund's outstanding voting securities. For this purpose (and for the purpose of changing the Fund's investment restrictions and approving the Fund's advisory agreement, each as more fully described below), the approval of a majority of the Fund's outstanding voting securities means the affirmative vote of (i) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the outstanding shares, whichever is less.

         Within the investment framework described herein, Alfred Harrison, who heads the Adviser's "Large Cap Growth Group," is ultimately responsible for the investment decisions for the Fund. In managing the Fund's assets, the Adviser's investment strategy emphasizes stock selection and investment in the securities of a limited number of issuers. The Adviser depends heavily upon the fundamental analysis and research of its large internal research staff in making investment decisions for the Fund. The research staff generally follows a primary research universe of approximately 600 companies which are considered by the Adviser to have strong managements, superior industry positions, excellent balance sheets and the ability to demonstrate superior earnings growth. As one of the largest multi-national investment advisory firms, the Adviser has access to considerable information concerning all of the companies followed, an in-depth understanding of the products, services, markets and competition of these companies and a good knowledge of the managements of the companies in its research universe.

         The Adviser's analysts prepare their own earnings estimates and financial models for each company followed. While each analyst has responsibility for following companies in one or more identified sectors and/or industries, the lateral structure of the Adviser's research organization and constant communication among the analysts result in decision-making based on the relative attractiveness of stocks among industry sectors. The focus during this process is on the early recognition of change on the premise that value is created through the dynamics of changing company, industry and economic fundamentals. Research emphasis is placed on the identification of companies whose substantially above average prospective earnings growth is not fully reflected in current market valuations.

         The Adviser continually reviews its primary research universe of approximately 600 companies to maintain a list of favored securities, the "Adviser 100," considered by the Adviser to have the most clearly superior earnings potential and valuation attraction. The Adviser's concentration on a limited universe of companies allows it to devote its extensive resources to constant intensive research of these companies. Companies are constantly added to and deleted from the Adviser 100 as fundamentals and valuations change. The Adviser's Large Cap Growth Group, in turn, further refines, on a weekly basis, the selection process for the Fund with each portfolio manager in the Group selecting 25 such companies which appear to the manager most attractive at current prices. These individual ratings are then aggregated and ranked to produce a composite list of the 25 most highly regarded stocks, the "Favored 25." As noted above, approximately 70% of the Fund's net assets will usually be invested in the Favored 25 with the balance of the Fund's investment portfolio consisting principally of other stocks in the Adviser 100. Portfolio emphasis upon particular industries or sectors is a by-product of the stock selection process rather than the result of assigned targets or ranges.

         In the management of the Fund's investment portfolio, the Adviser will seek to utilize market volatility judiciously (assuming no change in company fundamentals) to adjust the Fund's portfolio positions. The Fund will strive to capitalize on apparently unwarranted price fluctuations, both to purchase or increase positions on weakness and to sell or reduce overpriced holdings. Under normal circumstances, the Fund will remain substantially fully invested in equity securities and will not take significant cash positions for market timing purposes. Rather, during a market decline, while adding to positions in favored stocks, the Fund will tend to become somewhat more aggressive, gradually reducing somewhat the number of companies represented in the Fund's portfolio. Conversely, in rising markets, while reducing or eliminating fully valued positions, the Fund will tend to become somewhat more conservative, gradually increasing somewhat the number of companies represented in the Fund's portfolio. Through this "buying into declines" and "selling into strength," the Adviser seeks to gain positive returns in good markets while providing some measure of protection in poor markets.

         The Adviser expects the average weighted market capitalization of companies represented in the Fund's portfolio (i.e., the number of a company's shares outstanding multiplied by the price per share) to normally be in the range of or exceed the average weighted market capitalization of companies comprising the Standard & Poor's 500 Composite Stock Price Index, a widely recognized unmanaged index of market activity based upon the aggregate performance of a selected portfolio of publicly traded stocks, including monthly adjustments to reflect the reinvestment of dividends and distributions. Investments will be made based upon their potential for capital appreciation. Because of the market risks inherent in any investment, the selection of securities on the basis of their appreciation possibilities cannot ensure against possible loss in value, and there is, of course, no assurance that the Fund's investment objective will be met.

Additional Investment Policies and Practices

         The following investment policies and practices, including restrictions, supplement those set forth above and in the Prospectus. Except as otherwise noted, the Fund's investment policies and practices described below are not designated "fundamental policies" within the meaning of the 1940 Act and may be changed by the Board of Directors of the Company (the "Board of Directors" or the "Directors") without shareholder approval. However, the Fund will not change its investment policies and practices without contemporaneous written notice to shareholders.

         Convertible Securities. The Fund may invest in convertible securities which include bonds, debentures, corporate notes and preferred stocks that are convertible at a stated exchange rate into common stock. Prior to their conversion, convertible securities have the same general characteristics as non-convertible debt securities which provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. When the market price of the common stock underlying a convertible security increases, the price of the convertible security increasingly reflects the value of the underlying common stock and may rise accordingly. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure. They are consequently of higher quality and entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The Fund may invest up to 20% of its net assets in the convertible securities of companies whose common stocks are eligible for purchase by the Fund under the investment policies described above.

         Rights and Warrants. The Fund may invest up to 5% of its net assets in rights or warrants which entitle the holder to purchase equity securities at a specific price for a specific period of time, but will do so only if the equity securities themselves are deemed appropriate by the Adviser for inclusion in the Fund's portfolio. Rights and warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a right or warrant does not necessarily change with the value of the underlying securities, and a right or warrant ceases to have value if it is not exercised prior to its expiration date. The Fund will not invest in warrants if such warrants valued at the lower of cost or market would exceed 5% of the value of the Fund's net assets. Included within such amount, but not to exceed 2% of the Fund's net assets, may be warrants which are not listed on the New York Stock Exchange or the American Stock Exchange. Warrants acquired by the Fund in units or attached to securities may be deemed to be without value.

         Foreign Securities. The Fund may invest up to 15% of the value of its total assets in securities of foreign issuers whose common stocks are eligible for purchase by the Fund under the investment policies described above. Foreign securities investments may be affected by exchange control regulations as well as by changes in governmental administration, economic or monetary policies (in the United States and abroad) and changed circumstances in dealings between nations. Currency exchange rate movements relative to the U.S. dollar will increase or reduce the U.S. dollar value of the Fund's net assets and income attributable to foreign securities. Costs are incurred in connection with the conversion of currencies held by the Fund. There may be less publicly available information about foreign issuers than about domestic issuers, and foreign issuers may not be subject to accounting, auditing and financial reporting standards and requirements corresponding to those of domestic issuers. Securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers, and foreign brokerage commissions are generally higher than in the United States. Foreign securities markets may also be less liquid, more volatile, and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the

United States, including expropriation, confiscatory taxation and potential difficulties in enforcing contractual obligations.

         Illiquid Securities. The Fund will not maintain more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, direct placements or other securities which are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., trading in the security is suspended or, in the case of unlisted securities, market makers do not exist or will not entertain bids or offers).

         Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), and securities which are otherwise not readily marketable. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede a public offering of such securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including foreign securities. Institutional investors depend on an efficient institutional market in which an unregistered security can be more readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         The Fund may invest up to 5% of its net assets (taken at market value) in restricted securities (excluding Rule 144A securities) issued under Section 4(2) of the Securities Act, which exempts from registration "transactions by an issuer not involving any public offering." Section 4(2) instruments are restricted in the sense that they can only be resold through the issuing dealers to institutional investors and in private transactions. They cannot be resold to the general public without registration.

         Rule 144A under the Securities Act allows a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to "qualified institutional buyers". An insufficient number of qualified institutional buyers interested in purchasing certain restricted securities held by the Fund, however, could affect adversely the marketability of such portfolio securities, and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Rule 144A, which became effective in April 1990, has produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this rule and the consequent inception of the PORTAL System, which is an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by the National Association of Securities Dealers, Inc.

         The Fund's Adviser, acting under the supervision of the Board of Directors, will monitor the liquidity of restricted securities in the Fund's portfolio that are eligible for resale pursuant to Rule 144A. In reaching liquidity decisions, the Fund's Adviser will consider, among others, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers making quotations to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) the number of dealers undertaking to make a market in the security; (5) the nature of the security (including its unregistered nature) and the nature of the marketplace for the security (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer); and (6) any applicable interpretation or position with respect to such type of securities of the U.S. Securities and Exchange Commission (the "Commission").

         Other Restrictions. In addition to restrictions otherwise described herein and in the Prospectus, the Fund has undertaken not to purchase the securities of any company that has a record of less than three years of continuous operation (including that of predecessors) if such purchase at the time thereof would cause more than 5% of its total assets, taken at current value, to be invested in the securities of such companies, that it will not purchase puts, calls, straddles, spreads and any combination thereof if by reason thereof the value of its aggregate investment in such classes of securities will exceed 5% of its total assets, it will not engage in options in the over-the-counter market if such options are available on an exchange, it will only transact in over-the-counter options with major broker-dealer and financial institutions whom the Adviser considers creditworthy, it will only engage in transactions in options which are liquid and readily marketable, i.e., the market will be of sufficient depth and liquidity so as not to create undue risk, the aggregate premiums paid on all options which are held by the Fund at any time will not exceed 20% of the Fund's total net assets, the Fund prohibits the purchase or retention of the securities of any issuer if its officers, directors or adviser owning beneficially more than one-half of one percent of the securities of each issuer together own beneficially more than five percent of such securities, any securities transaction effected through an affiliated broker-dealer will be fair and reasonable in compliance with Rule 17e-1 under the 1940 Act, the Fund will not purchase illiquid securities if immediately after such investment more than 10% of the Fund's net assets (taken at market value) would be so invested. In addition, the Fund will not invest in real estate partnerships and will not invest in mineral leases.

         General. When business or financial conditions warrant, the Fund may assume a temporary defensive position and invest in high-grade short-term fixed-income securities, which may include
U.S. Government securities, or hold its assets in cash.

Other Investment Practices

         While the Fund does not anticipate utilizing them on a regular basis, the Fund may from time to time employ the following investment practices.

         Puts and Calls. The Fund may write exchange-traded call options on common stocks, for which it will receive a purchase premium from the buyer, and may purchase and sell exchange-traded call and put options on common stocks written by others or combinations thereof. The Fund will not write put options. Writing, purchasing and selling call options are highly specialized activities and entail greater than ordinary investment risks. A call option gives the purchaser of the option, in exchange for paying the writer of the option a premium, the right to call upon the writer of the option to deliver a specified number of shares of a specified stock on or before a fixed date, at a predetermined price. A put option gives the buyer of the option, in exchange for paying the writer of the option a premium, the right to deliver a specified number of shares of a stock to the writer of the option on or before a fixed date at a predetermined price.

         The writing of a call option, therefore, involves a potential loss of opportunity to sell securities at a higher price. In exchange for the premium received, the writer of a fully collateralized call option assumes the full downside risk of the securities subject to such option. In addition, the writer of the call gives up the gain possibility of the stock protecting the call. Generally, the opportunity for profit from the writing of options is higher, and consequently the risks are greater, when the stocks involved are lower priced or volatile, or both. While an option that has been written is in force, the maximum profit that may be derived from the optioned stock is the premium less brokerage commissions and fees. The Fund will not write a call unless the Fund at all times during the option period owns either (a) the optioned securities or has an absolute and immediate right to acquire the securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio or (b) a call option on the same security and in the same principal amount as the call written where the exercise price of the call held (i) is equal to or less than the exercise price of the call written or
(ii) is greater than the exercise price of the call written if the difference is maintained by the Fund in liquid assets in a segregated account with its Custodian.

         Premiums received by the Fund in connection with writing call options will vary widely depending primarily on supply and demand. Commissions, stock transfer taxes and other expenses of the Fund must be deducted from such premium receipts. Calls written by the Fund will ordinarily be sold either on a national securities exchange or through put and call dealers, most, if not all, of whom are members of a national securities exchange on which options are traded, and will in such cases be endorsed or guaranteed by a member of a national securities exchange or qualified broker-dealer, which may be Donaldson, Lufkin & Jenrette Securities Corporation, an affiliate of the Adviser.
The endorsing or guaranteeing firm requires that the option writer (in this case the Fund) maintain a margin account containing either corresponding stock or other equity as required by the endorsing or guaranteeing firm.

         The Fund will not write a call option if, as a result, the aggregate of the Fund's portfolio securities subject to outstanding call options (valued at the lower of the option prices or market values of such securities) would exceed 15% of the Fund's total assets.

         In buying a call, the Fund would be in a position to realize a gain if, during the option period, the price of the shares increased by an amount in excess of the premium paid and commissions payable on exercise. It would realize a loss if the price of the security declined or remained the same or did not increase during the period by more than the amount of the premium and commissions payable on exercise. By buying a put, the Fund would be in a position to realize a gain if, during the option period, the price of the shares declined by an amount in excess of the premium paid and commissions payable on exercise. It would realize a loss if the price of the security increased or remained the same or did not decrease during that period by more than the amount of the premium and commissions payable on exercise. In addition, the Fund could realize a gain or loss on such options by selling them.

         As noted above, the Fund may also purchase and sell call and put options written by others or combinations thereof, but the aggregate cost of all outstanding options purchased and held by the Fund, including options on market indices as described below, will at no time exceed 10% of the Fund's total assets. If an option is not sold and expires without being exercised, the Fund would suffer a loss in the amount of the premium paid by the Fund for the option.

         Options on Market Indices. The Fund may purchase and sell exchange-traded index options. An option on a securities index is similar to an option on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

         Through the purchase of listed index options, the Fund could achieve many of the same objectives as through the use of options on individual securities. Price movements in the Fund's portfolio securities probably will not correlate perfectly with movements in the level of the index and, therefore, the Fund would bear a risk of loss on index options purchased by it if favorable price movements of the hedged portfolio securities do not equal or exceed losses on the options or if adverse price movements of the hedged portfolio securities are greater than gains realized from the options.

         Stock Index Futures. The Fund may purchase and sell stock index futures contracts. A stock index assigns relative values to the common stocks comprising the index. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of liquid assets equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made. The Fund will not purchase and sell options on stock index futures contracts.

         The Fund may not purchase or sell a stock index future if, immediately thereafter, more than 30% of its total assets would be hedged by stock index futures. In connection with its purchase of stock index futures contracts the Fund will deposit in a segregated account with the Fund's custodian an amount of liquid assets equal to the market value of the futures contracts less any amount maintained in a margin account with the Fund's broker. The Fund may not purchase or sell a stock index future if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions would exceed 5% of the market value of the Fund's total assets.

         For a more detailed description of stock index futures contracts, see Appendix A.

         General. The successful use of the foregoing investment practices, which may be used as a hedge against changes in the values of securities resulting from market conditions, draws upon the Adviser's special skills and experience with respect to such instruments and usually depends on the Adviser's ability to forecast movements of specific securities or stock indices correctly. Should these securities or indices move in an unexpected manner, the Fund may not achieve the anticipated benefits of options and stock index futures contracts or may realize losses and, thus, be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the prices of such instruments and movements in the prices of securities being hedged or used for cover will not be perfect and could produce unanticipated losses. The Fund's ability to dispose of its position in options and stock index futures will depend on the availability of liquid markets in these instruments. No assurance can be given that the Fund will be able to close a particular option or stock index futures position.

Portfolio Turnover

         The Fund's investment policies and practices as described above (see "Investment Objective" and "How the Fund Pursues its Objective") are based on the Adviser's assessment of fundamentals in the context of changing market valuations. They may therefore involve frequent purchases and sales of shares of a particular issuer as well as the replacement of securities.
While it is anticipated that the Fund's annual portfolio turnover rate will not normally exceed 100%, it could, under some conditions, exceed 100%. A 100% annual turnover rate would occur, for example, if all of the stocks in the Fund's portfolio were replaced once in a period of one year. The Fund expects that more of its portfolio turnover will be attributable to increases and decreases in the size of particular portfolio positions rather than to the complete elimination of a particular issuer's securities from the Fund's portfolio. A high portfolio turnover rate will cause the Fund to realize short-term capital gains or losses on the sale of certain securities and, correspondingly, greater brokerage commission expenses than would a lower rate, which expenses are borne by the Fund and its shareholders. See "Dividends, Distributions and Taxes."

Certain Fundamental Investment Policies

         The following restrictions may not be changed without a vote of a majority of the Fund's outstanding voting securities.

         As a matter of fundamental policy, the Fund may not:

              (a) purchase more than 10% of the outstanding voting securities of any one issuer;

              (b) invest 25% or more of the value of its total assets in the same industry except that this restriction does not apply to securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities;

              (c) borrow money or issue senior securities except for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets at the time the borrowing is made;

              (d) pledge, mortgage, hypothecate or otherwise encumber any of its assets except in connection with the writing of call options and except to secure permitted borrowings;

              (e) invest in the securities of any issuer which has a record of less than three years of continuous operation (including the operation of any predecessor) if the investment at the time thereof would cause more than 10% of the value of the total assets of the Fund to be invested in the securities of such issuer or issuers;

              (f) make loans except through the purchase of debt obligations in accordance with its investment objective and policies;

              (g) participate on a joint or joint and several basis in any securities trading account;

              (h)  invest in companies for the purpose of
         exercising control;

              (i)  write put options;

              (j)  purchase the securities of any other
         investment company or investment trust, except when such purchase is part of a merger, consolidation or acquisition of assets; or

              (k)(i) purchase or sell real estate except that it may purchase and sell securities of companies which deal in real estate or interests therein, (ii) purchase or sell commodities or commodity contracts (other than stock index futures contracts), (iii) invest in interests in oil, gas or other mineral exploration or development programs except that it may purchase and sell securities of companies that deal in oil, gas or other mineral exploration or development programs,
         (iv) make short sales of securities or purchase securities on margin except for such short-term credits as may be necessary for the clearance of transactions, or (v) act as an underwriter of securities except that the Fund may acquire restricted securities or securities in private placements under circumstances in which, if such securities were sold, the Fund might be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the "Securities Act").

Application of Percentage Limitations

         Except as otherwise indicated, whenever any investment policy or practice, including any restriction, described in the Prospectus or under the heading "Description of the Fund," states a maximum percentage of the Fund's assets which may be invested in any security or other asset, it is intended that such maximum percentage limitation be determined immediately after and as a result of the Fund's acquisition of such securities or other assets. Accordingly, any later increase or decrease in percentage beyond the specified limitation resulting from a change in values or net assets will not be considered a violation of any such maximum.

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                     MANAGEMENT OF THE FUND
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Adviser

         Alliance Capital Management L.P., a New York Stock Exchange listed company with principal offices at 1345 Avenue of the Americas, New York, New York 10105, has been retained under an investment advisory agreement (the "Advisory Agreement") to provide investment advice and, in general, to conduct the management and investment program of the Fund under the supervision and control of the Board of Directors.

         The Adviser is a leading international investment manager supervising client accounts with assets as of September 30, 1997 of more than $199 billion (of which more than $71 billion represented the assets of investment companies). The Adviser's clients are primarily major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds, and included as of September 30, 1997, 29 of the FORTUNE 100 companies. As of that date, the Adviser and its subsidiaries employed approximately 1,450 employees who operated out of domestic offices and the offices of subsidiaries in Istanbul, London, Mumbai, Paris, Sao Paolo, Sydney, Tokyo, Toronto, Bahrain, Luxembourg and Singapore. The 54 registered investment companies comprising 116 separate investment portfolios managed by the Adviser currently have more than two million shareholders.

         Alliance Capital Management Corporation, the sole general partner of, and the owner of a 1% general partnership interest in, the Adviser, is an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States ("Equitable"), one of the largest life insurance companies in the United States and a wholly-owned subsidiary of The Equitable Companies Incorporated ("ECI"), a holding company controlled by AXA-UAP, a French insurance holding company. As of March 1, 1997, ACMC, Inc. and Equitable Capital Management Corporation, each a wholly-owned direct or indirect subsidiary of Equitable, together with Equitable, owned in the aggregate approximately 57% of the issued and outstanding units representing assignments of beneficial ownership of limited partnership interests in the Adviser ("Units"). As of March 31, 1997, approximately 34% and 9% of the Units were owned by the public and employees of the Adviser and its subsidiaries, respectively, including an employee of the Adviser who serves as a Director of the Fund.

         As of March 1, 1997, AXA-UAP and its subsidiaries owned 60.7% of the issued and outstanding shares of the capital stock of ECI. ECI is a public company with shares traded on the Exchange. AXA-UAP, a French company, is the holding company for an international group of insurance and related financial services companies. AXA-UAP's insurance operations include activities in life insurance, property and casualty insurance and reinsurance. The insurance operations are diverse geographically with activities, principally in Western Europe, North America and the Asia/Pacific area. AXA-UAP is also engaged in asset management, investment banking, securities trading, brokerage, real estate and other financial services activities principally in the United States, as well as in Western Europe and the Asia/Pacific area.

         Based on information provided by AXA-UAP, on March 1, 1997, 22.5% of the issued ordinary shares (representing 33.0% of the voting power) of AXA-UAP were controlled directly and indirectly by Finaxa, a French holding company. As of March 1, 1997, 61.4% of the shares (representing 72.0% of the voting power) of Finaxa were owned by four French mutual insurance companies (the "Mutuelles AXA") (one of which, AXA Assurances I.A.R.D. Mutuelle, owned 34.9% of the shares, representing 40.0% of the voting power), and 23.7% of the shares of Finaxa (representing 14.6% of the voting power) were owned by Banque Paribas, a French bank ("Paribas"). Including the ordinary shares owned by Finaxa, on March 1, 1997, the Mutuelles AXA directly or indirectly controlled 26.0% of the issued ordinary shares (representing 38.1% of the voting power) of AXA-UAP. Acting as a group, the Mutuelles AXA control AXA-UAP and Finaxa.

         In November 1996, AXA offered (the "Exchange Offer") to acquire 100% of the ordinary shares ("UAP Shares") of FF10 each of Compagnie UAP, a societe anonyme organized under the laws of France ("UAP"), in exchange for ordinary shares ("Shares") and Certificates of Guaranteed Value ("Certificates") of AXA. Each UAP shareholder that tendered UAP Shares in the Exchange Offer received two Shares and two Certificates for every five UAP Shares so tendered. On January 24, 1997, AXA acquired 91.37% of the outstanding UAP Shares. AXA-UAP currently intends to merge (the "Merger") with UAP at some future date in 1997. It is anticipated that approximately 11,706,826 additional Shares will be issued in connection with the Merger to UAP shareholders who did not tender UAP Shares in the Exchange Offer. If the Merger had been completed at March 1, 1997, Finaxa would have beneficially owned (directly and indirectly) approximately 21.7% of the Shares (representing approximately 32.0% of the voting power), and the Mutuelles AXA would have controlled (directly or indirectly through their interest in Finaxa) 25.1% of the issued ordinary shares (representing 36.8% of the voting power) of AXA-UAP. On January 17, 1997, AXA announced its intention to redeem its outstanding 6% Bonds (the "Bonds"). Between February 14, 1997 and May 14, 1997, holders of the Bonds had the option to convert each Bond into 5.15 Shares. On May 15, 1997, each Bond still outstanding was redeemed into cash at FF1,285 plus FF9.29 accrued interest. Finaxa converted the Bonds it had owned into 2,153,308 Shares. After giving effect to the conversion of all outstanding Bonds into Shares and to the Merger as if it had been completed at March 1, 1997, Finaxa would have beneficially owned (directly and indirectly) approximately 21.4% of the Shares (representing 31.3% of the voting power), and the Mutuelles AXA would have controlled (directly or indirectly through their interest in Finaxa) 24.7% of the issued ordinary shares (representing 36.0% of the voting power) of AXA-UAP.

         Under the Advisory Agreement between the Company and the Adviser (the "Advisory Agreement"), the Adviser furnishes advice and recommendations with respect to the Fund's portfolio of securities and investments and provides persons satisfactory to the Board of Directors to act as officers and employees of the Company. Such officers and employees may be employees of the Adviser or its affiliates.

         The Adviser is, under the Advisory Agreement, responsible for certain expenses incurred by the Fund, including, for example, office facilities and certain administrative services, and any expenses incurred in promoting the sale of Fund shares (other than the portion of the promotional expenses borne by the Fund in accordance with an effective plan pursuant to Rule 12b-1 under the 1940 Act, and the costs of printing Company prospectuses and other reports to shareholders and fees related to registration with the Commission and with state regulatory authorities).

         The Fund has, under the Advisory Agreement, assumed the obligation for payment of all of its other expenses. As to the obtaining of services other than those specifically provided to the Fund by the Adviser, the Fund may utilize personnel employed by the Adviser or by other subsidiaries of Equitable. The Fund may employ its own personnel or contract for services to be performed by third parties. In such event, the services will be provided to the Fund at cost and the payments specifically approved by the Board of Directors.

         For the services rendered by the Adviser under the Advisory Agreement, the Fund pays the Adviser at an annualized rate of 1.00% of the average daily value of the Fund's net assets. The fee is accrued daily and paid monthly.

         The Advisory Agreement became effective on [        ],
1997, having been approved by the unanimous vote, cast in person, of the Directors (including the Directors who are not parties to the Advisory Agreement or interested persons, as defined by the 1940 Act, of any such party) at a meeting called for that purpose
held on [      ], 1997, and by the [Company's] [Fund's] initial
shareholder on [        ], 1997.

         The Advisory Agreement will remain in force for
successive twelve-month periods (computed from each [       ] 1),
provided that such continuance is approved at least annually by a vote of a majority of the Fund's outstanding voting securities or by the Board of Directors, including in either case, approval by a majority of the Directors who are not parties to the Advisory Agreement or interested persons of any such party as defined by the Act.

         The Advisory Agreement is terminable without penalty by a vote of a majority of the Fund's outstanding voting securities or by a vote of a majority of the Directors on 60 days' written notice, or by the Adviser on 60 days' written notice, and will automatically terminate in the event of its assignment. The Advisory Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser, or of reckless disregard of its obligations thereunder, the Adviser will not be liable for any action or failure to act in accordance with its duties thereunder.

         Certain other clients of the Adviser have investment objectives and policies similar to those of the Fund. The Adviser may, from time to time, make recommendations which result in the purchase or sale of a particular security by other of its clients simultaneously with the Fund. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. It is the policy of the Adviser to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by the Adviser to the accounts involved, including the Fund.
When two or more of the clients of the Adviser (including the Fund) are purchasing or selling the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.

         The Adviser may act as an investment adviser to other persons, firms or corporations, including investment companies, and is investment adviser to the following registered investment companies: ACM Institutional Reserves, Inc., AFD Exchange Reserves, The Alliance Fund, Inc., Alliance All-Asia Investment Fund, Inc., Alliance Balanced Shares, Inc., Alliance Bond Fund, Inc., Alliance Capital Reserves, Alliance Developing Markets Fund, Inc., Alliance Global Dollar Government Fund, Inc., Alliance Global Environment Fund, Inc., Alliance Global Small Cap Fund, Inc., Alliance Global Strategic Income Trust, Inc., Alliance Government Reserves, Alliance Greater China '97 Fund, Inc., Alliance Growth and Income Fund, Inc., Alliance High Yield Fund, Inc., Alliance Income Builder Fund, Inc., Alliance International Fund, Alliance Limited Maturity Government Fund, Inc., Alliance Money Market Fund, Alliance Mortgage Securities Income Fund, Inc., Alliance Multi- Market Strategy Trust, Inc., Alliance Municipal Income Fund, Inc., Alliance Municipal Income Fund II, Alliance Municipal Trust, Alliance New Europe Fund, Inc., Alliance North American Government Income Trust, Inc., Alliance Quasar Fund, Inc., Alliance Real Estate Investment Fund, Inc., Alliance/Regent Sector Opportunity Fund, Inc., Alliance Short-Term Multi-Market Trust, Inc., Alliance Technology Fund, Inc., Alliance Utility Income Fund, Inc., Alliance Variable Products Series Fund, Inc., Alliance World Income Trust, Inc., Alliance Worldwide Privatization Fund, Inc., The Alliance Portfolios, Fiduciary Management Associates and The Hudson River Trust, all registered open-end investment companies; and to ACM

Government Income Fund, Inc., ACM Government Securities Fund, Inc., ACM Government Spectrum Fund, Inc., ACM Government Opportunity Fund, Inc., ACM Managed Income Fund, Inc., ACM Managed Dollar Income Fund, Inc., ACM Municipal Securities Income Fund, Inc., Alliance All-Market Advantage Fund, Inc., Alliance World Dollar Government Fund, Inc., Alliance World Dollar Government Fund II, Inc., The Austria Fund, Inc., The Korean Investment Fund, Inc., The Southern Africa Fund, Inc., and The Spain Fund, Inc., all registered closed-end investment companies.

Directors and Officers

         The Directors and principal officers of the Company, their ages and their primary occupations during the past five years are set forth below. Each of the Directors and officers are trustees, directors and officers of other registered investment companies sponsored by the Adviser. Unless otherwise specified, the address of each such person is 1345 Avenue of the Americas, New York, New York 10105.

Directors

                        [TO BE INSERTED]

Officers

                        [TO BE INSERTED]

         The aggregate compensation paid by the [Company] to each
of the Directors during its fiscal year ended [         ], 1998,
(estimating future payments based on existing arrangements) the aggregate compensation paid to each of the Directors during calendar year 1996 by all of the funds to which the Adviser provides investment advisory services (collectively, the "Alliance Fund Complex"), the total number of registered investment companies (and separate investment portfolios within those companies) in the Alliance Fund Complex with respect to which each of the Directors serves as a director or trustee, are set forth below. Neither the Fund nor any other fund in the Alliance Fund Complex provides compensation in the form of pension or retirement benefits to any of its directors or trustees. Each of the Directors is a director or trustee of one or more other registered investment companies in the Alliance Fund Complex.

                                             Total Number   Total Number
                                             of Funds in    of Investment
                                             the Alliance   Portfolios
                               Total         Complex,       within the
                               Compensation  Including the  Funds, Including
                               from the      Fund, as to    the Fund, as
                               Alliance Fund which the      to which the
                 Aggregate     Complex,      Director is a  Director is a
                 Compensation  Including the Director or    Director or
Name of Director from the Fund Fund          Trustee        Trustee






         As of [           ], 1997, the Directors and officers of
the Company as a group owned [less than 1%] of the Class I and Class II shares of the Fund.

_________________________________________________________________

                      EXPENSES OF THE FUND
_________________________________________________________________

Distribution Services Agreement

         The Fund has entered into a Distribution Services Agreement (the "Agreement") with Alliance Fund Distributors, Inc., the Fund's principal underwriter (the "Principal Underwriter"), to permit the Principal Underwriter to distribute the Fund's Class I and Class II shares and to permit the Fund to pay distribution services fees to defray expenses associated with the distribution of its Class II shares in accordance with a plan of distribution which is included in the Agreement and which has been duly adopted and approved in accordance with Rule 12b-1 adopted by the Commission under the 1940 Act (the "Rule 12b-1 Plan").

         Distribution services fees are accrued daily, paid monthly and charged as expenses of the Fund as accrued. Under the Agreement, the Treasurer of the Fund reports the amounts expended under the Rule 12b-1 Plan and the purposes for which such expenditures were made to the Directors for their review on a quarterly basis. Also, the Agreement provides that the selection and nomination of Directors who are not "interested persons" of the Company, as defined in the 1940 Act, are committed to the discretion of such disinterested Directors then in office. The Agreement was initially approved by the Directors
at a meeting held on [         ], 1997, and by the Fund's initial
shareholder on [         ], 1997.

         The Agreement became effective on [         ], 1997.
The Agreement will continue in effect for successive twelve-month
periods (computed from each [     ] 1), provided, however, that
such continuance is specifically approved at least annually by the Directors or by vote of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of that class, and, in either case, by a majority of the Directors who are not parties to the Agreement or interested persons, as defined in the 1940 Act, of any such party (other than as directors of the Fund) and who have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan or any agreement related thereto.

         The Adviser may from time to time and from its own funds or such other resources as may be permitted by rules of the Commission make payments for distribution services to the Principal Underwriter; the latter may, in turn, pay part or all of such compensation to brokers or other persons for their distribution assistance.

         All material amendments to the Agreement must be approved by a vote of the Directors or the holders of the Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the disinterested Directors, cast in person at a meeting called for the purpose of voting on such approval; and the Agreement may not be amended in order to increase materially the costs that the Fund may bear pursuant to the Agreement without the approval of a majority of the holders of the outstanding voting shares of the class or classes affected. The Agreement may be terminated (a) by the Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by class, or by a majority vote of the Directors who are not "interested persons" as defined in the 1940 Act, or (b) by the Principal Underwriter. To terminate the Agreement, the terminating party must give the other party 60 days' written notice; to terminate the Rule 12b-1 Plan only, the Fund need give no notice to the Principal Underwriter. The Agreement will terminate automatically in the event of its assignment.

Transfer Agency Agreement

         Alliance Fund Services, Inc., an indirect wholly-owned subsidiary of the Adviser, receives a transfer agency fee per account holder of each of the Class I and Class II shares of the Fund, plus reimbursement for its out-of-pocket expenses. [The transfer agency fee with respect to the Class II shares is higher than the transfer agency fee with respect to the Class I shares].

_________________________________________________________________

                       PURCHASE OF SHARES
_________________________________________________________________

         The following information supplements that set forth in the Prospectus under the heading "Purchase and Sale of Shares-
-How To Buy Shares."

General

         Class I shares of the Fund may be purchased and held solely (i) through accounts established under a fee-based program sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by the Principal Underwriter,
(ii) through employee benefit plans, including defined contribution and defined benefit plans ("Employee Plans") that
have at least $[   ] million in assets, (iii) by investment
management clients of the Adviser or its affiliates, (iv) by
(a) officers and present or former Directors of the Company,
(b) present or former directors and trustees of other investment companies managed by the Adviser, (c) present or retired full-time employees of the Adviser, the Principal Underwriter, Alliance Fund Services, Inc. and their affiliates, (d) officers and directors of ACMC, the Principal Underwriter, Alliance Fund Services, Inc. and their affiliates, (e) (1) the spouse, sibling, direct ancestor or direct descendant (collectively "relatives") of any person listed in (a) through (d), (2) any trust, individual retirement account or retirement plan account for the benefit of any person listed in (a) through (d) or the relative of such person, or (3) the estate of any person listed in (a) through (d) or the relative of such person, if such shares are purchased for investment purposes (such shares may not be resold except to the Fund), (v) by (a) the Adviser, the Principal Underwriter, Alliance Fund Services, Inc. and their affiliates or
(b) certain employee benefit plans for employees of the Adviser, the Principal Underwriter, Alliance Fund Services, Inc. and their affiliates, and (vi) through registered investment advisers or other financial intermediaries who charge a management, consulting or other fee for their service and who purchase shares through a broker or agent approved by the Principal Underwriter, and clients of such registered investment advisers or financial intermediaries whose accounts are linked to the master account of such investment adviser or financial intermediary on the books of such approved broker or agent.

         Class II shares of the Fund may be purchased and held
solely (i) by investors participating in wrap fee or other
similar programs offered by registered broker-dealers or other financial intermediaries that meet certain requirements
established by the Principal Underwriter, and (ii) Employee Plans
that have at least $[   ] million in assets.

         The shares of the Fund are offered on a continuous basis at a price equal to their net asset value. The minimum initial investment in the Company is $2,000,000, which may be invested in any one or more of the Funds. Investments made through fee-based or "wrap fee" programs will satisfy the minimum initial investment requirement if the fee-based or "wrap fee" program, as a whole, invests at least $2,000,000 in one or more of the Funds. There is no minimum for subsequent investments. The minimum initial investment may be waived in the discretion of the Company.

         Investors may purchase shares of the Fund through their financial representatives. A transaction, service, administrative or other similar fee may be charged by your financial representative with respect to the purchase, sale or exchange of shares made through such financial representative. Your financial representative may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by the Fund as described in the Prospectus and this Statement of Additional Information, including requirements as to the minimum initial and subsequent investment amounts.

         The Fund may refuse any order for the purchase of shares. The Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

         The public offering price of shares of the Fund is their net asset value. On each Company business day on which a purchase or redemption order is received by the Fund and trading in the types of securities in which the Fund invests might materially affect the value of Fund shares, the per share net asset value is computed in accordance with the Fund's Articles of Incorporation and By-Laws as of the next close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m. Eastern time) by dividing the value of the Fund's total assets, less its liabilities, by the total number of its shares then outstanding. A Company business day is any day on which the Exchange is open for trading.

         The Fund will accept unconditional orders for its shares to be executed at the public offering price equal to their net asset value next determined as described below. Orders received by the Principal Underwriter prior to the close of regular trading on the Exchange on each day the Exchange is open for trading are priced at the net asset value computed as of the close of regular trading on the Exchange on that day. In the case of orders for the purchase of shares placed through financial representatives, the applicable public offering price will be the net asset value as so determined, but only if the financial representative receives the order prior to the close of regular trading on the Exchange and transmits it to the Principal Underwriter prior to 5:00 p.m. Eastern time. The financial representative is responsible for transmitting such orders by 5:00 p.m. If the financial representative fails to do so, the investor's right to that day's closing price must be settled between the investor and the financial representative. If the financial representative receives the order after the close of regular trading on the Exchange, the price will be based on the net asset value determined as of the close of regular trading on the Exchange on the next day it is open for trading.

         Following the initial purchase of Fund shares, a shareholder may place orders to purchase additional shares by telephone if the shareholder has completed the appropriate portion of the Subscription Application or an "Autobuy" application obtained by calling the "For Literature" telephone number shown on the cover of this Statement of Additional Information. Except with respect to certain omnibus accounts, telephone purchase orders may not exceed $500,000. Payment for shares purchased by telephone can be made only by electronic funds transfer from a bank account maintained by the shareholder at a bank that is a member of the National Automated Clearing House Association ("NACHA"). If a shareholder's telephone purchase request is received before 3:00 p.m. Eastern time on a Company business day, the order to purchase shares is automatically placed the following Company business day, and the applicable public offering price will be the public offering price determined as of the close of business on such following business day.

         Full and fractional shares are credited to a shareholder's account in the amount purchased by the shareholder. As a convenience to the subscriber, and to avoid unnecessary expense to the Fund, stock certificates representing shares of the Fund are not issued except upon written request to the Fund by the shareholder or the shareholder's financial representative. This facilitates later redemption and relieves the shareholder of the responsibility for and inconvenience of lost or stolen certificates. No certificates are issued for fractional shares, although such shares remain in the shareholder's account on the books of the Fund.

         Class I and Class II shares each represent an interest in the same portfolio of investments of the Fund, have the same rights and are identical in all respects, except that
(i) Class II has exclusive voting rights with respect to provisions of the Rule 12b-1 Plan pursuant to which its distribution services fees are paid and other matters for which separate class voting is appropriate under applicable law, provided that, if the Fund submits to a vote of the Class II shareholders an amendment to the Rule 12b-1 Plan that would materially increase the amount to be paid thereunder with respect to the Class II shares, then such amendment will also be submitted to the Class I shareholders and the Class II and Class I shareholders will vote separately thereon by class and
(ii) Class I shares are subject to a conversion feature.

         The Directors have determined that currently no conflict of interest exists between Class I and Class II shares. On an ongoing basis, the Directors, pursuant to their fiduciary duties under the 1940 Act and state law, will seek to ensure that no such conflict arises.

Conversion of Class I
Shares to Class II Shares

         Class I shares may be held solely through the fee-based program accounts, employee benefit plans and registered investment advisory or other financial intermediary relationships described under "--General," and by investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund. If (i) a holder of Class I shares ceases to participate in the fee-based program or plan, or to be associated with an investment advisor or financial intermediary, in each case one that satisfies the requirements to purchase shares set forth under "--General", or (ii) the holder is otherwise no longer eligible to purchase Class I shares as described in this Statement of Additional Information (each, a "Conversion Event"), then all Class I shares held by the shareholder will convert automatically and without notice to the shareholder, other than the notice contained in this Statement of Additional Information, to Class II shares of the Fund during the calendar month following the month in which the Fund is informed or otherwise learns of the occurrence of the Conversion Event. The failure of a shareholder or a fee-based program to satisfy the minimum investment requirements to purchase Class I shares will not constitute a Conversion Event. The conversion would occur on the basis of the relative net asset values of the two classes and without the imposition of any sales load, fee or other charge. Class II shares currently bear a .30% distribution services fee and have a higher expense ratio than Class I shares. As a result, Class II shares may pay correspondingly lower dividends and have a lower net asset value than Class I shares.

         The conversion of Class I shares to Class II shares is subject to the continuing availability of an opinion of counsel to the effect that the conversion of Class I shares to Class II shares does not constitute a taxable event under federal income tax law. The conversion of Class I shares to Class II shares may be suspended if such an opinion is no longer available at the time such conversion is to occur. In that event, the Class I shareholder would be required to redeem his Class II shares, which would constitute a taxable event under federal income tax law.

_________________________________________________________________

               REDEMPTION AND REPURCHASE OF SHARES
_________________________________________________________________

         The following information supplements that set forth in the Prospectus under the heading "Purchase and Sale of Shares- -How to Sell Shares." If you are a shareholder through an account established under a fee-based program, your fee-based program may impose requirements with respect to the purchase, sale or exchange of shares of the Fund that are different from those described herein. A transaction fee may be charged by your financial representative with respect to the purchase, sale or exchange of shares made through such financial representative.

Redemption

         Subject to the limitations described below, the Company's Articles of Incorporation require that the Company redeem the shares tendered to it, as described below, at a redemption price equal to their net asset value as next computed following the receipt of shares tendered for redemption in proper form. There is no redemption charge. If a shareholder is in doubt about what documents are required by his or her fee-based program or employee benefit plan, the shareholder should contact the shareholder's financial representative.

         The right of redemption may not be suspended or the date of payment upon redemption postponed for more than seven days after shares are tendered for redemption, except for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which the Commission determines that trading thereon is restricted, or for any period during which an emergency (as determined by the Commission) exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or for such other periods as the Commission may by order permit for the protection of security holders of the Fund.

         Payment of the redemption price will be made in cash. The value of a shareholder's shares on redemption or repurchase may be more or less than the cost of such shares to the shareholder, depending upon the market value of the Fund's portfolio securities at the time of such redemption or repurchase. Payment received by a shareholder upon redemption or repurchase of the shareholder's shares, assuming the shares constitute capital assets in the shareholder's hands, will result in long-term or short-term capital gains (or loss) depending upon the shareholder's holding period and basis in respect of the shares redeemed.

         To redeem shares of the Fund for which no stock certificates have been issued, the registered owner or owners should forward a letter to the Company containing a request for redemption. The signature or signatures on the letter must be guaranteed by an institution that is an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended.

         To redeem shares of the Fund represented by stock certificates, the investor should forward the appropriate stock certificate or certificates, endorsed in blank or with blank stock powers attached, to the Company with the request that the shares represented thereby, or a specified portion thereof, be redeemed. The stock assignment form on the reverse side of each stock certificate surrendered to the Company for redemption must be signed by the registered owner or owners exactly as the registered name appears on the face of the certificate or, alternatively, a stock power signed in the same manner may be attached to the stock certificate or certificates or, where tender is made by mail, separately mailed to the Company. The signature or signatures on the assignment form must be guaranteed in the manner described above.

         Telephone Redemption by Electronic Funds Transfer. Each Fund shareholder is entitled to request redemption by electronic funds transfer once in any 30-day period (except for certain omnibus accounts), of shares for which no stock certificates have been issued by telephone at (800) 221-5672 by a shareholder who has completed the appropriate portion of the Subscription Application or, in the case of an existing shareholder, an "Autosell" application obtained from Alliance Fund Services, Inc. A telephone redemption request may not exceed $100,000 (except for certain omnibus accounts) and must be made by 4:00 p.m. Eastern time on a Company business day as defined above.
Proceeds of telephone redemptions will be sent by electronic funds transfer to a shareholder's designated bank account at a bank selected by the shareholder that is a member of the NACHA.

         Telephone Redemption by Check. Except for certain omnibus accounts or as noted below, each Fund shareholder is eligible to request redemption by check, once in any 30-day period, of shares for which no stock certificates have been issued by telephone at (800) 221-5672 before 4:00 p.m. Eastern time on a Company business day in an amount not exceeding $50,000. Proceeds of such redemptions are remitted by check to the shareholder's address of record. Telephone redemption by check is not available with respect to shares (i) for which certificates have been issued, (ii) held in nominee or "street name" accounts, (iii) held by a shareholder who has changed his or her address of record within the preceding 30 calendar days or
(iv) held in any retirement plan account. A shareholder otherwise eligible for telephone redemption by check may cancel the privilege by written instruction to Alliance Fund Services, Inc., or by checking the appropriate box on the Subscription Application found in the Prospectus.

         Telephone Redemptions - General. During periods of drastic economic or market developments, such as the market break of October 1987, it is possible that shareholders would have difficulty in reaching Alliance Fund Services, Inc. by telephone (although no such difficulty was apparent at any time in connection with the 1987 market break). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to Alliance Fund Services, Inc. at the address shown on the cover of this Statement of Additional Information. The Company reserves the right to suspend or terminate its telephone redemption service at any time without notice. Neither the Company nor the Adviser, the Principal Underwriter or Alliance Fund Services, Inc. will be responsible for the authenticity of telephone requests for redemptions that the Company reasonably believes to be genuine. The Company will employ reasonable procedures in order to verify that telephone requests for redemptions are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Company did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Financial representatives may charge a commission for handling telephone requests for redemptions.

Repurchase

         The Company may repurchase shares through the Principal Underwriter or selected financial intermediaries. The repurchase price will be the net asset value next determined after the Principal Underwriter receives the request, except that requests placed through selected financial representatives before the close of regular trading on the Exchange on any day will be executed at the net asset value determined as of such close of regular trading on that day if received by the Principal Underwriter prior to its close of business on that day (normally 5:00 p.m. Eastern time). The financial intermediary is responsible for transmitting the request to the Principal

Underwriter by 5:00 p.m. If the financial intermediary fails to do so, the shareholder's right to receive that day's closing price must be settled between the shareholder and the financial representative. A shareholder may offer shares of the Fund to the Principal Underwriter either directly or through the shareholder's financial representative. Neither the Company nor the Principal Underwriter charges a fee or commission in connection with the repurchase of shares. Normally, if shares of the Fund are offered through a financial intermediary, the repurchase is settled by the shareholder as an ordinary transaction with or through the financial representative, who may charge the shareholder for this service. The repurchase of shares of the Fund as described above is a voluntary service of the Fund and the Fund may suspend or terminate this practice at any time.

General

         The Company reserves the right to close out an account that has remained below $200 for at least 90 days. Shareholders will receive 60 days' written notice to increase the account value before the account is closed. In the case of a redemption or repurchase of shares of the Fund recently purchased by check, redemption proceeds will not be made available until the Company is reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date.

_________________________________________________________________

                      SHAREHOLDER SERVICES
_________________________________________________________________

         The following information supplements that set forth in the Prospectus under the heading "Purchase and Sale of Shares- -Shareholder Services." If you are a shareholder through an account established under a fee-based program, your fee-based program may impose requirements with respect to the purchase, sale or exchange of shares of the Fund that are different from those described herein. A transaction fee may be charged by your financial representative with respect to the purchase, sale or exchange of shares made through such financial representative.

Exchange Privilege

         You may exchange your investment in the Fund for shares of the same class of any other Fund and for Class A shares of any other Alliance Mutual Fund (as defined below). Exchanges of shares are made at the net asset value next determined and without sales or service charges. Exchanges may be made by telephone or written request. Telephone exchange requests must be received by Alliance Fund Services, Inc. by 4:00 p.m. Eastern time on a Company business day in order to be effected at that day's net asset value.

         Currently, the Alliance Mutual Funds include:

AFD Exchange Reserves
The Alliance Fund, Inc.
Alliance All-Asia Investment Fund, Inc.
Alliance Balanced Shares, Inc.
Alliance Bond Fund, Inc.
  -Corporate Bond Portfolio
  -U.S. Government Portfolio
Alliance Developing Markets Fund, Inc.
Alliance Global Dollar Government Fund, Inc.
Alliance Global Environment Fund, Inc.
Alliance Global Small Cap Fund, Inc.
Alliance Global Strategic Income Trust, Inc.
Alliance Greater China '97 Fund, Inc.
Alliance Growth and Income Fund, Inc.
Alliance High Yield Fund, Inc.
Alliance Income Builder Fund, Inc.
Alliance International Fund
Alliance Limited Maturity Government Fund, Inc.
Alliance Mortgage Securities Income Fund, Inc.
Alliance Multi-Market Strategy Trust, Inc.
Alliance Municipal Income Fund, Inc.
  -California Portfolio
  -Insured California Portfolio
  -Insured National Portfolio
  -National Portfolio
  -New York Portfolio
Alliance Municipal Income Fund II
  -Arizona Portfolio
  -Florida Portfolio
  -Massachusetts Portfolio
  -Michigan Portfolio
  -Minnesota Portfolio
  -New Jersey Portfolio
  -Ohio Portfolio
  -Pennsylvania Portfolio
  -Virginia Portfolio
Alliance New Europe Fund, Inc.
Alliance North American Government Income Trust, Inc.
Alliance Quasar Fund, Inc.
Alliance Real Estate Investment Fund, Inc.
Alliance/Regent Sector Opportunity Fund, Inc.
Alliance Short-Term Multi-Market Trust, Inc.
Alliance Technology Fund, Inc.
Alliance Utility Income Fund, Inc.
Alliance World Income Trust, Inc.
Alliance Worldwide Privatization Fund, Inc.

The Alliance Portfolios
  -Alliance Growth Fund
  -Alliance Conservative Investors Fund
  -Alliance Growth Investors Fund
  -Alliance Strategic Balanced Fund
  -Alliance Short-Term U.S. Government Fund

         Please read carefully the portions of the Prospectus concerning the Fund or the prospectus of the Alliance Mutual Fund, as applicable, into which you wish to exchange before submitting the request. Call Alliance Fund Services, Inc. at
(800) 221-5672 to exchange uncertificated shares. Exchanges of shares as described above in this section are taxable transactions for federal income tax purposes. The exchange service may be changed, suspended or terminated on 60 days' written notice.

         All exchanges are subject to the minimum investment requirements and any other applicable terms set forth in the Prospectus or the prospectusfor the Alliance Mutual Fund whose shares are being acquired, as applicable. An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective net asset values as next determined following receipt by the Fund or the Alliance Mutual Fund, as applicable, whose shares are being exchanged of (i) proper instructions and all necessary supporting documents as described in that fund's prospectus, or (ii) a telephone request for such exchange in accordance with the procedures set forth in the following paragraph. Exchanges involving the redemption of shares recently purchased by check will be permitted only after the Fund is reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date.

         Each Fund shareholder, and the shareholder's financial representative, are authorized to make telephone requests for exchanges unless Alliance Fund Services, Inc., receives a written instruction to the contrary from the shareholder, or the shareholder declines the privilege by checking the appropriate box on the Subscription Application found in the Prospectus.
Such telephone requests cannot be accepted with respect to shares then represented by stock certificates. Shares acquired pursuant to a telephone request for exchange will be held under the same account registration as the shares redeemed through the exchange.

         Eligible shareholders desiring to make an exchange should telephone Alliance Fund Services, Inc. with their account number and other details of the exchange at (800) 221-5672 on a Company business day as defined above. Telephone requests for exchange received before 4:00 p.m. Eastern time on a Company business day will be processed as of the close of business on that day. During periods of drastic economic or market developments, such as the market break of October 1987, it is possible that shareholders would have difficulty in reaching Alliance Fund Services, Inc. by telephone (although no such difficulty was apparent at any time in connection with the 1987 market break). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to Alliance Fund Services, Inc. at the address shown on the cover of this Statement of Additional Information.

         None of the Company, the Alliance Mutual Funds, the Adviser, the Principal Underwriter or Alliance Fund Services, Inc. will be responsible for the authenticity of telephone requests for exchanges that the Company reasonably believes to be genuine. The Company will employ reasonable procedures in order to verify that telephone requests for exchanges are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Company did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Financial representatives, may charge a commission for handling telephone requests for exchanges.

         The exchange privilege is available only in states where shares of the Alliance Mutual Fund being acquired may be legally sold. Each Alliance Mutual Fund reserves the right, at any time on 60 days' notice to its shareholders, to reject any order to acquire its shares through exchange or otherwise to modify, restrict or terminate the exchange privilege.

Retirement Plans

         The Fund may be a suitable investment vehicle for part or all of the assets held in various types of retirement plans, such as those listed below. The Company has available forms of such plans pursuant to which investments can be made in the Fund and other Alliance Mutual Funds. Persons desiring information concerning these plans should contact Alliance Fund Services, Inc. at the "For Literature" telephone number on the cover of this Statement of Additional Information, or write to:

                   Alliance Fund Services, Inc.
                   Retirement Plans
                   P.O. Box 1520
                   Secaucus, New Jersey 07096-1520

         Employer-Sponsored Qualified Retirement Plans. Sole proprietors, partnerships and corporations may sponsor qualified money purchase pension and profit-sharing plans, including
Section 401(k) plans ("qualified plans"), under which annual tax-deductible contributions are made within prescribed limits based on compensation paid to participating individuals. The minimum initial investment requirement may be waived with respect to certain of these qualified plans.

         Simplified Employee Pension Plan ("SEP"). Sole proprietors, partnerships and corporations may sponsor a SEP under which they make annual tax-deductible contributions to an IRA established by each eligible employee within prescribed limits based on employee compensation.

         403(b)(7) Retirement Plan. Certain tax-exempt organizations and public educational institutions may sponsor retirement plans under which an employee may agree that monies deducted from his or her compensation (minimum $25 per pay period) may be contributed by the employer to a custodial account established for the employee under the plan.

         The Alliance Plans Division of Frontier Trust Company, a subsidiary of Equitable which serves as custodian or trustee under the retirement plan prototype forms available from the Fund, charges certain nominal fees for establishing an account and for annual maintenance. A portion of these fees is remitted to Alliance Fund Services, Inc. as compensation for its services to the retirement plan accounts maintained with the Fund.

         Distributions from retirement plans are subject to certain Code requirements in addition to normal redemption procedures. For additional information please contact Alliance
Fund Services, Inc.

Statements and Reports

         Each shareholder of the Fund receives semi-annual and annual reports which include a listing of the Fund's investments, financial statements and, in the case of the annual report, the report of the [Company's] [Fund's] independent [auditors]
[accountants], [             ], as well as a confirmation of each
purchase and redemption of shares by the shareholder. By contacting the shareholder's broker or Alliance Fund Services, Inc., a shareholder can arrange for a copy of the shareholder's account statements to be sent to another person.

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                         NET ASSET VALUE
_________________________________________________________________

         The Fund's per share net asset value is determined once daily as of the next close of regular trading on the Exchange (currently 4:00 p.m. Eastern time) following receipt of a purchase or redemption order by the Company, on each Company business day on which such an order is received and trading in the types of securities in which the Fund invests might materially affect the value of Fund shares and on such other days as the Directors deem necessary in order to comply with Rule 22c-1 under the 1940 Act. A Company business day is any day on which the Exchange is open for trading. The net asset value is the net worth of the Fund (assets including securities at market value minus liabilities) divided by the number of Fund shares outstanding.

         The assets belonging to the Class I and Class II shares are invested together in a single portfolio. The net asset value of each of the classes will be determined separately by subtracting the accrued expenses and liabilities allocated to that class from the assets belonging to that class.

         Each security listed on an exchange for which market quotations are readily available is valued at the closing price on the exchange on the day of valuation or, if no such closing price is available, at the mean of the bid and ask price for that security quoted on that day. Other securities for which market quotations are readily available will be valued in a like manner. Options will be valued at such market value or fair value if no market exists. Futures contracts will be valued in a like manner, except that open futures contracts sales will be valued using the closing settlement price or, in the absence of such a price, the most recent quoted asked price. If there are no quotations available for the day of valuation, the last available closing price will be used. Securities and assets for which market quotations are not readily available (including investments that are subject to limitations as to their sale) are valued at fair value as determined in good faith by the Board of Directors.

         Short-term debt securities that mature in less than 60 days are valued at amortized cost if their term to maturity from date of purchase by the Fund was less than 60 days, or by amortizing their value on the 61st day prior to maturity if their term to maturity from date of purchase by the Fund was more than 60 days, unless such amortized cost is determined by the Board of Directors not to represent fair value.

         For purposes of determining the Fund's net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. Dollars at the mean of the current bid and asked prices of such currency against the U.S. Dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks.

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               DIVIDENDS, DISTRIBUTIONS AND TAXES
_________________________________________________________________

United States Federal Income Taxation of Dividends and
Distributions

General

         The Fund intends for each taxable year to qualify as a "regulated investment company" under the Code. Such qualification relieves the Fund of federal income tax liability on that part of its net ordinary income and net realized capital gains which it timely distributes to its shareholders. Such qualification does not, of course, involve governmental supervision of investment practices or policies. Investors should consult their own counsel for a complete understanding of the requirements the Fund must meet to qualify to be taxed as a "regulated investment company."

         The information set forth in the Prospectus and the following discussion relate solely to the significant United States federal income taxes on dividends and distributions by the Fund and assumes that the Fund qualifies to be taxed as a regulated investment company. An investor should consult the investor's tax counsel with respect to the specific tax consequences of being a shareholder of the Fund, including the effect and applicability of federal, state and local tax laws to the investor's particular situation and the possible effects of changes therein.

         It is the present policy of the Fund to distribute to shareholders all net investment income annually and to distribute net realized capital gains, if any, annually. The amount of any such distributions necessarily depends upon the realization by the Fund of income and capital gains from investments.

         The Fund intends to declare and distribute dividends in the amounts and at the times necessary to avoid the application of the 4% federal excise tax imposed on certain undistributed income of regulated investment companies. The Fund will be required to pay the 4% excise tax to the extent it does not distribute to its shareholders during any calendar year an amount equal to the sum of (i) 98% of its ordinary taxable income for the calendar year, (ii) 98% of its capital gain net income and foreign currency gains for the twelve months ended October 31 of such year and (iii) any ordinary income or capital gain net income from the preceding calendar year that was not distributed during such year. For this purpose, income or gain retained by the Fund that is subject to corporate income tax will be considered to have been distributed by the Fund by year-end. For federal income and excise tax purposes, dividends declared and payable to shareholders of record as of a date in October, November or December but actually paid during the following January will be taxable to these shareholders for the year declared, and not for the subsequent calendar year in which the shareholders actually receive the dividend.

         Dividends of the Fund's net ordinary income and distributions of any of the net realized short-term capital gain are taxable to shareholders as ordinary income. Dividends paid by the Fund and received by a corporate shareholder are eligible for the dividends received deduction to the extent that the Fund's income is derived from certain dividends received from domestic corporations, provided the corporate shareholder holds shares in the Fund for at least 46 days during the 90-day period beginning 45 days before the date on which the shareholder becomes entitled to receive the dividend. In determining the holding period of shares for this purpose, any period during which a shareholder's risk of loss is offset by means of options, short sales or similar transactions engaged in by the shareholder is not counted. In addition, the dividends received deduction will be disallowed to the extent the investment in shares of the Fund is financed with indebtedness.

         Pursuant to the Taxpayer Relief Act of 1997, two different tax rates apply to net capital gains--that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year. One rate (generally 28%) applies to net gains on capital assets held for more than one year but not more than 18 months ("mid-term gains"), and a second rate (generally 20%) applies to the balance of such net capital gains ("adjusted net capital gains"). Except as noted below, distributions of net capital gains will be treated in the hands of shareholders as mid-term gains to the extent designated by the Fund as deriving from net gains from assets held for more than one year but not more than 18 months, and the balance will be treated as adjusted net capital gains. Gains derived from assets sold before May 7, 1997 and held for more than 18 months will be treated as mid-term gains. Gains derived from assets sold after May 6, 1997 and before July 29, 1997 and held for more than one year will be treated as adjusted net capital gains. Distributions of mid-term gains and adjusted net capital gains will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund. Any dividend or distribution received by a shareholder on shares of the Fund will have the effect of reducing the net asset value of such shares by the amount of the dividend or distribution. Furthermore, a dividend or distribution made shortly after the purchase of Fund shares by a shareholder, although in effect a return of capital to the shareholder, would be taxable to the shareholder as described above. If a shareholder has held shares in the Fund for six months or less and during that period has received a distribution of capital gains, any loss recognized by the shareholder on the sale of those shares during the six-month period will be treated as a long-term capital loss to the extent of the distribution.
In determining the holding period of such shares for this purpose, any period during which a shareholder's risk of loss is offset by means of options, short sales or similar transactions by the shareholder is not counted.

         Any loss realized by a shareholder on a sale or exchange of shares of the Fund will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the shares are sold or exchanged. For this purpose, acquisitions pursuant to the Dividend Reinvestment Plan would constitute a replacement if made within that period. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

         Dividends are taxable in the manner discussed regardless of whether they are paid to a shareholder in cash or are reinvested in additional shares of the Fund.

         It is the present policy of the Fund to distribute to shareholders all net investment income quarterly and to distribute net realized capital gains, if any, annually. The amount of any such distributions must necessarily depend upon the realization by the Fund of income and capital gains from investments.

         The Fund may be required to withhold federal income tax at the rate of 31% from all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code are exempt from such backup withholding. Backup withholding is not an additional tax; any amounts so withheld may be credited against a shareholder's federal income tax liability or refunded.

United States Federal Income Taxation of the Fund

         The following discussion relates to certain significant United States federal income tax consequences to the Fund with respect to the determination of its "investment company taxable income" each year. This discussion assumes that the Fund will be taxed as a regulated investment company for each of its taxable years.

         Options, Futures Contracts and Warrants. Regulated futures contracts and certain listed options are considered "section 1256 contracts" for federal income tax purposes.
Section 1256 contracts held by the Fund at the end of a taxable year will be "marked to market" and treated for federal income tax purposes as though sold for fair market value on the last business day of that taxable year. Gain or loss realized by the Fund on section 1256 contracts generally will be considered 60% long-term and 40% short-term capital gain or loss. The Fund can elect to exempt its section 1256 contracts which are part of a "mixed straddle" (as described below) from the application of section 1256.

         With respect to put and call equity options, gain or loss realized by the Fund upon the lapse or sale of such options held by the Fund will be either long-term or short-term capital gain or loss depending upon the Fund's holding period with respect to such option. However, gain or loss realized upon the lapse or closing out of such options that are written by the Fund will be treated as short-term capital gain or loss. In general, if the Fund exercises an option, or if an option that the Fund has written is exercised, gain or loss on the option will not be separately recognized but the premium received or paid will be included in the calculation of gain or loss upon disposition of the property underlying the option. Warrants which are invested in by the Fund will generally be treated in the same manner for federal income tax purposes as options held by the Fund.

         Tax Straddles. Any option, futures contract or other position entered into or held by the Fund in conjunction with any other position held by the Fund may constitute a "straddle" for federal income tax purposes. A straddle of which at least one, but not all, of the positions involved are section 1256 contracts may constitute a "mixed straddle." In general, straddles are subject to certain rules that may affect the character and timing of the Fund's gains and losses with respect to straddle positions by requiring, among other things, that (i) loss realized on disposition of one position of a straddle not be recognized to the extent that the Fund has unrealized gains with respect to the other position in the straddle; (ii) the Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (iii) losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-section 1256 positions be treated as 60% long-term and 40% short-term capital loss;
(iv) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (v) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to the Fund which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by the Fund all of the offsetting positions of which consist of section 1256 contracts.

Taxation of Foreign Stockholders

         The foregoing discussion relates only to United States federal income tax law as it affects shareholders who are United States citizens or residents or United States corporations. The effects of federal income tax law on shareholders who are non-resident alien individuals or foreign corporations may be substantially different. Foreign investors should therefore consult their counsel for further information as to the United States tax consequences of investing in the Fund.

_________________________________________________________________

                     PORTFOLIO TRANSACTIONS
_________________________________________________________________

         Subject to the general supervision of the Board of Directors, the Adviser is responsible for the investment decisions and the placing of orders for portfolio transactions for the Fund. The Adviser determines the broker to be used in each specific transaction with the objective of negotiating a combination of the most favorable commission and the best price obtainable on each transaction (generally defined as best execution). When consistent with the objective of obtaining best execution, brokerage may be directed to persons or firms supplying investment information to the Adviser. There may be occasions where a transaction cost charged by a broker may be greater than that which another broker would charge if the Fund determines in good faith that the amount of such transaction cost is reasonable in relation to the value of the brokerage, research and statistical services provided by the executing broker.

         Neither the Company nor the Adviser has entered into agreements or understandings with any brokers regarding the placement of securities transactions because of research services brokers provide. To the extent that such persons or firms supply investment information to the Adviser for use in rendering investment advice to the Fund, such information may be supplied at no cost to the Adviser and, therefore, may have the effect of reducing the expenses of the Adviser in rendering advice to the Fund. While it is impossible to place an actual dollar value on such investment information, its receipt by the Adviser probably does not reduce the overall expenses of the Adviser to any material extent.

         The investment information provided to the Adviser is of the type described in Section 28(e)(3) of the Securities Exchange Act of 1934 and is designed to augment the Adviser's own internal research and investment strategy capabilities. Research services furnished by brokers through which the Fund effects securities transactions are used by the Adviser in carrying out its investment responsibilities with respect to all its client accounts.

         The Fund may deal in some instances in securities which are not listed on a national stock exchange but are traded in the over-the-counter market. The Fund may also purchase listed securities through the third market, i.e., from a dealer which is not a member of the exchange on which a security is listed.
Where transactions are executed in the over-the-counter market or third market, the Fund will seek to deal with the primary market makers; but when necessary in order to obtain the best price and execution, it will utilize the services of others. In all cases, the Fund will attempt to negotiate best execution.

         The extent to which commissions that will be charged by broker-dealers selected by the Fund may reflect an element of value for research cannot at present be determined. To the extent that research services of value are provided by broker-dealers with or through whom the Fund places portfolio transactions, the Adviser may be relieved of expenses which it might otherwise bear. Research services furnished by broker-dealers could be useful and of value to the Adviser in servicing its other clients as well as the Fund; but, on the other hand, certain research services obtained by the Adviser as a result of the placement of portfolio brokerage of other clients could be useful and of value to it in serving the Fund. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best execution, the Fund may consider sales of shares of the Fund or other investment companies managed by the Adviser as a factor in the selection of brokers to execute portfolio transactions for the Fund.

         The Fund may from time to time place orders for the purchase or sale of securities (including listed call options) with Donaldson, Lufkin & Jenrette Securities Corporation ("DLJ"), an affiliate of the Adviser, and with brokers which may have their transactions cleared or settled, or both, by the Pershing Division of DLJ, for which DLJ may receive a portion of the brokerage commission. In such instances, the placement of orders with such brokers would be consistent with the Fund's objective of obtaining best execution and would not be dependent upon the fact that DLJ is an affiliate of the Adviser. With respect to orders placed with DLJ for execution on a national securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company (such as the [Company] [Fund]), or any affiliated person of such person, to receive a brokerage commission from such registered investment company, provided that such commission is reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time.

_________________________________________________________________

                       GENERAL INFORMATION
_________________________________________________________________

Capitalization

         The Company is a Maryland corporation organized on
[             ], 1997.  The authorized capital stock of the
Company consists of [          ] shares, of which [        ]
shares are Class I shares of the Fund and [        ] shares are
Class II shares of the Fund, each having $.001 par value. The balance of the shares of the Company are Class I and Class II shares of the Company's other two portfolios.

         All shares of the Fund, when issued, are fully paid and non-assessable. The Directors are authorized to reclassify and issue any unissued shares to any number of additional series and classes without shareholder approval. Accordingly, the Directors in the future, for reasons such as the desire to establish one or more additional portfolios with different investment objectives, policies or restrictions, may create additional classes or series of shares. Any issuance of shares of another class or series would be governed by the 1940 Act and the law of the State of Maryland. If shares of another series were issued in connection with the creation of a new portfolio, each share of each portfolio would normally be entitled to one vote for all purposes. Generally, shares of all portfolios would vote as a single series on matters, such as the election of Directors, that affected both portfolios in substantially the same manner. As to matters affecting portfolios differently, such as approval of the Advisory Agreement and changes in investment policy, shares of each portfolio would vote as a separate series. Procedures for calling a shareholders' meeting for the removal of Directors of the Fund, similar to those set forth in Section 16(c) of the 1940 Act, are available to shareholders of the Fund. The rights of the holders of shares of a series may not be modified except by the vote of a majority of the outstanding shares of such series.

Custodian

         [            ], acts as custodian for the securities and
cash of the Fund but plays no part in decisions as to the
purchase or sale of portfolio securities.  Subject to the
supervision of the Directors, [       ] may enter into sub-
custodial agreements for the holding of the Fund's foreign securities.

Principal Underwriter

         Alliance Fund Distributors, Inc., 1345 Avenue of the Americas, New York, New York 10105, serves as the Fund's Principal Underwriter and as such may solicit orders from the public to purchase shares of the Fund. Under the Distribution Services Agreement between the Fund and the Principal Underwriter, the Fund has agreed to indemnify the Principal Underwriter, in the absence of its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, against certain civil liabilities, including liabilities under the Securities Act.

Counsel

         Legal matters in connection with the issuance of the Common Stock offered hereby are passed upon by Seward & Kissel, New York, New York. Seward & Kissel has relied upon the opinion of Venable, Baetjer and Howard, LLP, Baltimore, Maryland, for matters relating to Maryland law.

Independent [Auditors] [Accountants]

         [              ], New York, New York, has been appointed
as independent [auditors] [accountants] for the [Company] [Fund].

Performance Information

         From time to time the Fund advertises its "total return." Computed separately for each class, the Fund's "total return" is its average annual compounded total return for its most recently completed one, five and ten-year periods (or the period since the Fund's inception). The Fund's total return for such a period is computed by finding, through the use of a formula prescribed by the Commission, the average annual compounded rate of return over the period that would equate an assumed initial amount invested to the value of such investment at the end of the period. For purposes of computing total return, income dividends and capital gains distributions paid on shares of the Fund are assumed to have been reinvested in Fund shares when paid.

         The Fund's total return is computed separately for Class I and Class II shares. The Fund's total return is not fixed and will fluctuate in response to prevailing market conditions or as a function of the type and quality of the securities in the Fund's portfolio and the Fund's expenses. Total return information is useful in reviewing the Fund's performance, but such information may not provide a basis for comparison with bank deposits or other investments which pay a fixed yield for a stated period of time. An investor's principal invested in the Fund is not fixed and will fluctuate in response to prevailing market conditions.

         Advertisements quoting performance rankings of the Fund as measured by financial publications or by independent organizations such as Lipper Analytical Services, Inc. and Morningstar, Inc., and advertisements presenting the historical record of payments of income dividends by the Fund may also from time to time be sent to investors or placed in newspapers, magazines such as Barrons, Business Week, Changing Times, Forbes, Investor's Daily, Money Magazine, The New York Times and The Wall Street Journal or other media on behalf of the Fund.

Additional Information

         Any shareholder inquiries may be directed to the shareholder's broker or to Alliance Fund Services, Inc. at the address or telephone number shown on the front cover of this Statement of Additional Information. This Statement of Additional Information does not contain all the information set forth in the Registration Statement filed by the Fund with the Commission. Copies of the Registration Statement may be obtained at a reasonable charge from the Commission or may be examined, without charge, at the offices of the Commission in Washington, D.C.

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                           APPENDIX A
_________________________________________________________________


         Stock Index Futures Characteristics. Currently, stock index futures contracts can be purchased or sold with respect to the Standard & Poor's 500 Stock Index on the Chicago Mercantile Exchange, the New York Stock Exchange Composite Index on the New York Futures Exchange and the Value Line Stock Index on the Kansas City Board of Trade. The Adviser does not believe that differences in composition of the three indices will create any differences in the price movements of the stock index futures contracts in relation to the movements in such indices. However, such differences in the indices may result in differences in correlation of the futures contracts with movements in the value of the securities being hedged. The Fund reserves the right to purchase or sell stock index futures contracts that may be created in the future. Certain exchanges and Boards of Trade have established daily limits on the amount that the price of a stock index futures contract may vary, either up or down, from the previous day's settlement price, which limitations may restrict the Fund's ability to purchase or sell certain stock index futures contracts on a particular day.

         Unlike the purchase or sale of a specific security by the Fund, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker through which such transaction is effected or in a segregated account with the Fund's Custodian an amount of cash, U.S. Government securities or other liquid high-quality debt securities equal to the market value of the stock index futures contract less any amounts maintained in a margin account with the Fund's broker. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds to finance transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Additional payments of cash, Government securities or other liquid high-quality debt securities, called variation margin, to and from the broker may be made on a daily basis as the price of the underlying stock index fluctuates, a process known as marking to the market. For example, when the Fund has purchased a stock index futures contract and the price of the futures contract has risen in response to a rise in the underlying stock index, that position will have increased in value and the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a stock index futures contract and the price of the futures contract has declined in response to a decrease in the underlying stock index, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Adviser may elect to close the position by taking an opposite position which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

         Risks of Transactions in Stock Index Futures. There are several risks in connection with the use of stock index futures by the Fund as a hedging device. One risk arises because of the imperfect correlation between movements in the price of stock index futures and movements in the price of the securities which are the subject of the hedge. The price of a stock index futures may move more than or less than the price of the securities being hedged. If the price of the stock index futures moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective, but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the index future. If the price of the future moves more than the price of the stock, the Fund will experience either a loss or gain on the future which will not be completely offset by movements in the price of the securities which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of the stock index futures, the Fund may buy or sell stock index futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the volatility over a particular time period of the prices of such securities has been greater than the volatility over such time period for the index, or if otherwise deemed to be appropriate by the Adviser. Conversely, the Fund may buy or sell fewer stock index futures contracts if the volatility over a particular time period of the prices of the securities being hedged is less than the volatility over such time period of the stock index, or if otherwise deemed to be appropriate by the Adviser. It is also possible that where the Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Fund may decline. If this occurs, the Fund would lose money on the futures contract and also experience a decline in value in its portfolio securities. However, over time the value of the Fund's portfolio should tend to move in the same direction as the market indices upon which the futures contracts are based, although there may be deviations arising from differences between the composition of the Fund and the stocks comprising the index.

         Where stock index futures contracts are purchased to hedge against a possible increase in the price of stocks before the Fund is able to invest its cash (or cash equivalents) in stocks (or options) in an orderly fashion, it is possible that the market may decline instead. If the Fund then concludes not to invest in stocks or options at that time because of concern as to a possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

         In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in stock index futures and the portion of the portfolio being hedged, the price of stock index futures may not correlate perfectly with movement in the stock index due to market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the index and futures markets. Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market, and because of the imperfect correlation between the movements in the stock index and movements in the price of stock index futures, a correct forecast of general market trends by the Adviser may still not result in a successful hedging transaction over a short time frame.

         Positions in stock index futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Fund intends to purchase or sell futures contracts only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In that event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of securities will in fact correlate with price movements in futures contract and thus provide an offset on the futures contract.

         The Fund's Adviser intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with due consideration to liquidity.

         Successful use of stock index futures by the Fund is also subject to the Adviser's ability to predict correctly movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting stocks held in its portfolio and stock prices increase instead, the Fund will lose part or all of the benefit of the increased value of its stock which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.
































                               A-4
00250237.AB3

(LOGO)                       ALLIANCE INSTITUTIONAL FUND, INC.
                                  - ALLIANCE QUASAR
                                    INSTITUTIONAL FUND
____________________________________________________________
P.O. Box 1520, Secaucus, New Jersey  07096-1520
Toll Free (800) 221-5672
For Literature:  Toll Free (800) 227-4618
_______________________________________________________________

               STATEMENT OF ADDITIONAL INFORMATION
                       [          ], 1997
_______________________________________________________________

This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the current Prospectus (the "Prospectus") for Alliance Institutional Funds, Inc. Copies of the Prospectus may be obtained by contacting Alliance Fund Services, Inc. at the address or the "For Literature" telephone number shown above.

                        TABLE OF CONTENTS
                                                             Page

DESCRIPTION OF THE FUND..................................
MANAGEMENT OF THE FUND...................................
EXPENSES OF THE FUND.....................................
PURCHASE OF SHARES.......................................
REDEMPTION AND REPURCHASE OF SHARES......................
SHAREHOLDER SERVICES.....................................
NET ASSET VALUE..........................................
DIVIDENDS, DISTRIBUTIONS AND TAXES.......................
BROKERAGE AND PORTFOLIO TRANSACTIONS.....................
GENERAL INFORMATION......................................
REPORT OF INDEPENDENT AUDITORS AND FINANCIAL
  STATEMENTS.............................................


____________________
(R): This registered service mark used under license from the owner, Alliance Capital Management L.P.

_______________________________________________________________

                     DESCRIPTION OF THE FUND
_______________________________________________________________

         Alliance Institutional Funds, Inc. (the "Company") is an open-end management investment company whose shares are offered in separate series referred to as "Funds." Each Fund is a separate pool of assets constituting, in effect, a separate fund with its own investment objective and policies. A shareholder in a Fund will be entitled to his or her pro-rata share of all dividends and distributions arising from that Fund's assets and, upon redeeming shares of that Fund, the shareholder will receive the then current net asset value of the applicable class of shares of that Fund. (See "Purchase of Shares" and "Redemption and Repurchase of Shares," in the Prospectus.) The Company is empowered to establish, without shareholder approval, additional Funds which may have different investment objectives.

         The Company currently has three portfolios: Alliance Quasar Institutional Fund (the "Fund"), which is described in this Statement of Additional Information, and Alliance Premier Growth Institutional Fund and Alliance Real Estate Investment Institutional Fund which are each described in a separate Statement of Additional Information, copies of which can be obtained by contacting Alliance Fund Services, Inc. at the address or the "For Literature" telephone number shown on the cover of this Statement of Additional Information.

         Except as otherwise indicated, the investment policies of the Fund are not "fundamental policies" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"), and may, therefore, be changed by the Company's Board of Directors (the "Board of Directors" or the "Directors") without a shareholder vote. However, the Fund will not change its investment policies without contemporaneous written notice to its shareholders. The Fund's investment objective may not be changed without shareholder approval. There can be, of course, no assurance that the Fund will achieve its investment objective.

Investment Objective

         The investment objective of the Fund is growth of capital by pursuing aggressive investment policies. Investments will be made based upon their potential for capital appreciation. Therefore, current income will be incidental to the objective of capital growth. Because of the market risks inherent in any investment, the selection of securities on the basis of their appreciation possibilities cannot ensure against possible loss in value. Moreover, to the extent the Fund seeks to achieve its objective through the more aggressive investment policies described below, risk of loss increases. The Fund is therefore not intended for investors whose principal objective is assured income or preservation of capital.

How The Fund Pursues Its Objective

         Within this basic framework, the policy of the Fund is to invest in any companies and industries and in any types of securities which are believed to offer possibilities for capital appreciation. Investments may be made in well-known and established companies as well as in new and unseasoned companies. Critical factors considered in the selection of securities include the economic and political outlook, the values of individual securities relative to other investment alternatives, trends in the determinants of corporate profits, and management capability and practices.

         It is the policy of the Fund to invest principally in equity securities (common stocks, securities convertible into common stocks or rights or warrants to subscribe for or purchase common stocks); however, it may also invest to a limited degree in non-convertible bonds and preferred stocks when, in the judgment of Alliance Capital Management L.P., the Fund's Adviser (the "Adviser"), such investments are warranted to achieve the Fund's investment objective. When business or financial conditions warrant, a more defensive position may be assumed and the Fund may invest in short-term fixed-income securities, in investment grade debt securities, in preferred stocks or may hold its assets in cash.

         The Fund may invest in both listed and unlisted domestic and foreign securities, in restricted securities, and in other assets having no ready market, but not more than 10% of the Fund's total assets may be invested in all such restricted or not readily marketable assets at any one time. Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under Rule 144 or 144A promulgated under the Securities Act of 1933, as amended (the "Securities Act"). Where registration is required, the Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. Restricted securities and other not readily marketable assets will be valued in such manner as the Board of Directors in good faith deems appropriate to reflect their fair market value.

         The Fund intends to invest in special situations from time to time. A special situation arises when, in the opinion of the Fund's management, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development particularly or uniquely applicable to that company and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others, the following: liquidations, reorganizations, recapitalizations or mergers, material litigation, technological breakthroughs and new management or management policies. Although large and well-known companies may be involved, special situations often involve much greater risk than is inherent in ordinary investment securities. The Fund will not, however, purchase securities of any company with a record of less than three years continuous operation (including that of predecessors) if such purchase would cause the Fund's investments in such companies, taken at cost, to exceed 25% of the value of the Fund's total assets.

Additional Investment Policies And Practices

         The following additional investment policies and practices, including restrictions, supplement those set forth above.

         General. In seeking to attain its investment objective of growth of capital, the Fund will supplement customary investment practices by engaging in a broad range of investment techniques including short sales "against the box," writing call options, purchases and sales of put and call options written by others and investing in special situations. These techniques are speculative, may entail greater risk, may be considered of a more short-term nature, and to the extent used, may result in greater turnover of the Fund's portfolio and a greater expense than is customary for most investment companies. Consequently, the Fund is not a complete investment program and is not a suitable investment for those who cannot afford to take such risks or whose objective is income or preservation of capital. No assurance can be given that the Fund will achieve its investment objective. However, by buying shares in the Fund an investor may receive advantages he would not readily obtain as an individual, including professional management and continuous supervision of investments. The Fund will be subject to the overall limitation (in addition to the specific restrictions referred to below) that the aggregate value of all restricted and not readily marketable securities of the Fund, and of all cash and securities covering outstanding call options written or guaranteed by the Fund, shall at no time exceed 15% of the value of the total assets of the Fund.

         There is also no assurance that the Fund will at any particular time engage in all or any of the investment activities in which it is authorized to engage. In the opinion of the Fund's management, however, the power to engage in such activities provides an opportunity which is deemed to be desirable in order to achieve the Fund's investment objective.

         Short Sales. The Fund may only make short sales of securities "against the box." A short sale is effected by selling a security which the Fund does not own, or if the Fund does own such security, it is not to be delivered upon consummation of the sale. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain securities identical to those sold short without payment. Short sales may be used by the Fund to defer the realization of gain or loss for Federal income tax purposes on securities then owned by the Fund. Gains or losses will be short- or long-term for Federal income tax purposes depending upon the length of the period the securities are held by the Fund before closing out the short sales by delivery to the lender. The Fund may, in certain instances, realize short-term gain on short sales "against the box" by covering the short position through a subsequent purchase. Not more than 15% of the value of the Fund's net assets will be in deposits on short sales "against the box". Pursuant to the Taxpayer Relief Act of 1997, if the Fund has unrealized gain with respect to a security and enters into a short sale with respect to such security, the Fund generally will be deemed to have sold the appreciated security and thus will recognize gain for tax purposes.


         Puts and Calls. The Fund may write call options and may purchase and sell put and call options written by others, combinations thereof, or similar options. The Fund may not write put options. A put option gives the buyer of such option, upon payment of a premium, the right to deliver a specified number of shares of a stock to the writer of the option on or before a fixed date at a predetermined price. A call option gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified number of shares of a specified stock on or before a fixed date, at a predetermined price, usually the market price at the time the contract is negotiated. When calls written by the Fund are exercised, the Fund will be obligated to sell stocks below the current market price.

         The writing of call options will, therefore, involve a potential loss of opportunity to sell securities at higher prices. In exchange for the premium received, the writer of a fully collateralized call option assumes the full downside risk of the securities subject to such option. In addition, the writer of the call gives up the gain possibility of the stock protecting the call. Generally, the opportunity for profit from the writing of options is higher, and consequently the risks are greater when the stocks involved are lower priced or volatile, or both. While an option that has been written is in force, the maximum profit that may be derived from the optioned stock is the premium less brokerage commissions and fees. (For a discussion regarding certain tax consequences of the writing of call options by the Fund, see "Dividends, Distributions and Taxes".)

         Writing, purchasing and selling call options are highly specialized activities and entail greater than ordinary investment risks. It is the Fund's policy not to write a call option if the premium to be received by the Fund in connection with such option would not produce an annualized return of at least 15% of the then market value of the securities subject to option. Commissions, stock transfer taxes and other expenses of the Fund must be deducted from such premium receipts. Option premiums vary widely depending primarily on supply and demand. Calls written by the Fund will ordinarily be sold either on a national securities exchange or through put and call dealers, most, if not all, of whom are members of a national securities exchange on which options are traded, and will in such cases be endorsed or guaranteed by a member of a national securities exchange or qualified broker-dealer, which may be Donaldson, Lufkin & Jenrette Securities Corporation ("DLJ"), an affiliate of the Adviser. The endorsing or guaranteeing firm requires that the option writer (in this case the Fund) maintain a margin account containing either corresponding stock or other equity as required by the endorsing or guaranteeing firm. A call written by the Fund will not be sold unless the Fund at all times during the option period owns either (a) the optioned securities, or securities convertible into or carrying rights to acquire the optioned securities or (b) an offsetting call option on the same securities.

         The Fund will not sell a call option written or guaranteed by it if, as a result of such sale, the aggregate of the Fund's portfolio securities subject to outstanding call options (valued at the lower of the option price or market value of such securities) would exceed 15% of the Fund's total assets. The Fund will not sell any call option if such sale would result in more than 10% of the Fund's assets being committed to call options written by the Fund, which, at the time of sale by the Fund, have a remaining term of more than 100 days. The aggregate cost of all outstanding options purchased and held by the Fund shall at no time exceed 10% of the Fund's total assets.

         In buying a call, the Fund would be in a position to realize a gain if, during the option period, the price of the shares increased by an amount in excess of the premium paid and commissions payable on exercise. It would realize a loss if the price of the security declined or remained the same or did not increase during the period by more than the amount of the premium and commissions payable on exercise. By buying a put, the Fund would be in a position to realize a gain if, during the option period, the price of the shares declined by an amount in excess of the premium paid and commissions payable on exercise. It would realize a loss if the price of the security increased or remained the same or did not decrease during that period by more than the amount of the premium and commissions payable on exercise. In addition, the Fund could realize a gain or loss on such options by selling them.

         As noted above, the Fund may purchase and sell put and call options written by others, combinations thereof, or similar options. There are markets for put and call options written by others and the Fund may from time to time sell or purchase such options in such markets. If an option is not so sold and is permitted to expire without being exercised, its premium would be lost by the Fund.

Portfolio Turnover

         Generally, the Fund's policy with respect to portfolio turnover is to purchase securities with a view to holding them for periods of time sufficient to assure long-term capital gains treatment upon their sale and not for trading purposes. However, it is also the Fund's policy to sell any security whenever, in the judgment of the Adviser, its appreciation possibilities have been substantially realized or the business or market prospects for such security have deteriorated, irrespective of the length of time that such security has been held. This policy may result in the Fund realizing short-term capital gains or losses on the sale of certain securities. See "Dividends, Distributions and Taxes". It is anticipated that the Fund's rate of portfolio turnover will not exceed 200% during the current fiscal year. A 200% annual turnover rate would occur, for example, if all the stocks in the Fund's portfolio were replaced twice within a period of one year. A portfolio turnover rate approximating 200% involves correspondingly greater brokerage commission expenses than would a lower rate, which expenses must be borne by the Fund and its shareholders.

Other Restrictions

         In addition to the investment restrictions described below, the Fund has undertaken as a matter of non-fundamental policy that it (i) will not invest more than 10% of its total assets in the securities of any one issuer; (ii) will not invest more than 5% of its total assets in securities of issuers which have been in operation for less than three years, including the operations of any predecessors, and any equity securities of issuers which are not readily marketable; (iii) will not invest more than 5% of its total assets in puts, calls, straddles, spreads or any combination thereof nor more than 2% of its net assets in puts or calls written by others; (iv) will not invest more than 5% of its net assets in warrants nor more than 2% of its net assets in unlisted warrants; (v) will not invest in real estate (including limited partnership interests), excluding readily marketable securities or participations or other direct interests in oil, gas or other mineral leases, exploration or development programs; and (vi) will not purchase or retain the securities of any issuer if those officers and directors of the Company or its Adviser owning individually more than 1/2 of 1% of such issuer together own more than 5% of the securities of such issuer.

Fundamental Investment Policies

         In addition to the investment objective and policies described above, the Fund has adopted certain fundamental investment policies which may not be changed without approval by the vote of a majority of the Fund's outstanding voting securities which means the vote of (1) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares of the Fund are represented or (2) more than 50% of the outstanding shares of the Fund, whichever is less.

         Briefly, these policies provide that the Fund may not:

         (i) purchase the securities of any one issuer, other than the U.S. Government or any of its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of its total assets would be invested in such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% and 10% limitations;

        (ii) invest more than 25% of the value of its total assets in any particular industry;

       (iii) borrow money except for temporary or emergency purposes in an amount not exceeding 5% of its total assets at the time the borrowing is made;

        (iv) invest more than 10% of its assets in restricted securities;

         (v)    purchase or sell real estate;

        (vi) participate on a joint or joint and several basis in any securities trading account;

       (vii) invest in companies for the purpose of exercising control;

      (viii) purchase or sell commodities or commodity contracts;

        (ix)    write put options;

         (x) except as permitted in connection with short sales of securities "against the box" described under the heading "Short Sales" above, make short sales of securities;

        (xi) make loans of its funds or assets to any other person, which shall not be considered as including the purchase of a portion of an issue of publicly distributed bonds, debentures, or other securities, whether or not the purchase was made upon the original issuance of the securities; except that the Fund may not purchase non-publicly distributed securities subject to the limitations applicable to restricted securities;

       (xii) except as permitted in connection with short sales of securities or writing of call options, described under the headings "Short Sales" and "Puts and Calls" above, pledge, mortgage or hypothecate any of its assets;

      (xiii) except as permitted in connection with short sales of securities "against the box" described under the heading "Additional Investment Policies and Practices" above, make short sales of securities; and

       (xiv) purchase securities on margin, but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

Application of Percentage Limitations

         Except as otherwise indicated, whenever any investment policy or practice, including any restriction, described in the Prospectus or under the heading "Description of the Fund," states a maximum percentage of the Fund's assets which may be invested in any security or other asset, it is intended that such maximum percentage limitation be determined immediately after and as a result of the Fund's acquisition of such securities or other assets. Accordingly, any later increase or decrease in percentage beyond the specified limitation resulting from a change in values or net assets will not be considered a violation of any such maximum.

_______________________________________________________________

                     MANAGEMENT OF THE FUND
_______________________________________________________________

Adviser

         Alliance Capital Management L.P., a New York Stock Exchange listed company with principal offices at 1345 Avenue of the Americas, New York, New York 10105, has been retained under an investment advisory agreement (the "Advisory Agreement") to provide investment advice and, in general, to conduct the management and investment program of the Fund under the supervision and control of the Board of Directors.

         The Adviser is a leading international investment manager supervising client accounts with assets as of September 30, 1997 of more than $199 billion (of which more than $71 billion represented the assets of investment companies). The Adviser's clients are primarily major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds, and included as of September 30, 1997, 29 of the FORTUNE 100 companies. As of that date, the Adviser and its subsidiaries employed approximately 1,450 employees who operated out of domestic offices and the offices of subsidiaries in Istanbul, London, Mumbai, Paris, Sao Paolo, Sydney, Tokyo, Toronto, Bahrain, Luxembourg and Singapore. The [54] registered investment companies comprising [116] separate investment portfolios managed by the Adviser currently have more than two million shareholders.

         Alliance Capital Management Corporation, the sole general partner of, and the owner of a 1% general partnership interest in, the Adviser, is an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States ("Equitable"), one of the largest life insurance companies in the United States and a wholly-owned subsidiary of The Equitable Companies Incorporated ("ECI"), a holding company controlled by AXA-UAP, a French insurance holding company. As of March 1, 1997, ACMC, Inc. and Equitable Capital Management Corporation, each a wholly-owned direct or indirect subsidiary of Equitable, together with Equitable, owned in the aggregate approximately 57% of the issued and outstanding units representing assignments of beneficial ownership of limited partnership interests in the

Adviser ("Units").  As of March 31, 1997, approximately 34% and
9% of the Units were owned by the public and employees of the Adviser and its subsidiaries, respectively, including an employee of the Adviser who serves as a Director of the Fund.

         As of March 1, 1997, AXA-UAP and its subsidiaries owned 60.7% of the issued and outstanding shares of the capital stock of ECI. ECI is a public company with shares traded on the Exchange. AXA-UAP, a French company, is the holding company for an international group of insurance and related financial services companies. AXA-UAP's insurance operations include activities in life insurance, property and casualty insurance and reinsurance. The insurance operations are diverse geographically with activities, principally in Western Europe, North America and the Asia/Pacific area. AXA-UAP is also engaged in asset management, investment banking, securities trading, brokerage, real estate and other financial services activities principally in the United States, as well as in Western Europe and the Asia/Pacific area.

         Based on information provided by AXA-UAP, on March 1, 1997, 22.5% of the issued ordinary shares (representing 33.0% of the voting power) of AXA-UAP were controlled directly and indirectly by Finaxa, a French holding company. As of March 1, 1997, 61.4% of the shares (representing 72.0% of the voting power) of Finaxa were owned by four French mutual insurance companies (the "Mutuelles AXA") (one of which, AXA Assurances I.A.R.D. Mutuelle, owned 34.9% of the shares, representing 40.0% of the voting power), and 23.7% of the shares of Finaxa (representing 14.6% of the voting power) were owned by Banque Paribas, a French bank ("Paribas"). Including the ordinary shares owned by Finaxa, on March 1, 1997, the Mutuelles AXA directly or indirectly controlled 26.0% of the issued ordinary shares (representing 38.1% of the voting power) of AXA-UAP. Acting as a group, the Mutuelles AXA control AXA-UAP and Finaxa.

         In November 1996, AXA offered (the "Exchange Offer") to acquire 100% of the ordinary shares ("UAP Shares") of FF10 each of Compagnie UAP, a societe anonyme organized under the laws of France ("UAP"), in exchange for ordinary shares ("Shares") and Certificates of Guaranteed Value ("Certificates") of AXA. Each UAP shareholder that tendered UAP Shares in the Exchange Offer received two Shares and two Certificates for every five UAP Shares so tendered. On January 24, 1997, AXA acquired 91.37% of the outstanding UAP Shares. AXA-UAP currently intends to merge (the "Merger") with UAP at some future date in 1997. It is anticipated that approximately 11,706,826 additional Shares will be issued in connection with the Merger to UAP shareholders who did not tender UAP Shares in the Exchange Offer. If the Merger had been completed at March 1, 1997, Finaxa would have beneficially owned (directly and indirectly) approximately 21.7% of the Shares (representing approximately 32.0% of the voting power), and the Mutuelles AXA would have controlled (directly or indirectly through their interest in Finaxa) 25.1% of the issued ordinary shares (representing 36.8% of the voting power) of AXA-UAP. On January 17, 1997, AXA announced its intention to redeem its outstanding 6% Bonds (the "Bonds"). Between February 14, 1997 and May 14, 1997, holders of the Bonds had the option to convert each Bond into 5.15 Shares. On May 15, 1997, each Bond still outstanding was redeemed into cash at FF1,285 plus FF9.29 accrued interest. Finaxa converted the Bonds it had owned into 2,153,308 Shares. After giving effect to the conversion of all outstanding Bonds into Shares and to the Merger as if it had been completed at March 1, 1997, Finaxa would have beneficially owned (directly and indirectly) approximately 21.4% of the Shares (representing 31.3% of the voting power), and the Mutuelles AXA would have controlled (directly or indirectly through their interest in Finaxa) 24.7% of the issued ordinary shares (representing 36.0% of the voting power) of AXA-UAP.

         Under the Advisory Agreement between the Company and the Adviser (the "Advisory Agreement"), the Adviser furnishes advice and recommendations with respect to the Fund's portfolio of securities and investments and provides persons satisfactory to the Board of Directors to act as officers and employees of the Company. Such officers and employees may be employees of the Adviser or its affiliates.

         The Adviser is, under the Advisory Agreement, responsible for certain expenses incurred by the Fund, including, for example, office facilities and certain administrative services, and any expenses incurred in promoting the sale of Fund shares (other than the portion of the promotional expenses borne by the Fund in accordance with an effective plan pursuant to Rule 12b-1 under the 1940 Act, and the costs of printing Company prospectuses and other reports to shareholders and fees related to registration with the Securities and Exchange Commission (the "Commission") and with state regulatory authorities).

         The Fund has, under the Advisory Agreement, assumed the obligation for payment of all of its other expenses. As to the obtaining of services other than those specifically provided to the Fund by the Adviser, the Fund may utilize personnel employed by the Adviser or by other subsidiaries of Equitable. The Fund may employ its own personnel or contract for services to be performed by third parties. In such event, the services will be provided to the Fund at cost and the payments specifically approved by the Board of Directors.

         For the services rendered by the Adviser under the Investment Advisory Contract, the Fund pays the Adviser a quarterly fee on the first business day of January, April, July and October equal to .25 of 1% (approximately 1% on an annualized basis) of the net assets of the Fund at the end of the preceding quarter.

         The Advisory Agreement became effective on [        ],
1997, having been approved by the unanimous vote, cast in person, of the Directors (including the Directors who are not parties to the Advisory Agreement or interested persons, as defined by the 1940 Act, of any such party) at a meeting called for that purpose
held on [      ], 1997, and by the [Company's] [Fund's] initial
shareholder on [        ], 1997.

         The Advisory Agreement will remain in force for
successive twelve-month periods (computed from each [       ] 1),
provided that such continuance is approved at least annually by a vote of a majority of the Fund's outstanding voting securities or by the Board of Directors, including in either case, approval by a majority of the Directors who are not parties to the Advisory Agreement or interested persons of any such party as defined by the Act.

         The Advisory Agreement is terminable without penalty by a vote of a majority of the Fund's outstanding voting securities or by a vote of a majority of the Directors on 60 days' written notice, or by the Adviser on 60 days' written notice, and will automatically terminate in the event of its assignment. The Advisory Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser, or of reckless disregard of its obligations thereunder, the Adviser will not be liable for any action or failure to act in accordance with its duties thereunder.

         Certain other clients of the Adviser have investment objectives and policies similar to those of the Fund. The Adviser may, from time to time, make recommendations which result in the purchase or sale of a particular security by other of its clients simultaneously with the Fund. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. It is the policy of the Adviser to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by the Adviser to the accounts involved, including the Fund.
When two or more of the clients of the Adviser (including the Fund) are purchasing or selling the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.

         The Adviser may act as an investment adviser to other persons, firms or corporations, including investment companies, and is investment adviser to the following registered investment companies: ACM Institutional Reserves, Inc., AFD Exchange Reserves, The Alliance Fund, Inc., Alliance All-Asia Investment Fund, Inc., Alliance Balanced Shares, Inc., Alliance Bond Fund, Inc., Alliance Capital Reserves, Alliance Developing Markets Fund, Inc., Alliance Global Dollar Government Fund, Inc., Alliance Global Environment Fund, Inc., Alliance Global Small Cap Fund, Inc., Alliance Global Strategic Income Trust, Inc., Alliance Government Reserves, Alliance Greater China '97 Fund, Inc., Alliance Growth and Income Fund, Inc., Alliance High Yield Fund, Inc., Alliance Income Builder Fund, Inc., Alliance International Fund, Alliance Limited Maturity Government Fund, Inc., Alliance Money Market Fund, Alliance Mortgage Securities Income Fund, Inc., Alliance Multi-Market Strategy Trust, Inc., Alliance Municipal Income Fund, Inc., Alliance Municipal Income Fund II, Alliance Municipal Trust, Alliance New Europe Fund, Inc., Alliance North American Government Income Trust, Inc., Alliance Quasar Fund, Inc., Alliance Real Estate Investment Fund, Inc., Alliance/Regent Sector Opportunity Fund, Inc., Alliance Short-Term Multi-Market Trust, Inc., Alliance Technology Fund, Inc., Alliance Utility Income Fund, Inc., Alliance Variable Products Series Fund, Inc., Alliance World Income Trust, Inc., Alliance Worldwide Privatization Fund, Inc., The Alliance Portfolios, Fiduciary Management Associates and The Hudson River Trust, all registered open-end investment companies; and to ACM Government Income Fund, Inc., ACM Government Securities Fund, Inc., ACM Government Spectrum Fund, Inc., ACM Government Opportunity Fund, Inc., ACM Managed Income Fund, Inc., ACM Managed Dollar Income Fund, Inc., ACM Municipal Securities Income Fund, Inc., Alliance All-Market Advantage Fund, Inc., Alliance World Dollar Government Fund, Inc., Alliance World Dollar Government Fund II, Inc., The Austria Fund, Inc., The Korean Investment Fund, Inc., The Southern Africa Fund, Inc., and The Spain Fund, Inc., all registered closed-end investment companies.

Directors and Officers

         The Directors and principal officers of the Company, their ages and their primary occupations during the past five years are set forth below. Each of the Directors and officers are trustees, directors and officers of other registered investment companies sponsored by the Adviser. Unless otherwise specified, the address of each such person is 1345 Avenue of the Americas, New York, New York 10105.

Directors

                        [TO BE INSERTED]

Officers

                        [TO BE INSERTED]

         The aggregate compensation paid by the [Company] to each
of the Directors during its fiscal year ended [         ], 1998,
(estimating future payments based on existing arrangements) the aggregate compensation paid to each of the Directors during calendar year 1996 by all of the funds to which the Adviser provides investment advisory services (collectively, the "Alliance Fund Complex"), the total number of registered investment companies (and separate investment portfolios within those companies) in the Alliance Fund Complex with respect to which each of the Directors serves as a director or trustee, are set forth below. Neither the Fund nor any other fund in the Alliance Fund Complex provides compensation in the form of pension or retirement benefits to any of its directors or trustees. Each of the Directors is a director or trustee of one or more other registered investment companies in the Alliance Fund Complex.

                                             Total Number   Total Number
                                             of Funds in    of Investment
                                             the Alliance   Portfolios
                               Total         Complex,       within the
                               Compensation  Including the  Funds, Including
                               from the      Fund, as to    the Fund, as
                               Alliance Fund which the      to which the
                 Aggregate     Complex,      Director is a  Director is a
                 Compensation  Including the Director or    Director or
Name of Director from the Fund Fund          Trustee        Trustee




         As of [           ], 1997, the Directors and officers of
the Company as a group owned [less than 1%] of the Class I and Class II shares of the Fund.

_________________________________________________________________

                      EXPENSES OF THE FUND
_________________________________________________________________

Distribution Services Agreement

         The Fund has entered into a Distribution Services Agreement (the "Agreement") with Alliance Fund Distributors, Inc., the Fund's principal underwriter (the "Principal Underwriter"), to permit the Principal Underwriter to distribute the Fund's Class I and Class II shares and to permit the Fund to pay distribution services fees to defray expenses associated with the distribution of its Class II shares in accordance with a plan of distribution which is included in the Agreement and which has been duly adopted and approved in accordance with Rule 12b-1 adopted by the Commission under the 1940 Act (the "Rule 12b-1 Plan").

         Distribution services fees are accrued daily, paid monthly and charged as expenses of the Fund as accrued. Under the Agreement, the Treasurer of the Fund reports the amounts expended under the Rule 12b-1 Plan and the purposes for which such expenditures were made to the Directors for their review on a quarterly basis. Also, the Agreement provides that the selection and nomination of Directors who are not "interested persons" of the Company, as defined in the 1940 Act, are committed to the discretion of such disinterested Directors then in office. The Agreement was initially approved by the Directors
at a meeting held on [         ], 1997, and by the Fund's initial
shareholder on [         ], 1997.

         The Agreement became effective on [         ], 1997.
The Agreement will continue in effect for successive twelve-month
periods (computed from each [     ] 1), provided, however, that
such continuance is specifically approved at least annually by the Directors or by vote of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of that class, and, in either case, by a majority of the Directors who are not parties to the Agreement or interested persons, as defined in the 1940 Act, of any such party (other than as directors of the Fund) and who have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan or any agreement related thereto.

         The Adviser may from time to time and from its own funds or such other resources as may be permitted by rules of the Commission make payments for distribution services to the Principal Underwriter; the latter may, in turn, pay part or all of such compensation to brokers or other persons for their distribution assistance.

         All material amendments to the Agreement must be approved by a vote of the Directors or the holders of the Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the disinterested Directors, cast in person at a meeting called for the purpose of voting on such approval; and the Agreement may not be amended in order to increase materially the costs that the Fund may bear pursuant to the Agreement without the approval of a majority of the holders of the outstanding voting shares of the class or classes affected. The Agreement may be terminated (a) by the Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by class, or by a majority vote of the Directors who are not "interested persons" as defined in the 1940 Act, or (b) by the Principal Underwriter. To terminate the Agreement, the terminating party must give the other party 60 days' written notice; to terminate the Rule 12b-1 Plan only, the Fund need give no notice to the Principal Underwriter. The Agreement will terminate automatically in the event of its assignment.

Transfer Agency Agreement

         Alliance Fund Services, Inc., an indirect wholly-owned subsidiary of the Adviser, receives a transfer agency fee per account holder of each of the Class I and Class II shares of the Fund, plus reimbursement for its out-of-pocket expenses. [The transfer agency fee with respect to the Class II shares is higher than the transfer agency fee with respect to the Class I shares].

_________________________________________________________________

                       PURCHASE OF SHARES
_________________________________________________________________

         The following information supplements that set forth in the Prospectus under the heading "Purchase and Sale of Shares-
-How To Buy Shares."

General

         Class I shares of the Fund may be purchased and held solely (i) through accounts established under a fee-based program sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by the Principal Underwriter,
(ii) through employee benefit plans, including defined contribution and defined benefit plans ("Employee Plans") that
have at least $[   ] million in assets, (iii) by investment
management clients of the Adviser or its affiliates, (iv) by
(a) officers and present or former Directors of the Company,
(b) present or former directors and trustees of other investment companies managed by the Adviser, (c) present or retired full-time employees of the Adviser, the Principal Underwriter, Alliance Fund Services, Inc. and their affiliates, (d) officers and directors of ACMC, the Principal Underwriter, Alliance Fund Services, Inc. and their affiliates, (e) (1) the spouse, sibling, direct ancestor or direct descendant (collectively "relatives") of any person listed in (a) through (d), (2) any trust, individual retirement account or retirement plan account for the benefit of any person listed in (a) through (d) or the relative of such person, or (3) the estate of any person listed in (a) through (d) or the relative of such person, if such shares are purchased for investment purposes (such shares may not be resold except to the Fund), (v) by (a) the Adviser, the Principal Underwriter, Alliance Fund Services, Inc. and their affiliates or
(b) certain employee benefit plans for employees of the Adviser, the Principal Underwriter, Alliance Fund Services, Inc. and their affiliates, and (vi) through registered investment advisers or other financial intermediaries who charge a management, consulting or other fee for their service and who purchase shares through a broker or agent approved by the Principal Underwriter, and clients of such registered investment advisers or financial intermediaries whose accounts are linked to the master account of such investment adviser or financial intermediary on the books of such approved broker or agent.

         Class II shares of the Fund may be purchased and held
solely (i) by investors participating in wrap fee or other
similar programs offered by registered broker-dealers or other financial intermediaries that meet certain requirements
established by the Principal Underwriter, and (ii) Employee Plans
that have at least $[   ] million in assets.

         The shares of the Fund are offered on a continuous basis at a price equal to their net asset value. The minimum initial investment in the Company is $2,000,000, which may be invested in any one or more of the Funds. Investments made through fee-based or "wrap fee" programs will satisfy the minimum initial investment requirement if the fee-based or "wrap fee" program, as a whole, invests at least $2,000,000 in one or more of the Funds. There is no minimum for subsequent investments. The minimum initial investment may be waived in the discretion of the Company.

         Investors may purchase shares of the Fund through their financial representatives. A transaction, service, administrative or other similar fee may be charged by your financial representative with respect to the purchase, sale or exchange of shares made through such financial representative. Your financial representative may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by the Fund as described in the Prospectus and this Statement of Additional Information, including requirements as to the minimum initial and subsequent investment amounts.

         The Fund may refuse any order for the purchase of shares. The Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

         The public offering price of shares of the Fund is their net asset value. On each Company business day on which a purchase or redemption order is received by the Fund and trading in the types of securities in which the Fund invests might materially affect the value of Fund shares, the per share net asset value is computed in accordance with the Fund's Articles of Incorporation and By-Laws as of the next close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m. Eastern time) by dividing the value of the Fund's total assets, less its liabilities, by the total number of its shares then outstanding. A Company business day is any day on which the Exchange is open for trading.

         The Fund will accept unconditional orders for its shares to be executed at the public offering price equal to their net asset value next determined as described below. Orders received by the Principal Underwriter prior to the close of regular trading on the Exchange on each day the Exchange is open for trading are priced at the net asset value computed as of the close of regular trading on the Exchange on that day. In the case of orders for the purchase of shares placed through financial representatives, the applicable public offering price will be the net asset value as so determined, but only if the financial representative receives the order prior to the close of regular trading on the Exchange and transmits it to the Principal Underwriter prior to 5:00 p.m. Eastern time. The financial representative is responsible for transmitting such orders by 5:00 p.m. If the financial representative fails to do so, the investor's right to that day's closing price must be settled between the investor and the financial representative. If the financial representative receives the order after the close of regular trading on the Exchange, the price will be based on the net asset value determined as of the close of regular trading on the Exchange on the next day it is open for trading.

         Following the initial purchase of Fund shares, a shareholder may place orders to purchase additional shares by telephone if the shareholder has completed the appropriate portion of the Subscription Application or an "Autobuy" application obtained by calling the "For Literature" telephone number shown on the cover of this Statement of Additional Information. Except with respect to certain omnibus accounts, telephone purchase orders may not exceed $500,000. Payment for shares purchased by telephone can be made only by electronic funds transfer from a bank account maintained by the shareholder at a bank that is a member of the National Automated Clearing House Association ("NACHA"). If a shareholder's telephone purchase request is received before 3:00 p.m. Eastern time on a Company business day, the order to purchase shares is automatically placed the following Company business day, and the applicable public offering price will be the public offering price determined as of the close of business on such following business day.

         Full and fractional shares are credited to a shareholder's account in the amount purchased by the shareholder. As a convenience to the subscriber, and to avoid unnecessary expense to the Fund, stock certificates representing shares of the Fund are not issued except upon written request to the Fund by the shareholder or the shareholder's financial representative. This facilitates later redemption and relieves the shareholder of the responsibility for and inconvenience of lost or stolen certificates. No certificates are issued for fractional shares, although such shares remain in the shareholder's account on the books of the Fund.

         Class I and Class II shares each represent an interest in the same portfolio of investments of the Fund, have the same rights and are identical in all respects, except that
(i) Class II has exclusive voting rights with respect to provisions of the Rule 12b-1 Plan pursuant to which its distribution services fees are paid and other matters for which separate class voting is appropriate under applicable law, provided that, if the Fund submits to a vote of the Class II shareholders an amendment to the Rule 12b-1 Plan that would materially increase the amount to be paid thereunder with respect to the Class II shares, then such amendment will also be submitted to the Class I shareholders and the Class II and Class I shareholders will vote separately thereon by class and
(ii) Class I shares are subject to a conversion feature.

         The Directors have determined that currently no conflict of interest exists between Class I and Class II shares. On an ongoing basis, the Directors, pursuant to their fiduciary duties under the 1940 Act and state law, will seek to ensure that no such conflict arises.

Conversion of Class I
Shares to Class II Shares

         Class I shares may be held solely through the fee-based program accounts, employee benefit plans and registered investment advisory or other financial intermediary relationships described under "--General," and by investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund. If (i) a holder of Class I shares ceases to participate in the fee-based program or plan, or to be associated with an investment advisor or financial intermediary, in each case one that satisfies the requirements to purchase shares set forth under "--General", or (ii) the holder is otherwise no longer eligible to purchase Class I shares as described in this Statement of Additional Information (each, a "Conversion Event"), then all Class I shares held by the shareholder will convert automatically and without notice to the shareholder, other than the notice contained in this Statement of

Additional Information, to Class II shares of the Fund during the calendar month following the month in which the Fund is informed or otherwise learns of the occurrence of the Conversion Event. The failure of a shareholder or a fee-based program to satisfy the minimum investment requirements to purchase Class I shares will not constitute a Conversion Event. The conversion would occur on the basis of the relative net asset values of the two classes and without the imposition of any sales load, fee or other charge. Class II shares currently bear a .30% distribution services fee and have a higher expense ratio than Class I shares. As a result, Class II shares may pay correspondingly lower dividends and have a lower net asset value than Class I shares.

         The conversion of Class I shares to Class II shares is subject to the continuing availability of an opinion of counsel to the effect that the conversion of Class I shares to Class II shares does not constitute a taxable event under federal income tax law. The conversion of Class I shares to Class II shares may be suspended if such an opinion is no longer available at the time such conversion is to occur. In that event, the Class I shareholder would be required to redeem his Class II shares, which would constitute a taxable event under federal income tax law.

_________________________________________________________________

               REDEMPTION AND REPURCHASE OF SHARES
_________________________________________________________________

         The following information supplements that set forth in the Prospectus under the heading "Purchase and Sale of Shares- -How to Sell Shares." If you are a shareholder through an account established under a fee-based program, your fee-based program may impose requirements with respect to the purchase, sale or exchange of shares of the Fund that are different from those described herein. A transaction fee may be charged by your financial representative with respect to the purchase, sale or exchange of shares made through such financial representative.

Redemption

         Subject to the limitations described below, the Company's Articles of Incorporation require that the Company redeem the shares tendered to it, as described below, at a redemption price equal to their net asset value as next computed following the receipt of shares tendered for redemption in proper form. There is no redemption charge. If a shareholder is in doubt about what documents are required by his or her fee-based program or employee benefit plan, the shareholder should contact the shareholder's financial representative.

         The right of redemption may not be suspended or the date of payment upon redemption postponed for more than seven days after shares are tendered for redemption, except for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which the Commission determines that trading thereon is restricted, or for any period during which an emergency (as determined by the Commission) exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or for such other periods as the Commission may by order permit for the protection of security holders of the Fund.

         Payment of the redemption price will be made in cash. The value of a shareholder's shares on redemption or repurchase may be more or less than the cost of such shares to the shareholder, depending upon the market value of the Fund's portfolio securities at the time of such redemption or repurchase. Payment received by a shareholder upon redemption or repurchase of the shareholder's shares, assuming the shares constitute capital assets in the shareholder's hands, will result in long-term or short-term capital gains (or loss) depending upon the shareholder's holding period and basis in respect of the shares redeemed.

         To redeem shares of the Fund for which no stock certificates have been issued, the registered owner or owners should forward a letter to the Company containing a request for redemption. The signature or signatures on the letter must be guaranteed by an institution that is an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended.

         To redeem shares of the Fund represented by stock certificates, the investor should forward the appropriate stock certificate or certificates, endorsed in blank or with blank stock powers attached, to the Company with the request that the shares represented thereby, or a specified portion thereof, be redeemed. The stock assignment form on the reverse side of each stock certificate surrendered to the Company for redemption must be signed by the registered owner or owners exactly as the registered name appears on the face of the certificate or, alternatively, a stock power signed in the same manner may be attached to the stock certificate or certificates or, where tender is made by mail, separately mailed to the Company. The signature or signatures on the assignment form must be guaranteed in the manner described above.

         Telephone Redemption by Electronic Funds Transfer. Each Fund shareholder is entitled to request redemption by electronic funds transfer once in any 30-day period (except for certain omnibus accounts), of shares for which no stock certificates have been issued by telephone at (800) 221-5672 by a shareholder who has completed the appropriate portion of the Subscription Application or, in the case of an existing shareholder, an "Autosell" application obtained from Alliance Fund Services, Inc. A telephone redemption request may not exceed $100,000 (except for certain omnibus accounts) and must be made by 4:00 p.m. Eastern time on a Company business day as defined above.
Proceeds of telephone redemptions will be sent by electronic funds transfer to a shareholder's designated bank account at a bank selected by the shareholder that is a member of the NACHA.

         Telephone Redemption by Check. Except for certain omnibus accounts or as noted below, each Fund shareholder is eligible to request redemption by check, once in any 30-day period, of shares for which no stock certificates have been issued by telephone at (800) 221-5672 before 4:00 p.m. Eastern time on a Company business day in an amount not exceeding $50,000. Proceeds of such redemptions are remitted by check to the shareholder's address of record. Telephone redemption by check is not available with respect to shares (i) for which certificates have been issued, (ii) held in nominee or "street name" accounts, (iii) held by a shareholder who has changed his or her address of record within the preceding 30 calendar days or
(iv) held in any retirement plan account. A shareholder otherwise eligible for telephone redemption by check may cancel the privilege by written instruction to Alliance Fund Services, Inc., or by checking the appropriate box on the Subscription Application found in the Prospectus.

         Telephone Redemptions - General. During periods of drastic economic or market developments, such as the market break of October 1987, it is possible that shareholders would have difficulty in reaching Alliance Fund Services, Inc. by telephone (although no such difficulty was apparent at any time in connection with the 1987 market break). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to Alliance Fund Services, Inc. at the address shown on the cover of this Statement of Additional Information. The Company reserves the right to suspend or terminate its telephone redemption service at any time without notice. Neither the Company nor the Adviser, the Principal Underwriter or Alliance Fund Services, Inc. will be responsible for the authenticity of telephone requests for redemptions that the Company reasonably believes to be genuine. The Company will employ reasonable procedures in order to verify that telephone requests for redemptions are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Company did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Financial representatives may charge a commission for handling telephone requests for redemptions.

Repurchase

         The Company may repurchase shares through the Principal Underwriter or selected financial intermediaries. The repurchase price will be the net asset value next determined after the Principal Underwriter receives the request, except that requests placed through selected financial representatives before the close of regular trading on the Exchange on any day will be executed at the net asset value determined as of such close of regular trading on that day if received by the Principal Underwriter prior to its close of business on that day (normally 5:00 p.m. Eastern time). The financial intermediary is responsible for transmitting the request to the Principal Underwriter by 5:00 p.m. If the financial intermediary fails to do so, the shareholder's right to receive that day's closing price must be settled between the shareholder and the financial representative. A shareholder may offer shares of the Fund to the Principal Underwriter either directly or through the shareholder's financial representative. Neither the Company nor the Principal Underwriter charges a fee or commission in connection with the repurchase of shares. Normally, if shares of the Fund are offered through a financial intermediary, the repurchase is settled by the shareholder as an ordinary transaction with or through the financial representative, who may charge the shareholder for this service. The repurchase of shares of the Fund as described above is a voluntary service of the Fund and the Fund may suspend or terminate this practice at any time.

General

         The Company reserves the right to close out an account that has remained below $200 for at least 90 days. Shareholders will receive 60 days' written notice to increase the account value before the account is closed. In the case of a redemption or repurchase of shares of the Fund recently purchased by check, redemption proceeds will not be made available until the Company is reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date.

_________________________________________________________________

                      SHAREHOLDER SERVICES
_________________________________________________________________

         The following information supplements that set forth in the Prospectus under the heading "Purchase and Sale of Shares- -Shareholder Services." If you are a shareholder through an account established under a fee-based program, your fee-based program may impose requirements with respect to the purchase, sale or exchange of shares of the Fund that are different from those described herein. A transaction fee may be charged by your financial representative with respect to the purchase, sale or exchange of shares made through such financial representative.

Exchange Privilege

         You may exchange your investment in the Fund for shares of the same class of any other Fund and for Class A shares of any other Alliance Mutual Fund (as defined below). Exchanges of shares are made at the net asset value next determined and without sales or service charges. Exchanges may be made by telephone or written request. Telephone exchange requests must be received by Alliance Fund Services, Inc. by 4:00 p.m. Eastern time on a Company business day in order to be effected at that day's net asset value.

         Currently, the Alliance Mutual Funds include:

AFD Exchange Reserves
The Alliance Fund, Inc.
Alliance All-Asia Investment Fund, Inc.
Alliance Balanced Shares, Inc.
Alliance Bond Fund, Inc.
  -Corporate Bond Portfolio
  -U.S. Government Portfolio
Alliance Developing Markets Fund, Inc.
Alliance Global Dollar Government Fund, Inc.
Alliance Global Environment Fund, Inc.
Alliance Global Small Cap Fund, Inc.
Alliance Global Strategic Income Trust, Inc.
Alliance Greater China '97 Fund, Inc.
Alliance Growth and Income Fund, Inc.
Alliance High Yield Fund, Inc.
Alliance Income Builder Fund, Inc.
Alliance International Fund
Alliance Limited Maturity Government Fund, Inc.
Alliance Mortgage Securities Income Fund, Inc.
Alliance Multi-Market Strategy Trust, Inc.
Alliance Municipal Income Fund, Inc.
  -California Portfolio

  -Insured California Portfolio
  -Insured National Portfolio
  -National Portfolio
  -New York Portfolio
Alliance Municipal Income Fund II
  -Arizona Portfolio
  -Florida Portfolio
  -Massachusetts Portfolio
  -Michigan Portfolio
  -Minnesota Portfolio
  -New Jersey Portfolio
  -Ohio Portfolio
  -Pennsylvania Portfolio
  -Virginia Portfolio
Alliance New Europe Fund, Inc.
Alliance North American Government Income Trust, Inc.
Alliance Quasar Fund, Inc.
Alliance Real Estate Investment Fund, Inc.
Alliance/Regent Sector Opportunity Fund, Inc.
Alliance Short-Term Multi-Market Trust, Inc.
Alliance Technology Fund, Inc.
Alliance Utility Income Fund, Inc.
Alliance World Income Trust, Inc.
Alliance Worldwide Privatization Fund, Inc.
The Alliance Portfolios
  -Alliance Growth Fund
  -Alliance Conservative Investors Fund
  -Alliance Growth Investors Fund
  -Alliance Strategic Balanced Fund
  -Alliance Short-Term U.S. Government Fund

         Please read carefully the portions of the Prospectus concerning the Fund or the prospectus of the Alliance Mutual Fund, as applicable, into which you wish to exchange before submitting the request. Call Alliance Fund Services, Inc. at
(800) 221-5672 to exchange uncertificated shares. Exchanges of shares as described above in this section are taxable transactions for federal income tax purposes. The exchange service may be changed, suspended or terminated on 60 days' written notice.

         All exchanges are subject to the minimum investment requirements and any other applicable terms set forth in the Prospectus or the prospectus for the Alliance Mutual Fund whose shares are being acquired, as applicable. An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective net asset values as next determined following receipt by the Fund or the Alliance Mutual Fund, as applicable, whose shares are being exchanged of (i) proper instructions and all necessary supporting documents as described in that fund's prospectus, or (ii) a telephone request for such exchange in accordance with the procedures set forth in the following paragraph. Exchanges involving the redemption of shares recently purchased by check will be permitted only after the Fund is reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date.

         Each Fund shareholder, and the shareholder's financial representative, are authorized to make telephone requests for exchanges unless Alliance Fund Services, Inc., receives a written instruction to the contrary from the shareholder, or the shareholder declines the privilege by checking the appropriate box on the Subscription Application found in the Prospectus.
Such telephone requests cannot be accepted with respect to shares then represented by stock certificates. Shares acquired pursuant to a telephone request for exchange will be held under the same account registration as the shares redeemed through the exchange.

         Eligible shareholders desiring to make an exchange should telephone Alliance Fund Services, Inc. with their account number and other details of the exchange at (800) 221-5672 on a Company business day as defined above. Telephone requests for exchange received before 4:00 p.m. Eastern time on a Company business day will be processed as of the close of business on that day. During periods of drastic economic or market developments, such as the market break of October 1987, it is possible that shareholders would have difficulty in reaching Alliance Fund Services, Inc. by telephone (although no such difficulty was apparent at any time in connection with the 1987 market break). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to Alliance Fund Services, Inc. at the address shown on the cover of this Statement of Additional Information.

         None of the Company, the Alliance Mutual Funds, the Adviser, the Principal Underwriter or Alliance Fund Services, Inc. will be responsible for the authenticity of telephone requests for exchanges that the Company reasonably believes to be genuine. The Company will employ reasonable procedures in order to verify that telephone requests for exchanges are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Company did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Financial representatives, may charge a commission for handling telephone requests for exchanges.

         The exchange privilege is available only in states where shares of the Alliance Mutual Fund being acquired may be legally sold. Each Alliance Mutual Fund reserves the right, at any time on 60 days' notice to its shareholders, to reject any order to acquire its shares through exchange or otherwise to modify, restrict or terminate the exchange privilege.

Retirement Plans

         The Fund may be a suitable investment vehicle for part or all of the assets held in various types of retirement plans, such as those listed below. The Company has available forms of such plans pursuant to which investments can be made in the Fund and other Alliance Mutual Funds. Persons desiring information concerning these plans should contact Alliance Fund Services, Inc. at the "For Literature" telephone number on the cover of this Statement of Additional Information, or write to:

                   Alliance Fund Services, Inc.
                   Retirement Plans
                   P.O. Box 1520
                   Secaucus, New Jersey 07096-1520

         Employer-Sponsored Qualified Retirement Plans. Sole proprietors, partnerships and corporations may sponsor qualified money purchase pension and profit-sharing plans, including
Section 401(k) plans ("qualified plans"), under which annual tax-deductible contributions are made within prescribed limits based on compensation paid to participating individuals. The minimum initial investment requirement may be waived with respect to certain of these qualified plans.

         Simplified Employee Pension Plan ("SEP"). Sole proprietors, partnerships and corporations may sponsor a SEP under which they make annual tax-deductible contributions to an IRA established by each eligible employee within prescribed limits based on employee compensation.

         403(b)(7) Retirement Plan. Certain tax-exempt organizations and public educational institutions may sponsor retirement plans under which an employee may agree that monies deducted from his or her compensation (minimum $25 per pay period) may be contributed by the employer to a custodial account established for the employee under the plan.

         The Alliance Plans Division of Frontier Trust Company, a subsidiary of Equitable which serves as custodian or trustee under the retirement plan prototype forms available from the Fund, charges certain nominal fees for establishing an account and for annual maintenance. A portion of these fees is remitted to Alliance Fund Services, Inc. as compensation for its services to the retirement plan accounts maintained with the Fund.

         Distributions from retirement plans are subject to certain Code requirements in addition to normal redemption procedures. For additional information please contact Alliance
Fund Services, Inc.

Statements and Reports

         Each shareholder of the Fund receives semi-annual and annual reports which include a listing of the Fund's investments, financial statements and, in the case of the annual report, the report of the [Company's] [Fund's] independent [auditors]
[accountants], [             ], as well as a confirmation of each
purchase and redemption of shares by the shareholder. By contacting the shareholder's broker or Alliance Fund Services, Inc., a shareholder can arrange for a copy of the shareholder's account statements to be sent to another person.

_______________________________________________________________

                         NET ASSET VALUE
_______________________________________________________________

         The net asset value of each share of the Fund's Common Stock on which the subscription and redemption prices are based is determined by the market value of the securities and other assets owned by the Fund less its liabilities, computed in accordance with the Articles of Incorporation and By-Laws of the Fund on each Company business day as of the next close of trading on the Exchange following receipt of a purchase or redemption order (and on such other days as the Board of Directors deems necessary in order to comply with Rule 22c-1 under the 1940 Act), and the net asset value of a share is the quotient obtained by dividing the value, as of such closing, of the net assets of the Fund (i.e., the value of the assets of the Fund less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the total number of shares of Common Stock then outstanding at such closing.

         For purposes of this computation, readily marketable portfolio securities, including open short positions, listed on the Exchange are valued at the last sale price reflected on the consolidated tape at the close of the Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors of the Fund shall determine in good faith to reflect its fair market value. Securities not listed on the Exchange but listed on other national securities exchanges or admitted to trading on the NASDAQ List are valued in like manner.

         Portfolio securities traded on more than one national securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. Securities traded only in the over-the-counter market, excluding those admitted to trading on the List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors of the Fund deem appropriate to reflect their fair market value. Call options written or purchased by the Fund are valued at the last sale price and put options purchased by the Fund are valued at the last sale price. Short-term obligations with less than 60 days remaining until maturity are stated at amortized cost which approximates market value. All other assets of the Fund, including restricted securities, are valued in such manner as the Board of Directors of the Fund in good faith deem appropriate to reflect their fair market value.

         The assets belonging to the Class I shares and the Class II shares will be invested together in a single portfolio. The net asset value of each class will be determined separately by subtracting the accrued expenses and liabilities allocated to that class from the assets belonging to that class.

_______________________________________________________________

               DIVIDENDS, DISTRIBUTIONS AND TAXES
_______________________________________________________________

General

         The Fund intends for each taxable year to qualify as a "regulated investment company" under the Code. Such qualification does not, of course, involve governmental supervision of management or investment practices or policies. Investors should consult their own counsel for a complete understanding of the requirements the Fund must meet to qualify for such treatment. The information set forth in the Prospectus and the following discussion relate solely to federal income taxes on dividends and distributions by the Fund and assumes that the Fund qualifies as a regulated investment company. Investors should consult their own counsel for further details and for the application of state and local tax laws to his or her particular situation.

         Each dividend and capital gains distribution, if any, declared by the Fund on its outstanding shares will, at the election of each shareholder, be paid in cash or reinvested in additional full or fractional shares of the same class of common stock of the Fund having an aggregate net asset value as of the payment date of such dividend or distribution equal to the cash amount of such dividend or distribution. Election to receive dividends and distributions in cash or full or fractional shares is made at the time the shares are initially purchased and may be changed at any time prior to the record date for a particular dividend or distribution. Cash dividends can be paid by check or, if the shareholder so elects, electronically via the ACH network. There is no sales or other charge in connection with the reinvestment of dividends and capital gains distributions.

         Dividends of net ordinary income and distributions of net short-term capital gains are taxable to shareholders as ordinary income. The dividends-received deduction for corporations should also be applicable to the Fund's dividends of net investment income and distributions of net realized short-term capital gains. The amount of such dividends and distributions eligible for the dividends-received deduction is limited to the amount of dividends from domestic corporations received by the Fund during the fiscal year. Under provisions of the tax law, a corporate shareholder's dividends received deduction will be disallowed unless the shareholder holds shares in the Fund at least 46 days during the 90-day period beginning 45 days before the date on which the shareholder becomes entitled to receive the dividends. In determining the holding period of such shares for this purpose, any period during which a shareholder's risk of loss is offset by means of options, short sales or similar transactions is not counted. Furthermore, provisions of the tax law disallow the dividends-received deduction to the extent a corporation's investment in shares of the Fund is financed with indebtedness.

         Pursuant to the Taxpayer Relief Act of 1997, two different tax rates apply to net capital gains--that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year. One rate (generally 28%) applies to net gains on capital assets held for more than one year but not more than 18 months ("mid-term gains"), and a second rate (generally 20%) applies to the balance of such net capital gains ("adjusted net capital gains"). Except as noted below, distributions of net capital gains will be treated in the hands of shareholders as mid-term gains to the extent designated by the Fund as deriving from net gains from assets held for more than one year but not more than 18 months, and the balance will be treated as adjusted net capital gains. Gains derived from assets sold before May 7, 1997 and held for more than 18 months will be treated as mid-term gains. Gains derived from assets sold after May 6, 1997 and before July 29, 1997 and held for more than one year will be treated as adjusted net capital gains. Distributions of mid-term gains and adjusted net capital gains will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund. Capital gains distributions are not eligible for the dividends received deduction referred to above. Any dividend or distribution received by a shareholder on shares of the Fund will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution. Furthermore, a dividend or distribution made shortly after the purchase of such shares by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to him as described above.

         Dividends and distributions are taxable in the manner described above regardless of whether they are paid to the shareholder in cash or are reinvested in additional shares of the Fund's common stock. Any gain or loss arising from a sale or redemption of Fund shares generally will be capital gain or loss except in the case of a dealer or a financial institution, and will be long-term capital gain or loss if such shareholder has held such shares for more than one year at the time of the sale or redemption; otherwise it will be short-term capital gain or loss. In the case of an individual shareholder, the applicable tax rate imposed on long-term capital gains differs depending on whether the shares were held at the time of the sale or redemption for more than 18 months, or for more than one year but not more than 18 months. If a shareholder has held shares in the Fund for six months or less and during that period has received a distribution of net capital gains, any loss recognized by the shareholder on the sale of those shares during the six-month period will be treated as a long-term capital loss to the extent of the distribution. In determining the holding period of such shares for this purpose, any period during which a shareholder's risk of loss is offset by means of options, short sales or similar transactions is not counted.

Foreign Tax Credits

         Income received by the Fund may also be subject to foreign income taxes, including withholding taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested within various countries is not known. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible and intends to file an election with the Internal Revenue Service to pass through to its shareholders the amount of foreign taxes paid by the Fund. However, there can be no assurance that the Fund will be able to do so. Pursuant to this election a shareholder will be required to (i) include in gross income (in addition to taxable dividends actually received) his pro rata share of foreign taxes paid by the Fund, (ii) treat his pro rata share of such foreign taxes as having been paid by him, and (iii) either deduct such pro rata share of foreign taxes in computing his taxable income or treat such foreign taxes as a credit against United States federal income taxes. Shareholders who are not liable for federal income taxes, such as retirement plans qualified under section 401 of the Code, will not be affected by any such pass-through of taxes by the Fund. No deduction for foreign taxes may be claimed by an individual shareholder who does not itemize deductions. In addition, certain shareholders may be subject to rules which limit or reduce their ability to fully deduct, or claim a credit for, their pro rata share of the foreign taxes paid by the Fund. A shareholder's foreign tax credit with respect to a dividend received from the Fund will be disallowed unless the shareholder holds shares in the Fund on the ex-dividend date and for at least 15 other days during the 30-day period beginning 15 days prior to the ex-dividend date. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will pass through for that year and, if so, such notification will designate (i) the shareholder's portion of the foreign taxes paid to each such country and (ii) the portion of dividends that represents income derived from sources within each such country.

         The federal income tax status of each year's distributions by the Fund will be reported to shareholders and to the Internal Revenue Service. The foregoing is only a general description of the treatment of foreign taxes under the United States federal income tax laws. Because the availability of a foreign tax credit or deduction will depend on the particular circumstances of each shareholder, potential investors are advised to consult their own tax advisers.

         The foregoing discussion relates only to U.S. federal income tax law as it affects shareholders who are U.S. residents or U.S. corporations. The effects of Federal income tax law on shareholders who are non-resident aliens or foreign corporations may be substantially different. Foreign investors should consult their counsel for further information as to the U.S. tax consequences of receipt of income from the Fund.

         For Federal income tax purposes, when equity call options which the Fund has written expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. When a call written by the Fund is exercised, the selling price or purchase price of stock is increased by the amount of the premium, and the gain or loss on the sale of stock becomes long-term or short-term depending on the holding period of the stock. There may be short-term gains or losses associated with closing purchase transactions.

_______________________________________________________________

              BROKERAGE AND PORTFOLIO TRANSACTIONS
_______________________________________________________________

         Subject to the general supervision of the Board of Directors of the Fund, the Adviser is responsible for the investment decisions and the placing of orders for portfolio transactions for the Fund. The Adviser determines the broker to be used in each specific transaction with the objective of negotiating a combination of the most favorable commission and the best price obtainable on each transaction (generally defined as best execution). When consistent with the objective of obtaining best execution, brokerage may be directed to persons or firms supplying investment information to the Adviser. There may be occasions where the transaction cost charged by a broker may be greater than that which another broker may charge if the Fund determines in good faith that the amount of such transaction cost is reasonable in relation to the value of the brokerage, research and statistical services provided by the executing broker.

         Neither the Company nor the Adviser has entered into agreements or understandings with any brokers regarding the placement of securities transactions because of research services they provide. To the extent that such persons or firms supply investment information to the Adviser for use in rendering investment advice to the Fund, such information may be supplied at no cost to the Adviser and, therefore, may have the effect of reducing the expenses of the Adviser in rendering advice to the Fund. While it is impossible to place an actual dollar value on such investment information, its receipt by the Adviser probably does not reduce the overall expenses of the Adviser to any material extent.

         The investment information provided to the Adviser is of the type described in Section 28(e)(3) of the Securities Exchange Act of 1934 and is designed to augment the Adviser's own internal research and investment strategy capabilities. Research services furnished by brokers through which the Fund effects securities transactions are used by the Adviser in carrying out its investment management responsibilities with respect to all its client accounts.

         The Fund may deal in some instances in securities which are not listed on a national stock exchange but are traded in the over-the-counter market. The Fund may also purchase listed securities through the third market, i.e., from a dealer which is not a member of the exchange on which a security is listed. Where transactions are executed in the over-the-counter market or third market, the Fund will seek to deal with the primary market makers; but when necessary in order to obtain the best price and execution, it will utilize the services of others. In all cases, the Fund will attempt to negotiate best execution.

         The extent to which commissions that will be charged by broker-dealers selected by the Fund may reflect an element of value for research cannot presently be determined. To the extent that research services of value are provided by broker-dealers with or through whom the Fund places portfolio transactions, the Adviser may be relieved of expenses which it might otherwise bear. Research services furnished by broker-dealers could be useful and of value to the Adviser in servicing its other clients as well as the Fund; but, on the other hand, certain research services obtained by the Adviser as a result of the placement of portfolio brokerage of other clients could be useful and of value to it in serving the Fund. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking best execution, the Fund may consider sales of shares of the Fund or other investment companies managed by the Adviser as a factor in the selection of brokers to execute portfolio transactions for the Fund.

         The Fund may from time to time place orders for the purchase or sale of securities (including listed call options) with DLJ, an affiliate of the Adviser, and with brokers which may have their transactions cleared or settled, or both, by the Pershing Division of DLJ, for which DLJ may receive a portion of the brokerage commission. In such instances, the placement of orders with such brokers would be consistent with the Fund's objective of obtaining best execution and would not be dependent upon the fact that DLJ is an affiliate of the Adviser. With respect to orders placed with DLJ for execution on a national securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company (such as the Fund), or any affiliated person of such person, to receive a brokerage commission from such registered investment company provided that such commission is reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time.

_______________________________________________________________

                       GENERAL INFORMATION
_______________________________________________________________

Capitalization

         The Company is a Maryland corporation organized on
[             ], 1997.  The authorized capital stock of the
Company consists of [          ] shares, of which [        ]
shares are Class I shares of the Fund and [        ] shares are
Class II shares of the Fund, each having $.001 par value. The balance of the shares of the Company are Class I and Class II shares of the Company's other two portfolios.

         All shares of the Fund, when issued, are fully paid and non-assessable. The Directors are authorized to reclassify and issue any unissued shares to any number of additional series and classes without shareholder approval. Accordingly, the Directors in the future, for reasons such as the desire to establish one or more additional portfolios with different investment objectives, policies or restrictions, may create additional classes or series of shares. Any issuance of shares of another class or series would be governed by the 1940 Act and the law of the State of Maryland. If shares of another series were issued in connection with the creation of a new portfolio, each share of each portfolio would normally be entitled to one vote for all purposes. Generally, shares of all portfolios would vote as a single series on matters, such as the election of Directors, that affected both portfolios in substantially the same manner. As to matters affecting portfolios differently, such as approval of the Advisory Agreement and changes in investment policy, shares of each portfolio would vote as a separate series. Procedures for calling a shareholders' meeting for the removal of Directors of the Fund, similar to those set forth in Section 16(c) of the 1940 Act, are available to shareholders of the Fund. The rights of the holders of shares of a series may not be modified except by the vote of a majority of the outstanding shares of such series.

Custodian

         [            ], acts as custodian for the securities and
cash of the Fund but plays no part in decisions as to the
purchase or sale of portfolio securities.  Subject to the
supervision of the Directors, [       ] may enter into sub-
custodial agreements for the holding of the Fund's foreign securities.

Principal Underwriter

         Alliance Fund Distributors, Inc., 1345 Avenue of the Americas, New York, New York 10105, serves as the Fund's Principal Underwriter and as such may solicit orders from the public to purchase shares of the Fund. Under the Distribution Services Agreement between the Fund and the Principal Underwriter, the Fund has agreed to indemnify the Principal Underwriter, in the absence of its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, against certain civil liabilities, including liabilities under the Securities Act.

Counsel

         Legal matters in connection with the issuance of the Common Stock offered hereby are passed upon by Seward & Kissel, New York, New York. Seward & Kissel has relied upon the opinion of Venable, Baetjer and Howard, LLP, Baltimore, Maryland, for matters relating to Maryland law.

Independent [Auditors] [Accountants]

         [              ], New York, New York, has been appointed
as independent [auditors] [accountants] for the [Company] [Fund].

Performance Information

         From time to time the Fund advertises its "total return." Computed separately for each class, the Fund's "total return" is its average annual compounded total return for its most recently completed one, five and ten-year periods (or the period since the Fund's inception). The Fund's total return for such a period is computed by finding, through the use of a formula prescribed by the Commission, the average annual compounded rate of return over the period that would equate an assumed initial amount invested to the value of such investment at the end of the period. For purposes of computing total return, income dividends and capital gains distributions paid on shares of the Fund are assumed to have been reinvested in Fund shares when paid.

         The Fund's total return is computed separately for Class I and Class II shares. The Fund's total return is not fixed and will fluctuate in response to prevailing market conditions or as a function of the type and quality of the securities in the Fund's portfolio and the Fund's expenses. Total return information is useful in reviewing the Fund's performance, but such information may not provide a basis for comparison with bank deposits or other investments which pay a fixed yield for a stated period of time. An investor's principal invested in the Fund is not fixed and will fluctuate in response to prevailing market conditions.

         Advertisements quoting performance ratings of the Fund as measured by financial publications or by independent organizations such as Lipper Analytical Services, Inc. ("Lipper") and advertisements presenting the historical record of payments of income dividends by the Fund may also from time to time be sent to investors or placed in newspapers or magazines such as Barrons, Business Week, Changing Times, Forbes, Investor's Daily, Money Magazine, The New York Times and The Wall Street Journal or other media on behalf of the Fund. The Fund has been ranked by Lipper in the category known as "small company growth".

Additional Information

         Any shareholder inquiries may be directed to the shareholder's broker or to AFS at the address or telephone numbers shown on the front cover of this Statement of Additional Information. This Statement of Additional Information does not contain all the information set forth in the Registration Statement filed by the Fund with the Commission under the Securities Act. Copies of the Registration Statement may be obtained at a reasonable charge from the Securities and Exchange Commission or may be examined, without charge, at the offices of the Commission in Washington, D.C.









































                               38
00250237.AB3

(LOGO)                       ALLIANCE INSTITUTIONAL FUNDS, INC.
                             -  ALLIANCE REAL ESTATE INVESTMENT
                                     INSTITUTIONAL FUND

_______________________________________________________________

P.O. Box 1520, Secaucus, New Jersey  07096-1520
Toll Free (800) 221-5672
For Literature:  Toll Free (800) 227-4618
_______________________________________________________________

              STATEMENT OF ADDITIONAL INFORMATION
                       [           ], 1997
_______________________________________________________________

         This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the current Prospectus (the "Prospectus") for Alliance
Institutional Funds, Inc. Copies of the Prospectus may be obtained by contacting Alliance Fund Services, Inc. at the address or the "For Literature" telephone numbers shown above.

                        TABLE OF CONTENTS

                                                             Page

DESCRIPTION OF THE FUND..................................
MANAGEMENT OF THE FUND...................................
EXPENSES OF THE FUND.....................................
PURCHASE OF SHARES.......................................
REDEMPTION AND REPURCHASE OF SHARES......................
SHAREHOLDER SERVICES.....................................
NET ASSET VALUE..........................................
DIVIDENDS, DISTRIBUTIONS AND TAXES.......................
BROKERAGE AND PORTFOLIO TRANSACTIONS.....................
GENERAL INFORMATION......................................
REPORT OF INDEPENDENT AUDITORS AND
  FINANCIAL STATEMENTS...................................

(R): This registered service mark used under license from the owner, Alliance Capital Management L.P.

_______________________________________________________________

                     DESCRIPTION OF THE FUND
_______________________________________________________________

         Alliance Institutional Funds, Inc. (the "Company") is an open-end management investment company whose shares are offered in separate series referred to as "Funds." Each Fund is a separate pool of assets constituting, in effect, a separate fund with its own investment objective and policies. A shareholder in a Fund will be entitled to his or her pro-rata share of all dividends and distributions arising from that Fund's assets and, upon redeeming shares of that Fund, the shareholder will receive the then current net asset value of the applicable class of shares of that Fund. (See "Purchase of Shares" and "Redemption and Repurchase of Shares," in the Prospectus.) The Company is empowered to establish, without shareholder approval, additional Funds which may have different investment objectives.

         The Company currently has three portfolios: Alliance Real Estate Investment Institutional Fund (the "Fund"), which is described in this Statement of Additional Information, and Alliance Premier Growth Institutional Fund and Alliance Quasar Institutional Fund which are each described in a separate Statement of Additional Information, copies of which can be obtained by contacting Alliance Fund Services, Inc. at the address or the "For Literature" telephone number shown on the cover of this Statement of Additional Information.

         The Fund's investment objective is "fundamental" and cannot be changed without a shareholder vote. Except as noted, the Fund's investment policies are not fundamental and thus can be changed without a shareholder vote. The Fund will not change these policies without notifying its shareholders. There is no guarantee that the Fund will achieve its investment objective.

Investment Objective

         The Fund's investment objective is to seek a total return on its assets from long-term growth of capital and from income principally through investing in a portfolio of equity securities of issuers that are primarily engaged in or related to the real estate industry.

Investment Policies

         Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities of real estate investment trusts ("REITs") and other real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or interests therein. The equity securities in which the Fund will invest for this purpose consist of common stock, shares of beneficial interest of REITs and securities with common stock characteristics, such as preferred stock or convertible securities ("Real Estate Equity Securities").

         The Fund may invest up to 35% of its total assets in
(a) securities that directly or indirectly represent participations in, or are collateralized by and payable from, mortgage loans secured by real property ("Mortgage-Backed Securities"), such as mortgage pass-through certificates, real estate mortgage investment conduit ("REMIC") certificates and collateralized mortgage obligations ("CMOs") and (b) short-term investments. These instruments are described below. The risks associated with the Fund's transactions in REMICs, CMOs and other types of mortgage-backed securities, which are considered to be derivative securities, may include some or all of the following: market risk, leverage and volatility risk, correlation risk, credit risk and liquidity and valuation risk. See "Risk Considerations--Risk Factors Associated with the Real Estate Industry" in the Prospectus for a description of these and other risks.

         As to any investment in Real Estate Equity Securities, the analysis of Alliance Capital Management, L.P., the Fund's investment adviser (the "Adviser") will focus on determining the degree to which the company involved can achieve sustainable growth in cash flow and dividend paying capability. The Adviser believes that the primary determinant of this capability is the economic viability of property markets in which the company operates and that the secondary determinant of this capability is the ability of management to add value through strategic focus and operating expertise. The Fund will purchase Real Estate Equity Securities when, in the judgment of the Adviser, their market price does not adequately reflect this potential. In making this determination, the Adviser will take into account fundamental trends in underlying property markets as determined by proprietary models, site visits conducted by individuals knowledgeable in local real estate markets, price-earnings ratios (as defined for real estate companies), cash flow growth and stability, the relationship between asset value and market price of the securities, dividend payment history, and such other factors which the Adviser may determine from time to time to be relevant. The Adviser will attempt to purchase for the Fund Real Estate Equity Securities of companies whose underlying portfolios are diversified geographically and by property type.

         The Fund may invest without limitation in shares of REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the
Fund.   The Fund may invest up to 5% of its total assets in Real
Estate Equity Securities of non-U.S. issuers.

Additional Investment Policies and Practices

         To the extent not described in the Prospectus, set forth below is additional information regarding the Fund's investment policies and practices, including restrictions. Except as otherwise noted, the Fund's investment policies and are not designated "fundamental policies" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act") and, therefore, may be changed by the Board of Directors of the Company (the "Board of Directors" or the "Directors") without a shareholder vote. However, the Fund will not change its investment policies and practices without contemporaneous written notice to shareholders.

         Convertible Securities. The Fund may invest up to 15% of its total assets in convertible securities of issuers whose common stocks are eligible for purchase by the Fund under the investment policies described above. Convertible securities include bonds, debentures, corporate notes and preferred stocks. Convertible securities are instruments that are convertible at a stated exchange rate into common stock. Prior to their conversion, convertible securities have the same general characteristics as non-convertible securities which provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest yields than non-convertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

         When the market price of the common stock underlying a convertible security increases, the price of the convertible security increasingly reflects the value of the underlying common stock and may rise accordingly. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure. They are consequently of higher quality and entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

         Forward Commitments. No forward commitments will be made by the Fund if, as a result, the Fund's aggregate commitments under such transactions would be more than 30% of the then current value of the Fund's total assets. The Fund's right to receive or deliver a security under a forward commitment may be sold prior to the settlement date, but the Fund will enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. To facilitate such transactions, the Fund's custodian will maintain, in a segregated account of the Fund, liquid assets having value equal to, or greater than, any commitments to purchase securities on a forward commitment basis and, with respect to forward commitments to sell portfolio securities of the Fund, the portfolio securities themselves. If the Fund, however, chooses to dispose of the right to receive or deliver a security subject to a forward commitment prior to the settlement date of the transaction, it may incur a gain or loss. In the event the other party to a forward commitment transaction were to default, the Fund might lose the opportunity to invest money at favorable rates or to dispose of securities at favorable prices.

         Standby Commitment Agreements. The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued and the value of the security will thereafter be reflected in the calculation of the Fund's net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment. The Fund will at all times maintain a segregated account with its custodian of liquid assets in an aggregate amount equal to the purchase price of the securities underlying the commitment.

         There can be no assurance that the securities subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Fund will bear the risk of capital loss in the event the value of the security declines and may not benefit from an appreciation in the value of the security during the commitment period if the issuer decides not to issue and sell the security to the Fund.

         Repurchase Agreements. The Fund may enter into repurchase agreements pertaining to U.S. Government Securities with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in such securities. There is no percentage restriction on the Fund's ability to enter into repurchase agreements. Currently, the Fund intends to enter into repurchase agreements only with its custodian and such primary dealers. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate which is effective for the period of time the buyer's money is invested in the security and which is related to the current market rate rather than the coupon rate on the purchased security. This results in a fixed rate of return insulated from market fluctuations during such period. Such agreements permit the Fund to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Fund requires continual maintenance by its Custodian for its account in the Federal Reserve/Treasury Book Entry System of collateral in an amount equal to, or in excess of, the resale price. In the event a vendor defaulted on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. In the event of a vendor's bankruptcy, the Fund might be delayed in, or prevented from, selling the collateral for its benefit. The Board of Directors has established procedures, which are periodically reviewed by the Board, pursuant to which the Adviser monitors the creditworthiness of the dealers with which the Fund enters into repurchase agreement transactions.

         Short Sales. When engaging in a short sale, in addition to depositing collateral with a broker-dealer, the Fund is currently required under the 1940 Act to establish a segregated account with its custodian and to maintain therein liquid assets in an amount that, when added to cash or securities deposited with the broker-dealer, will at all times equal at least 100% of the current market value of the security sold short.

         Illiquid Securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         The Fund may invest in restricted securities issued under Section 4(2) of the Securities Act, which exempts from registration "transactions by an issuer not involving any public offering." Section 4(2) instruments are restricted in the sense that they can only be resold through the issuing dealer to institutional investors and in private transactions; they cannot be resold to the general public without registration.

         Rule 144A under the Securities Act allows a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. An insufficient number of qualified institutional buyers interested in purchasing certain restricted securities held by the Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Rule 144A has already produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent inception of the PORTAL System, an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by the National Association of Securities Dealers, Inc.

         The Adviser, under the supervision of the Board of Directors, will monitor the liquidity of restricted securities in the Fund's portfolio. In reaching liquidity decisions, the Adviser will consider, among other factors, the following:
(1) the frequency of trades and quotes for the security; (2) the number of dealers making quotations to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) the number of dealers undertaking to make a market in the security; (5) the nature of the security (including its unregistered nature) and the nature of the marketplace for the security (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer); and (6) any applicable Securities and Exchange Commission (the "Commission") interpretation or position with respect to such type of security.

         Defensive Position. For temporary defensive purposes, the Fund may vary from its investment objectives during periods in which conditions in securities markets or other economic or political conditions warrant. During such periods, the Fund may increase without limit its position in short-term, liquid, high-grade debt securities, which may include securities issued by the U.S. government, its agencies and, instrumentalities ("U.S. Government Securities"), bank deposit, money market instruments, short-term (for this purpose, securities with a remaining maturity of one year or less) debt securities, including notes and bonds, and short-term foreign currency denominated debt securities rated A or higher by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") Duff & Phelps Credit Rating Co. ("Duff & Phelps") or Fitch Investors Service, Inc. ("Fitch") or, if not so rated, of equivalent investment quality as determined by the Adviser.

         Subject to its policy of investing at least 65% of its total assets in equity securities of real estate investment trusts and other real estate industry companies, the Fund may also at any time temporarily invest funds awaiting reinvestment or held as reserves for dividends and other distributions to shareholders in money market instruments referred to above.

Portfolio Turnover

         Generally, the Fund's policy with respect to portfolio turnover is to sell any security whenever, in the judgment of the Adviser, its appreciation possibilities have been substantially realized or the business or market prospects for such security have deteriorated, irrespective of the length of time that such security has been held. The Adviser anticipates that the Fund's annual rate of portfolio turnover will not exceed 100%. A 100% annual turnover rate would occur if all the securities in the Fund's portfolio were replaced once within a period of one year. The turnover rate has a direct effect on the transaction costs to be borne by the Fund, and as portfolio turnover increases it is more likely that the Fund will realize short-term capital gains.

Other Restrictions

         In addition to the investment restrictions described below, the Fund has undertaken as a matter of non-fundamental investment policy that it will not (i) invest more than 5% of its total assets in warrants, except for warrants acquired by the Fund as a part of a unit or attached to securities, provided that not more than 2% of the Fund's net assets may be invested in warrants that are not listed on the New York Stock Exchange or American Stock Exchange; (ii) purchase or sell real property (excluding REITs and readily marketable securities of companies which invest in real estate); or (iii) invest more than 10% of its total assets in restricted securities (excluding securities that may be resold pursuant to Rule 144A under the Securities
Act).

Certain Fundamental Investment Policies

         The following restrictions, which supplement those set forth in the Fund's Prospectus, may not be changed without approval by the vote of a majority of the Fund's outstanding voting securities, which means the affirmative vote of the holders of (i) 67% or more or the shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares, whichever is less.

         To reduce investment risk, as a matter of fundamental policy the Fund may not:

             (i) pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings;

            (ii) make loans except through (a) the purchase of debt obligations in accordance with its investment objectives and policies; (b) the lending of portfolio securities; or (c) the use of repurchase agreements;

           (iii) participate on a joint or joint and several basis in any securities trading account;

            (iv)   invest in companies for the purpose of
         exercising control;

             (v) issue any senior security within the meaning of the 1940 Act;

            (vi) make short sales of securities or maintain a short position, unless at all times when a short position is open not more than 25% of the Fund's net assets (taken at market value) is held as collateral for such sales at any one time; and

           (vii) (a) purchase or sell commodities or commodity contracts including futures contracts; (b) invest in interests in oil, gas, or other mineral exploration or development programs; (c) purchase securities on margin, except for such short-term credits as may be necessary for the clearance of transactions; and (d) act as an underwriter of securities, except that the Fund may acquire restricted securities under circumstances in which, if such securities were sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act.

Application of Percentage Limitations

         Except as otherwise indicated, whenever any investment policy or practice, including any restriction, described in the Prospectus or under the heading "Description of the Fund," states a maximum percentage of the Fund's assets which may be invested in any security or other asset, it is intended that such maximum percentage limitation be determined immediately after and as a result of the Fund's acquisition of such securities or other assets. Accordingly, any later increase or decrease in percentage beyond the specified limitation resulting from a change in values or net assets will not be considered a violation of any such maximum.

_______________________________________________________________

                     MANAGEMENT OF THE FUND
_______________________________________________________________

Adviser

         Alliance Capital Management L.P., a New York Stock Exchange listed company with principal offices at 1345 Avenue of the Americas, New York, New York 10105, has been retained under an investment advisory agreement (the "Advisory Agreement") to provide investment advice and, in general, to conduct the management and investment program of the Fund under the supervision and control of the Board of Directors.

         The Adviser is a leading international investment manager supervising client accounts with assets as of September 30, 1997 of more than $199 billion (of which more than $71 billion represented the assets of investment companies). The Adviser's clients are primarily major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds, and included as of September 30, 1997, 29 of the FORTUNE 100 companies. As of that date, the Adviser and its subsidiaries employed approximately 1,450 employees who operated out of domestic offices and the offices of subsidiaries in Istanbul, London, Mumbai, Paris, Sao Paolo, Sydney, Tokyo, Toronto, Bahrain, Luxembourg and Singapore. The [54] registered investment companies comprising [116] separate investment portfolios managed by the Adviser currently have more than two million shareholders.

         Alliance Capital Management Corporation, the sole general partner of, and the owner of a 1% general partnership interest in, the Adviser, is an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States ("Equitable"), one of the largest life insurance companies in the United States and a wholly-owned subsidiary of The Equitable Companies Incorporated ("ECI"), a holding company controlled by AXA-UAP, a French insurance holding company. As of March 1, 1997, ACMC, Inc. and Equitable Capital Management Corporation, each a wholly-owned direct or indirect subsidiary of Equitable, together with Equitable, owned in the aggregate approximately 57% of the issued and outstanding units representing assignments of beneficial ownership of limited partnership interests in the Adviser ("Units"). As of March 31, 1997, approximately 34% and 9% of the Units were owned by the public and employees of the Adviser and its subsidiaries, respectively, including an employee of the Adviser who serves as a Director of the Fund.

         As of March 1, 1997, AXA-UAP and its subsidiaries owned 60.7% of the issued and outstanding shares of the capital stock of ECI. ECI is a public company with shares traded on the Exchange. AXA-UAP, a French company, is the holding company for an international group of insurance and related financial services companies. AXA-UAP's insurance operations include activities in life insurance, property and casualty insurance and reinsurance. The insurance operations are diverse geographically with activities, principally in Western Europe, North America and the Asia/Pacific area. AXA-UAP is also engaged in asset management, investment banking, securities trading, brokerage, real estate and other financial services activities principally in the United States, as well as in Western Europe and the Asia/Pacific area.

         Based on information provided by AXA-UAP, on March 1, 1997, 22.5% of the issued ordinary shares (representing 33.0% of the voting power) of AXA-UAP were controlled directly and indirectly by Finaxa, a French holding company. As of March 1, 1997, 61.4% of the shares (representing 72.0% of the voting power) of Finaxa were owned by four French mutual insurance companies (the "Mutuelles AXA") (one of which, AXA Assurances I.A.R.D. Mutuelle, owned 34.9% of the shares, representing 40.0% of the voting power), and 23.7% of the shares of Finaxa (representing 14.6% of the voting power) were owned by Banque Paribas, a French bank ("Paribas"). Including the ordinary shares owned by Finaxa, on March 1, 1997, the Mutuelles AXA directly or indirectly controlled 26.0% of the issued ordinary shares (representing 38.1% of the voting power) of AXA-UAP. Acting as a group, the Mutuelles AXA control AXA-UAP and Finaxa.

         In November 1996, AXA offered (the "Exchange Offer") to acquire 100% of the ordinary shares ("UAP Shares") of FF10 each of Compagnie UAP, a societe anonyme organized under the laws of France ("UAP"), in exchange for ordinary shares ("Shares") and Certificates of Guaranteed Value ("Certificates") of AXA. Each UAP shareholder that tendered UAP Shares in the Exchange Offer received two Shares and two Certificates for every five UAP Shares so tendered. On January 24, 1997, AXA acquired 91.37% of the outstanding UAP Shares. AXA-UAP currently intends to merge (the "Merger") with UAP at some future date in 1997. It is anticipated that approximately 11,706,826 additional Shares will be issued in connection with the Merger to UAP shareholders who did not tender UAP Shares in the Exchange Offer. If the Merger had been completed at March 1, 1997, Finaxa would have beneficially owned (directly and indirectly) approximately 21.7% of the Shares (representing approximately 32.0% of the voting power), and the Mutuelles AXA would have controlled (directly or indirectly through their interest in Finaxa) 25.1% of the issued ordinary shares (representing 36.8% of the voting power) of AXA-UAP. On January 17, 1997, AXA announced its intention to redeem its outstanding 6% Bonds (the "Bonds"). Between February 14, 1997 and May 14, 1997, holders of the Bonds had the option to convert each Bond into 5.15 Shares. On May 15, 1997, each Bond still outstanding was redeemed into cash at FF1,285 plus FF9.29 accrued interest. Finaxa converted the Bonds it had owned into 2,153,308 Shares. After giving effect to the conversion of all outstanding Bonds into Shares and to the Merger as if it had been completed at March 1, 1997, Finaxa would have beneficially owned (directly and indirectly) approximately 21.4% of the Shares (representing 31.3% of the voting power), and the Mutuelles AXA would have controlled (directly or indirectly through their interest in Finaxa) 24.7% of the issued ordinary shares (representing 36.0% of the voting power) of AXA-UAP.

         Under the Advisory Agreement between the Company and the Adviser (the "Advisory Agreement"), the Adviser furnishes advice and recommendations with respect to the Fund's portfolio of securities and investments and provides persons satisfactory to the Board of Directors to act as officers and employees of the Company. Such officers and employees may be employees of the Adviser or its affiliates.

         The Adviser is, under the Advisory Agreement, responsible for certain expenses incurred by the Fund, including, for example, office facilities and certain administrative services, and any expenses incurred in promoting the sale of Fund shares (other than the portion of the promotional expenses borne by the Fund in accordance with an effective plan pursuant to Rule 12b-1 under the 1940 Act, and the costs of printing Company prospectuses and other reports to shareholders and fees related to registration with the Commission and with state regulatory authorities).

         The Fund has, under the Advisory Agreement, assumed the obligation for payment of all of its other expenses. As to the obtaining of services other than those specifically provided to the Fund by the Adviser, the Fund may utilize personnel employed by the Adviser or by other subsidiaries of Equitable. The Fund may employ its own personnel or contract for services to be performed by third parties. In such event, the services will be provided to the Fund at cost and the payments specifically approved by the Board of Directors.

         For the services rendered by the Adviser under the Advisory Agreement, the Fund pays the Adviser at an annualized rate of 0.90% of the average daily value of the Fund's net assets. The fee is accrued daily and paid monthly.

         The Advisory Agreement became effective on [        ],
1997, having been approved by the unanimous vote, cast in person, of the Directors (including the Directors who are not parties to the Advisory Agreement or interested persons, as defined by the 1940 Act, of any such party) at a meeting called for that purpose
held on [      ], 1997, and by the [Company's] [Fund's] initial
shareholder on [        ], 1997.

         The Advisory Agreement will remain in force for
successive twelve-month periods (computed from each [       ] 1),
provided that such continuance is approved at least annually by a vote of a majority of the Fund's outstanding voting securities or by the Board of Directors, including in either case, approval by a majority of the Directors who are not parties to the Advisory Agreement or interested persons of any such party as defined by the Act.

         The Advisory Agreement is terminable without penalty by a vote of a majority of the Fund's outstanding voting securities or by a vote of a majority of the Directors on 60 days' written notice, or by the Adviser on 60 days' written notice, and will automatically terminate in the event of its assignment. The Advisory Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser, or of reckless disregard of its obligations thereunder, the Adviser will not be liable for any action or failure to act in accordance with its duties thereunder.

         Certain other clients of the Adviser have investment objectives and policies similar to those of the Fund. The Adviser may, from time to time, make recommendations which result in the purchase or sale of a particular security by other of its clients simultaneously with the Fund. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. It is the policy of the Adviser to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by the Adviser to the accounts involved, including the Fund.
When two or more of the clients of the Adviser (including the Fund) are purchasing or selling the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.

         The Adviser may act as an investment adviser to other persons, firms or corporations, including investment companies, and is investment adviser to the following registered investment companies: ACM Institutional Reserves, Inc., AFD Exchange Reserves, The Alliance Fund, Inc., Alliance All-Asia Investment Fund, Inc., Alliance Balanced Shares, Inc., Alliance Bond Fund, Inc., Alliance Capital Reserves, Alliance Developing Markets Fund, Inc., Alliance Global Dollar Government Fund, Inc., Alliance Global Environment Fund, Inc., Alliance Global Small Cap Fund, Inc., Alliance Global Strategic Income Trust, Inc., Alliance Government Reserves, Alliance Greater China '97 Fund, Inc., Alliance Growth and Income Fund, Inc., Alliance High Yield Fund, Inc., Alliance Income Builder Fund, Inc., Alliance International Fund, Alliance Limited Maturity Government Fund, Inc., Alliance Money Market Fund, Alliance Mortgage Securities Income Fund, Inc., Alliance Multi- Market Strategy Trust, Inc., Alliance Municipal Income Fund, Inc., Alliance Municipal Income Fund II, Alliance Municipal Trust, Alliance New Europe Fund, Inc., Alliance North American Government Income Trust, Inc., Alliance Quasar Fund, Inc., Alliance Real Estate Investment Fund, Inc., Alliance/Regent Sector Opportunity Fund, Inc., Alliance Short-Term Multi-Market Trust, Inc., Alliance Technology Fund, Inc., Alliance Utility Income Fund, Inc., Alliance Variable Products Series Fund, Inc., Alliance World Income Trust, Inc.,

Alliance Worldwide Privatization Fund, Inc., The Alliance Portfolios, Fiduciary Management Associates and The Hudson River Trust, all registered open-end investment companies; and to ACM Government Income Fund, Inc., ACM Government Securities Fund, Inc., ACM Government Spectrum Fund, Inc., ACM Government Opportunity Fund, Inc., ACM Managed Income Fund, Inc., ACM Managed Dollar Income Fund, Inc., ACM Municipal Securities Income Fund, Inc., Alliance All-Market Advantage Fund, Inc., Alliance World Dollar Government Fund, Inc., Alliance World Dollar Government Fund II, Inc., The Austria Fund, Inc., The Korean Investment Fund, Inc., The Southern Africa Fund, Inc., and The Spain Fund, Inc., all registered closed-end investment companies.

Directors and Officers

         The Directors and principal officers of the Company, their ages and their primary occupations during the past five years are set forth below. Each of the Directors and officers are trustees, directors and officers of other registered investment companies sponsored by the Adviser. Unless otherwise specified, the address of each such person is 1345 Avenue of the Americas, New York, New York 10105.

Directors

                        [TO BE INSERTED]

Officers

                        [TO BE INSERTED]

         The aggregate compensation paid by the [Company] to each
of the Directors during its fiscal year ended [         ], 1998,
(estimating future payments based on existing arrangements) the aggregate compensation paid to each of the Directors during calendar year 1996 by all of the funds to which the Adviser provides investment advisory services (collectively, the "Alliance Fund Complex"), the total number of registered investment companies (and separate investment portfolios within those companies) in the Alliance Fund Complex with respect to which each of the Directors serves as a director or trustee, are set forth below. Neither the Fund nor any other fund in the Alliance Fund Complex provides compensation in the form of pension or retirement benefits to any of its directors or trustees. Each of the Directors is a director or trustee of one or more other registered investment companies in the Alliance Fund Complex.

                                              Total Number  Total Number
                                              of Funds in   of Investment
                                              the Alliance  Portfolios
                               Total          Complex,      within the
                               Compensation   Including the Funds, Including
                               from the       Fund, as to   the Fund, as
                               Alliance Fund  which the     to which the
                 Aggregate     Complex,       Director is a Director is a
                 Compensation  Including the  Director or   Director or
Name of Director from the Fund Fund           Trustee       Trustee





         As of [           ], 1997, the Directors and officers of
the Company as a group owned [less than 1%] of the Class I and Class II shares of the Fund.

_________________________________________________________________

                      EXPENSES OF THE FUND
_________________________________________________________________

Distribution Services Agreement

         The Fund has entered into a Distribution Services Agreement (the "Agreement") with Alliance Fund Distributors, Inc., the Fund's principal underwriter (the "Principal Underwriter"), to permit the Principal Underwriter to distribute the Fund's Class I and Class II shares and to permit the Fund to pay distribution services fees to defray expenses associated with the distribution of its Class II shares in accordance with a plan of distribution which is included in the Agreement and which has been duly adopted and approved in accordance with Rule 12b-1 adopted by the Commission under the 1940 Act (the "Rule 12b-1 Plan").

         Distribution services fees are accrued daily, paid monthly and charged as expenses of the Fund as accrued. Under the Agreement, the Treasurer of the Fund reports the amounts expended under the Rule 12b-1 Plan and the purposes for which such expenditures were made to the Directors for their review on a quarterly basis. Also, the Agreement provides that the selection and nomination of Directors who are not "interested persons" of the Company, as defined in the 1940 Act, are committed to the discretion of such disinterested Directors then in office. The Agreement was initially approved by the Directors
at a meeting held on [         ], 1997, and by the Fund's initial
shareholder on [         ], 1997.

         The Agreement became effective on [         ], 1997.
The Agreement will continue in effect for successive twelve-month
periods (computed from each [     ] 1), provided, however, that
such continuance is specifically approved at least annually by the Directors or by vote of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of that class, and, in either case, by a majority of the Directors who are not parties to the Agreement or interested persons, as defined in the 1940 Act, of any such party (other than as directors of the Fund) and who have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan or any agreement related thereto.

         The Adviser may from time to time and from its own funds or such other resources as may be permitted by rules of the Commission make payments for distribution services to the Principal Underwriter; the latter may, in turn, pay part or all of such compensation to brokers or other persons for their distribution assistance.

         All material amendments to the Agreement must be approved by a vote of the Directors or the holders of the Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the disinterested Directors, cast in person at a meeting called for the purpose of voting on such approval; and the Agreement may not be amended in order to increase materially the costs that the Fund may bear pursuant to the Agreement without the approval of a majority of the holders of the outstanding voting shares of the class or classes affected. The Agreement may be terminated (a) by the Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by class, or by a majority vote of the Directors who are not "interested persons" as defined in the 1940 Act, or (b) by the Principal Underwriter. To terminate the Agreement, the terminating party must give the other party 60 days' written notice; to terminate the Rule 12b-1 Plan only, the Fund need give no notice to the Principal Underwriter. The Agreement will terminate automatically in the event of its assignment.

Transfer Agency Agreement

         Alliance Fund Services, Inc., an indirect wholly-owned subsidiary of the Adviser, receives a transfer agency fee per account holder of each of the Class I and Class II shares of the Fund, plus reimbursement for its out-of-pocket expenses. [The transfer agency fee with respect to the Class II shares is higher than the transfer agency fee with respect to the Class I shares].

_________________________________________________________________

                       PURCHASE OF SHARES
_________________________________________________________________

         The following information supplements that set forth in the Prospectus under the heading "Purchase and Sale of Shares-
-How To Buy Shares."

General

         Class I shares of the Fund may be purchased and held solely (i) through accounts established under a fee-based program sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by the Principal Underwriter,
(ii) through employee benefit plans, including defined contribution and defined benefit plans ("Employee Plans") that
have at least $[   ] million in assets, (iii) by investment
management clients of the Adviser or its affiliates, (iv) by
(a) officers and present or former Directors of the Company,
(b) present or former directors and trustees of other investment companies managed by the Adviser, (c) present or retired full-time employees of the Adviser, the Principal Underwriter, Alliance Fund Services, Inc. and their affiliates, (d) officers and directors of ACMC, the Principal Underwriter, Alliance Fund Services, Inc. and their affiliates, (e) (1) the spouse, sibling, direct ancestor or direct descendant (collectively "relatives") of any person listed in (a) through (d), (2) any trust, individual retirement account or retirement plan account for the benefit of any person listed in (a) through (d) or the relative of such person, or (3) the estate of any person listed in (a) through (d) or the relative of such person, if such shares are purchased for investment purposes (such shares may not be resold except to the Fund), (v) by (a) the Adviser, the Principal Underwriter, Alliance Fund Services, Inc. and their affiliates or
(b) certain employee benefit plans for employees of the Adviser, the Principal Underwriter, Alliance Fund Services, Inc. and their affiliates, (vi) through registered investment advisers or other financial intermediaries who charge a management, consulting or other fee for their service and who purchase shares through a broker or agent approved by the Principal Underwriter, and clients of such registered investment advisers or financial intermediaries whose accounts are linked to the master account of such investment adviser or financial intermediary on the books of such approved broker or agent and (vii) by directors and present or retired full-time employees of Koll Real Estate Services.

         Class II shares of the Fund may be purchased and held
solely (i) by investors participating in wrap fee or other
similar programs offered by registered broker-dealers or other financial intermediaries that meet certain requirements
established by the Principal Underwriter, and (ii) Employee Plans
that have at least $[   ] million in assets.

         The shares of the Fund are offered on a continuous basis at a price equal to their net asset value. The minimum initial investment in the Company is $2,000,000, which may be invested in any one or more of the Funds. Investments made through fee-based or "wrap fee" programs will satisfy the minimum initial investment requirement if the fee-based or "wrap fee" program, as a whole, invests at least $2,000,000 in one or more of the Funds. There is no minimum for subsequent investments. The minimum initial investment may be waived in the discretion of the Company.

         Investors may purchase shares of the Fund through their financial representatives. A transaction, service, administrative or other similar fee may be charged by your financial representative with respect to the purchase, sale or exchange of shares made through such financial representative. Your financial representative may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by the Fund as described in the Prospectus and this Statement of Additional Information, including requirements as to the minimum initial and subsequent investment amounts.

         The Fund may refuse any order for the purchase of shares. The Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

         The public offering price of shares of the Fund is their net asset value. On each Company business day on which a purchase or redemption order is received by the Fund and trading in the types of securities in which the Fund invests might materially affect the value of Fund shares, the per share net asset value is computed in accordance with the Fund's Articles of Incorporation and By-Laws as of the next close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m. Eastern time) by dividing the value of the Fund's total assets, less its liabilities, by the total number of its shares then outstanding. A Company business day is any day on which the Exchange is open for trading.

         The Fund will accept unconditional orders for its shares to be executed at the public offering price equal to their net asset value next determined as described below. Orders received by the Principal Underwriter prior to the close of regular trading on the Exchange on each day the Exchange is open for trading are priced at the net asset value computed as of the close of regular trading on the Exchange on that day. In the case of orders for the purchase of shares placed through financial representatives, the applicable public offering price will be the net asset value as so determined, but only if the financial representative receives the order prior to the close of regular trading on the Exchange and transmits it to the Principal Underwriter prior to 5:00 p.m. Eastern time. The financial representative is responsible for transmitting such orders by 5:00 p.m. If the financial representative fails to do so, the investor's right to that day's closing price must be settled between the investor and the financial representative. If the financial representative receives the order after the close of regular trading on the Exchange, the price will be based on the net asset value determined as of the close of regular trading on the Exchange on the next day it is open for trading.

         Following the initial purchase of Fund shares, a shareholder may place orders to purchase additional shares by telephone if the shareholder has completed the appropriate portion of the Subscription Application or an "Autobuy" application obtained by calling the "For Literature" telephone number shown on the cover of this Statement of Additional Information. Except with respect to certain omnibus accounts, telephone purchase orders may not exceed $500,000. Payment for shares purchased by telephone can be made only by electronic funds transfer from a bank account maintained by the shareholder at a bank that is a member of the National Automated Clearing House Association ("NACHA"). If a shareholder's telephone purchase request is received before 3:00 p.m. Eastern time on a Company business day, the order to purchase shares is automatically placed the following Company business day, and the applicable public offering price will be the public offering price determined as of the close of business on such following business day.

         Full and fractional shares are credited to a shareholder's account in the amount purchased by the shareholder. As a convenience to the subscriber, and to avoid unnecessary expense to the Fund, stock certificates representing shares of the Fund are not issued except upon written request to the Fund by the shareholder or the shareholder's financial representative. This facilitates later redemption and relieves the shareholder of the responsibility for and inconvenience of lost or stolen certificates. No certificates are issued for fractional shares, although such shares remain in the shareholder's account on the books of the Fund.

         Class I and Class II shares each represent an interest in the same portfolio of investments of the Fund, have the same rights and are identical in all respects, except that
(i) Class II has exclusive voting rights with respect to provisions of the Rule 12b-1 Plan pursuant to which its distribution services fees are paid and other matters for which separate class voting is appropriate under applicable law, provided that, if the Fund submits to a vote of the Class II shareholders an amendment to the Rule 12b-1 Plan that would materially increase the amount to be paid thereunder with respect to the Class II shares, then such amendment will also be submitted to the Class I shareholders and the Class II and Class I shareholders will vote separately thereon by class and
(ii) Class I shares are subject to a conversion feature.

         The Directors have determined that currently no conflict of interest exists between Class I and Class II shares. On an ongoing basis, the Directors, pursuant to their fiduciary duties under the 1940 Act and state law, will seek to ensure that no such conflict arises.

Conversion of Class I
Shares to Class II Shares

         Class I shares may be held solely through the fee-based program accounts, employee benefit plans and registered investment advisory or other financial intermediary relationships described under "--General," and by investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund. If (i) a holder of Class I shares ceases to participate in the fee-based program or plan, or to be associated with an investment advisor or financial intermediary, in each case one that satisfies the requirements to purchase shares set forth under "--General", or (ii) the holder is otherwise no longer eligible to purchase Class I shares as described in this Statement of Additional Information (each, a "Conversion Event"), then all Class I shares held by the shareholder will convert automatically and without notice to the shareholder, other than the notice contained in this Statement of Additional Information, to Class II shares of the Fund during the calendar month following the month in which the Fund is informed or otherwise learns of the occurrence of the Conversion Event. The failure of a shareholder or a fee-based program to satisfy the minimum investment requirements to purchase Class I shares will not constitute a Conversion Event. The conversion would occur on the basis of the relative net asset values of the two classes and without the imposition of any sales load, fee or other charge. Class II shares currently bear a .30% distribution services fee and have a higher expense ratio than Class I shares. As a result, Class II shares may pay correspondingly lower dividends and have a lower net asset value than Class I shares.

         The conversion of Class I shares to Class II shares is subject to the continuing availability of an opinion of counsel to the effect that the conversion of Class I shares to Class II shares does not constitute a taxable event under federal income tax law. The conversion of Class I shares to Class II shares may be suspended if such an opinion is no longer available at the time such conversion is to occur. In that event, the Class I shareholder would be required to redeem his Class II shares, which would constitute a taxable event under federal income tax law.

_________________________________________________________________

               REDEMPTION AND REPURCHASE OF SHARES
_________________________________________________________________

         The following information supplements that set forth in the Prospectus under the heading "Purchase and Sale of Shares- -How to Sell Shares." If you are a shareholder through an account established under a fee-based program, your fee-based program may impose requirements with respect to the purchase, sale or exchange of shares of the Fund that are different from those described herein. A transaction fee may be charged by your financial representative with respect to the purchase, sale or exchange of shares made through such financial representative.

Redemption

         Subject to the limitations described below, the Company's Articles of Incorporation require that the Company redeem the shares tendered to it, as described below, at a redemption price equal to their net asset value as next computed following the receipt of shares tendered for redemption in proper form. There is no redemption charge. If a shareholder is in doubt about what documents are required by his or her fee-based program or employee benefit plan, the shareholder should contact the shareholder's financial representative.

         The right of redemption may not be suspended or the date of payment upon redemption postponed for more than seven days after shares are tendered for redemption, except for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which the Commission determines that trading thereon is restricted, or for any period during which an emergency (as determined by the Commission) exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or for such other periods as the Commission may by order permit for the protection of security holders of the Fund.

         Payment of the redemption price will be made in cash. The value of a shareholder's shares on redemption or repurchase may be more or less than the cost of such shares to the shareholder, depending upon the market value of the Fund's portfolio securities at the time of such redemption or repurchase. Payment received by a shareholder upon redemption or repurchase of the shareholder's shares, assuming the shares constitute capital assets in the shareholder's hands, will result in long-term or short-term capital gains (or loss) depending upon the shareholder's holding period and basis in respect of the shares redeemed.

         To redeem shares of the Fund for which no stock certificates have been issued, the registered owner or owners should forward a letter to the Company containing a request for redemption. The signature or signatures on the letter must be guaranteed by an institution that is an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended.

         To redeem shares of the Fund represented by stock certificates, the investor should forward the appropriate stock certificate or certificates, endorsed in blank or with blank stock powers attached, to the Company with the request that the shares represented thereby, or a specified portion thereof, be redeemed. The stock assignment form on the reverse side of each stock certificate surrendered to the Company for redemption must be signed by the registered owner or owners exactly as the registered name appears on the face of the certificate or, alternatively, a stock power signed in the same manner may be attached to the stock certificate or certificates or, where tender is made by mail, separately mailed to the Company. The signature or signatures on the assignment form must be guaranteed in the manner described above.

         Telephone Redemption by Electronic Funds Transfer. Each Fund shareholder is entitled to request redemption by electronic funds transfer once in any 30-day period (except for certain omnibus accounts), of shares for which no stock certificates have been issued by telephone at (800) 221-5672 by a shareholder who has completed the appropriate portion of the Subscription Application or, in the case of an existing shareholder, an "Autosell" application obtained from Alliance Fund Services, Inc. A telephone redemption request may not exceed $100,000 (except for certain omnibus accounts) and must be made by 4:00 p.m. Eastern time on a Company business day as defined above.
Proceeds of telephone redemptions will be sent by electronic funds transfer to a shareholder's designated bank account at a bank selected by the shareholder that is a member of the NACHA.

         Telephone Redemption by Check. Except for certain omnibus accounts or as noted below, each Fund shareholder is eligible to request redemption by check, once in any 30-day period, of shares for which no stock certificates have been issued by telephone at (800) 221-5672 before 4:00 p.m. Eastern time on a Company business day in an amount not exceeding $50,000. Proceeds of such redemptions are remitted by check to the shareholder's address of record. Telephone redemption by check is not available with respect to shares (i) for which certificates have been issued, (ii) held in nominee or "street name" accounts, (iii) held by a shareholder who has changed his or her address of record within the preceding 30 calendar days or
(iv) held in any retirement plan account. A shareholder otherwise eligible for telephone redemption by check may cancel the privilege by written instruction to Alliance Fund Services, Inc., or by checking the appropriate box on the Subscription Application found in the Prospectus.

         Telephone Redemptions - General. During periods of drastic economic or market developments, such as the market break of October 1987, it is possible that shareholders would have difficulty in reaching Alliance Fund Services, Inc. by telephone (although no such difficulty was apparent at any time in connection with the 1987 market break). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to Alliance Fund Services, Inc. at the address shown on the cover of this Statement of Additional Information. The Company reserves the right to suspend or terminate its telephone redemption service at any time without notice. Neither the Company nor the Adviser, the Principal Underwriter or Alliance Fund Services, Inc. will be responsible for the authenticity of telephone requests for redemptions that the Company reasonably believes to be genuine. The Company will employ reasonable procedures in order to verify that telephone requests for redemptions are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Company did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Financial representatives may charge a commission for handling telephone requests for redemptions.

Repurchase

         The Company may repurchase shares through the Principal Underwriter or selected financial intermediaries. The repurchase price will be the net asset value next determined after the Principal Underwriter receives the request, except that requests placed through selected financial representatives before the close of regular trading on the Exchange on any day will be executed at the net asset value determined as of such close of regular trading on that day if received by the Principal Underwriter prior to its close of business on that day (normally 5:00 p.m. Eastern time). The financial intermediary is responsible for transmitting the request to the Principal

Underwriter by 5:00 p.m. If the financial intermediary fails to do so, the shareholder's right to receive that day's closing price must be settled between the shareholder and the financial representative. A shareholder may offer shares of the Fund to the Principal Underwriter either directly or through the shareholder's financial representative. Neither the Company nor the Principal Underwriter charges a fee or commission in connection with the repurchase of shares. Normally, if shares of the Fund are offered through a financial intermediary, the repurchase is settled by the shareholder as an ordinary transaction with or through the financial representative, who may charge the shareholder for this service. The repurchase of shares of the Fund as described above is a voluntary service of the Fund and the Fund may suspend or terminate this practice at any time.

General

         The Company reserves the right to close out an account that has remained below $200 for at least 90 days. Shareholders will receive 60 days' written notice to increase the account value before the account is closed. In the case of a redemption or repurchase of shares of the Fund recently purchased by check, redemption proceeds will not be made available until the Company is reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date.

_________________________________________________________________

                      SHAREHOLDER SERVICES
_________________________________________________________________

         The following information supplements that set forth in the Prospectus under the heading "Purchase and Sale of Shares- -Shareholder Services." If you are a shareholder through an account established under a fee-based program, your fee-based program may impose requirements with respect to the purchase, sale or exchange of shares of the Fund that are different from those described herein. A transaction fee may be charged by your financial representative with respect to the purchase, sale or exchange of shares made through such financial representative.

Exchange Privilege

         You may exchange your investment in the Fund for shares of the same class of any other Fund and for Class A shares of any other Alliance Mutual Fund (as defined below). Exchanges of shares are made at the net asset value next determined and without sales or service charges. Exchanges may be made by telephone or written request. Telephone exchange requests must be received by Alliance Fund Services, Inc. by 4:00 p.m. Eastern time on a Company business day in order to be effected at that day's net asset value.

         Currently, the Alliance Mutual Funds include:

AFD Exchange Reserves
The Alliance Fund, Inc.
Alliance All-Asia Investment Fund, Inc.
Alliance Balanced Shares, Inc.
Alliance Bond Fund, Inc.
  -Corporate Bond Portfolio
  -U.S. Government Portfolio
Alliance Developing Markets Fund, Inc.
Alliance Global Dollar Government Fund, Inc.
Alliance Global Environment Fund, Inc.
Alliance Global Small Cap Fund, Inc.
Alliance Global Strategic Income Trust, Inc.
Alliance Greater China '97 Fund, Inc.
Alliance Growth and Income Fund, Inc.
Alliance High Yield Fund, Inc.
Alliance Income Builder Fund, Inc.
Alliance International Fund
Alliance Limited Maturity Government Fund, Inc.
Alliance Mortgage Securities Income Fund, Inc.
Alliance Multi-Market Strategy Trust, Inc.
Alliance Municipal Income Fund, Inc.
  -California Portfolio
  -Insured California Portfolio
  -Insured National Portfolio
  -National Portfolio
  -New York Portfolio
Alliance Municipal Income Fund II
  -Arizona Portfolio
  -Florida Portfolio
  -Massachusetts Portfolio
  -Michigan Portfolio
  -Minnesota Portfolio
  -New Jersey Portfolio
  -Ohio Portfolio
  -Pennsylvania Portfolio
  -Virginia Portfolio
Alliance New Europe Fund, Inc.
Alliance North American Government Income Trust, Inc.
Alliance Quasar Fund, Inc.
Alliance Real Estate Investment Fund, Inc.
Alliance/Regent Sector Opportunity Fund, Inc.
Alliance Short-Term Multi-Market Trust, Inc.
Alliance Technology Fund, Inc.
Alliance Utility Income Fund, Inc.
Alliance World Income Trust, Inc.
Alliance Worldwide Privatization Fund, Inc.

The Alliance Portfolios
  -Alliance Growth Fund
  -Alliance Conservative Investors Fund
  -Alliance Growth Investors Fund
  -Alliance Strategic Balanced Fund
  -Alliance Short-Term U.S. Government Fund

         Please read carefully the portions of the Prospectus concerning the Fund or the prospectus of the Alliance Mutual Fund, as applicable, into which you wish to exchange before submitting the request. Call Alliance Fund Services, Inc. at
(800) 221-5672 to exchange uncertificated shares. Exchanges of shares as described above in this section are taxable transactions for federal income tax purposes. The exchange service may be changed, suspended or terminated on 60 days' written notice.

         All exchanges are subject to the minimum investment requirements and any other applicable terms set forth in the Prospectus or the prospectus, as applicable, for the Alliance Mutual Fund whose shares are being acquired. An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective net asset values as next determined following receipt by the Fund or the Alliance Mutual Fund, as applicable, whose shares are being exchanged of (i) proper instructions and all necessary supporting documents as described in that fund's prospectus, or (ii) a telephone request for such exchange in accordance with the procedures set forth in the following paragraph. Exchanges involving the redemption of shares recently purchased by check will be permitted only after the fund whose shares have been tendered for exchange is reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date.

         Each Fund shareholder, and the shareholder's financial representative, are authorized to make telephone requests for exchanges unless Alliance Fund Services, Inc., receives a written instruction to the contrary from the shareholder, or the shareholder declines the privilege by checking the appropriate box on the Subscription Application found in the Prospectus.
Such telephone requests cannot be accepted with respect to shares then represented by stock certificates. Shares acquired pursuant to a telephone request for exchange will be held under the same account registration as the shares redeemed through the exchange.

         Eligible shareholders desiring to make an exchange should telephone Alliance Fund Services, Inc. with their account number and other details of the exchange at (800) 221-5672 on a Company business day as defined above. Telephone requests for exchange received before 4:00 p.m. Eastern time on a Company business day will be processed as of the close of business on that day. During periods of drastic economic or market developments, such as the market break of October 1987, it is possible that shareholders would have difficulty in reaching Alliance Fund Services, Inc. by telephone (although no such difficulty was apparent at any time in connection with the 1987 market break). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to Alliance Fund Services, Inc. at the address shown on the cover of this Statement of Additional Information.

         None of the Company, the Alliance Mutual Funds, the Adviser, the Principal Underwriter or Alliance Fund Services, Inc. will be responsible for the authenticity of telephone requests for exchanges that the Company reasonably believes to be genuine. The Company will employ reasonable procedures in order to verify that telephone requests for exchanges are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Company did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Financial representatives, may charge a commission for handling telephone requests for exchanges.

         The exchange privilege is available only in states where shares of the Alliance Mutual Fund being acquired may be legally sold. Each Alliance Mutual Fund reserves the right, at any time on 60 days' notice to its shareholders, to reject any order to acquire its shares through exchange or otherwise to modify, restrict or terminate the exchange privilege.

Retirement Plans

         The Fund may be a suitable investment vehicle for part or all of the assets held in various types of retirement plans, such as those listed below. The Company has available forms of such plans pursuant to which investments can be made in the Fund and other Alliance Mutual Funds. Persons desiring information concerning these plans should contact Alliance Fund Services, Inc. at the "For Literature" telephone number on the cover of this Statement of Additional Information, or write to:

                   Alliance Fund Services, Inc.
                   Retirement Plans
                   P.O. Box 1520
                   Secaucus, New Jersey 07096-1520

         Employer-Sponsored Qualified Retirement Plans. Sole proprietors, partnerships and corporations may sponsor qualified money purchase pension and profit-sharing plans, including

Section 401(k) plans ("qualified plans"), under which annual tax-deductible contributions are made within prescribed limits based on compensation paid to participating individuals. The minimum initial investment requirement may be waived with respect to certain of these qualified plans.

         Simplified Employee Pension Plan ("SEP"). Sole proprietors, partnerships and corporations may sponsor a SEP under which they make annual tax-deductible contributions to an IRA established by each eligible employee within prescribed limits based on employee compensation.

         403(b)(7) Retirement Plan. Certain tax-exempt organizations and public educational institutions may sponsor retirement plans under which an employee may agree that monies deducted from his or her compensation (minimum $25 per pay period) may be contributed by the employer to a custodial account established for the employee under the plan.

         The Alliance Plans Division of Frontier Trust Company, a subsidiary of Equitable which serves as custodian or trustee under the retirement plan prototype forms available from the Fund, charges certain nominal fees for establishing an account and for annual maintenance. A portion of these fees is remitted to Alliance Fund Services, Inc. as compensation for its services to the retirement plan accounts maintained with the Fund.

         Distributions from retirement plans are subject to certain Code requirements in addition to normal redemption procedures. For additional information please contact Alliance
Fund Services, Inc.

Statements and Reports

         Each shareholder of the Fund receives semi-annual and annual reports which include a listing of the Fund's investments, financial statements and, in the case of the annual report, the report of the [Company's] [Fund's] independent [auditors]
[accountants], [             ], as well as a confirmation of each
purchase and redemption of shares by the shareholder. By contacting the shareholder's broker or Alliance Fund Services, Inc., a shareholder can arrange for a copy of the shareholder's account statements to be sent to another person.

_______________________________________________________________

                         NET ASSET VALUE
_______________________________________________________________

         The per share net asset value is computed in accordance with the Company's Articles of Incorporation and By-Laws at the next close of regular trading on the Exchange following receipt of a purchase or redemption order (and on such other days as the Directors deem necessary in order to comply with Rule 22c-1 under the 1940 Act). The Fund's per share net asset value is calculated by dividing the value of the Fund's total assets, less its liabilities, by the total number of its shares then outstanding. The net asset value is calculated at the close of business on each Fund business day.

         For purposes of this computation, readily marketable portfolio securities listed on the Exchange are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Directors shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automatic Quotations, Inc. ("NASDAQ") National List ("List") are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

         Readily marketable securities traded only in the over-the-counter market, including listed securities whose primary market is believed by the Adviser to be over-the-counter but excluding those admitted to trading on the List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Directors deem appropriate to reflect their fair market value. United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost which approximates market value. All other assets of the Fund, including restricted and not readily marketable securities, are valued in such manner as the Directors in good faith deem appropriate to reflect their fair market value.

         The assets belonging to the Class I and Class II shares will be invested together in a single portfolio. The net asset value of each class will be determined separately by subtracting the liabilities allocated to that class from the assets belonging to that class in conformance with the provisions of a plan adopted by the Fund in accordance with Rule 18f-3 under the 1940 Act.

_______________________________________________________________

               DIVIDENDS, DISTRIBUTIONS AND TAXES
_______________________________________________________________

United States Federal Income Taxes

         General. The Fund intends for each taxable year to qualify as a "regulated investment company" under sections 851 through 855 of the Code. To so qualify, the Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currency, or certain other income (including, but not limited to, gains from options, futures and forward contracts) derived with respect to its business of investing in stock, securities or currency; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year, the following two conditions are met: (a) at least 50% of the value of the Fund's assets is represented by cash, U.S. Government Securities, securities of other regulated investment companies and other securities with respect to which the Fund's investment is limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund's assets is invested in securities of any one issuer (other than U.S. Government Securities or securities of other regulated investment companies).

         If the Fund qualifies as a regulated investment company for any taxable year and makes timely distributions to its shareholders of 90% or more of its net investment income for that year (calculated without regard to its net capital gain, i.e., the excess of its net long-term capital gain over its net short-term capital loss), it will not be subject to federal income tax on the portion of its taxable income for the year (including any net capital gain) that it distributes to shareholders.

         The Fund intends to also avoid the 4% federal excise tax that would otherwise apply to certain undistributed income for a given calendar year if it makes timely distributions to the shareholders equal to at least the sum of (i) 98% of its ordinary income for that year; (ii) 98% of its capital gain net income and foreign currency gains for the twelve-month period ending on October 31 of that year; and (iii) any ordinary income or capital gain net income from the preceding calendar year that was not distributed during that year. For this purpose, income or gain retained by the Fund that is subject to corporate income tax will be considered to have been distributed by the Fund by year-end. For federal income and excise tax purposes, dividends declared and payable to shareholders of record as of a date in October, November or December of a given year but actually paid during the immediately following January will be treated as if paid by the Fund on December 31 of that calendar year, and will be taxable to these shareholders for the year declared, and not for the year in which the shareholders actually receive the dividend.

         The Fund intends to make timely distributions of the Fund's taxable income (including any net capital gain) so that the Fund will not be subject to federal income or excise taxes. However, exchange control or other regulations on the repatriation of investment income, capital or the proceeds of securities sales, if any exist or are enacted in the future, may limit the Fund's ability to make distributions sufficient in amount to avoid being subject to one or both of such federal taxes.

         Dividends and Distributions. The Fund intends to make timely distributions of the Fund's taxable income (including any net capital gain) so that the Fund will not be subject to federal income and excise taxes. Dividends of the Fund's net ordinary income and distributions of any net realized short-term capital gain are taxable to shareholders as ordinary income. Due to distributions of amounts representing a return of capital the Fund will receive from REITs in which the Fund is invested, distributions made by the Fund may also include nontaxable returns of capital, which will reduce a shareholder's basis in shares of the Fund. If a shareholder's basis is reduced to zero (which could happen if the shareholder does not reinvest distributions and returns of capital are significant), any further returns of capital will be taxable as capital gain.

         Pursuant to the Taxpayer Relief Act of 1997, two different tax rates apply to net capital gains--that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year. One rate (generally 28%) applies to net gains on capital assets held for more than one year but not more than 18 months ("mid-term gains"), and a second rate (generally 20%) applies to the balance of such net capital gains ("adjusted net capital gains"). Except as noted below, distributions of net capital gains will be treated in the hands of shareholders as mid-term gains to the extent designated by the Fund as deriving from net gains from assets held for more than one year but not more than 18 months, and the balance will be treated as adjusted net capital gains. Gains derived from assets sold before May 7, 1997 and held for more than 18 months will be treated as mid-term gains. Gains derived from assets sold after May 6, 1997 and before July 29, 1997 and held for more than one year will be treated as adjusted net capital gains. Distributions of mid-term gains and adjusted net capital gains will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund. Any dividend or distribution received by a shareholder on shares of the Fund will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution. Furthermore, a dividend or distribution made shortly after the purchase of such shares by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to him as described above. Dividends are taxable in the manner discussed regardless of whether they are paid to the shareholder in cash or are reinvested in additional shares of the Fund.

         After the end of the taxable year, the Fund will notify shareholders of the federal income tax status of any distributions made by the Fund to shareholders during such year.

         It is the present policy of the Fund to distribute to shareholders all net investment income quarterly and to distribute realized capital gains, if any, annually. There is no fixed dividend rate and there can be no assurance that the Fund will pay any dividends. The amount of any dividend or distribution paid on shares of the Fund must necessarily depend upon the realization of income and capital gains from the Fund's investments.

         Sales and Redemptions. Any gain or loss arising from a sale or redemption of Fund shares generally will be capital gain or loss except in the case of a dealer or a financial institution, and will be long-term capital gain or loss if such shareholder has held such shares for more than one year at the time of the sale or redemption; otherwise it will be short-term capital gain or loss. In the case of an individual shareholder, the applicable tax rate imposed on long-term capital gains differs depending on whether the shares were held at the time of the sale or redemption for more than 18 months, or for more than one year but not more than 18 months. If a shareholder has held shares in the Fund for six months or less and during that period has received a distribution of net capital gains, any loss recognized by the shareholder on the sale of those shares during the six-month period will be treated as a long-term capital loss to the extent of the distribution. In determining the holding period of such shares for this purpose, any period during which a shareholder's risk of loss is offset by means of options, short sales or similar transactions is not counted.

         Any loss realized by a shareholder on a sale or exchange of shares of the Fund will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the shares are sold or exchanged. For this purpose, acquisitions pursuant to the Dividend Reinvestment Plan would constitute a replacement if made within the period. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

         Backup Withholding. The Fund may be required to withhold United States federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code are exempt from such backup withholding. Backup withholding is not an additional tax; any amounts so withheld may be credited against a shareholder's United States federal income tax liability or refunded.

         Short Sales. In general, gain or loss realized by the Fund on the closing of a short sale will be considered to be short-term capital gain or loss.

         Taxation of Foreign Shareholders. The foregoing discussion relates only to United States federal income tax law as it affects shareholders who are United States citizens or residents or United States corporations. The effects of federal income tax law on shareholders who are non-resident alien individuals or foreign corporations may be substantially different. Foreign investors should therefore consult their counsel for further information as to the United States tax consequences of receipt of income from the Fund.

         Real Estate Mortgage Investment Conduits. The Fund may invest in REMICs. Interests in REMICs are classified as either "regular" interests or "residual" interests. Regular interests in a REMIC are treated as debt instruments for federal income tax purposes to which the rules generally applicable to debt obligations apply. If regular interests in a REMIC are issued at a discount, application of the original issue discount provisions of the Code may increase the amount of the Fund's net investment income available to be distributed to shareholders, potentially causing the Fund to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received.

         Under the Code, special rules apply with respect to the treatment of a portion of the Fund income from REMIC residual interests. (Such portion is referred to herein as "Excess Inclusion Income".) Excess Inclusion Income generally cannot be offset by net operating losses and, in addition, constitutes unrelated business taxable income to entities which are subject to the unrelated business income tax. The Code provides that a portion of Excess Inclusion Income attributable to REMIC residual interests held by regulated investment companies such as the Fund shall, pursuant to regulations, be allocated to the shareholders of such regulated investment company in proportion to the dividends received by such shareholders. Accordingly, shareholders of the Fund will generally not be able to use net operating losses to offset such Excess Inclusion Income. In addition, if a shareholder of the Fund is a tax-exempt entity not subject to the unrelated business income tax and is allocated any amount of Excess Inclusion Income, the Fund must pay a tax on the amount of Excess Inclusion Income allocated to such shareholder at the highest corporate rate. Any tax paid by the Fund as a result of this requirement may be deducted by the Fund from the gross income of the residual interest involved. A shareholder subject to the unrelated business income tax may be required to file a return and pay a tax on such Excess Inclusion Income even though a shareholder might not have been required to pay such tax or file such return absent the receipt of such Excess Inclusion Income. It is anticipated that only a small portion, if any, of the assets of the Fund will be invested in REMIC residual interests. Accordingly, the amount of Excess Inclusion Income, if any, received by the Fund and allocated to its shareholders should be quite small. Shareholders that are subject to the unrelated business income tax should consult their own tax advisor regarding the treatment of their income derived from the Fund.

_______________________________________________________________

              BROKERAGE AND PORTFOLIO TRANSACTIONS
_______________________________________________________________

         The management of the Fund has the responsibility for allocating its brokerage orders and may direct orders to any broker. It is the Fund's general policy to seek favorable net prices and prompt reliable execution in connection with the purchase or sale of all portfolio securities. In the purchase and sale of over-the-counter securities, it is the Fund's policy to use the primary market makers except when a better price can be obtained by using a broker. The Board of Directors has approved, as in the best interests of the Fund and the shareholders, a policy of considering, among other factors, sales of the Fund's shares as a factor in the selection of broker-dealers to execute portfolio transactions, subject to best execution. The Adviser is authorized under the Advisory Agreement to place brokerage business with such brokers and dealers. The use of brokers who supply supplemental research and analysis and other services may result in the payment of higher commissions than those available from other brokers and dealers who provide only the execution of portfolio transactions. In addition, the supplemental research and analysis and other services that may be obtained from brokers and dealers through which brokerage transactions are affected may be useful to the Adviser in connection with advisory clients other than the Fund.

         Investment decisions for the Fund are made independently from those for other investment companies and other advisory accounts managed by the Adviser. It may happen, on occasion, that the same security is held in the portfolio of the Fund and one or more of such other companies or accounts. Simultaneous transactions are likely when several funds or accounts are managed by the same Adviser, particularly when a security is suitable for the investment objectives of more than one of such companies or accounts. When two or more companies or accounts managed by the Adviser are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated to the respective companies or accounts both as to amount and price, in accordance with a method deemed equitable to each company or account. In some cases this system may adversely affect the price paid or received by the Fund or the size of the position obtainable for the Fund.

         Allocations are made by the officers of the Fund or of the Adviser. Purchases and sales of portfolio securities are determined by the Adviser and are placed with broker-dealers by the order department of the Adviser.

         The extent to which commissions that will be charged by broker-dealers selected by the Fund may reflect an element of value for research cannot presently be determined. To the extent that research services of value are provided by broker-dealers with or through whom the Fund places portfolio transactions, the Adviser may be relieved of expenses which it might otherwise bear. Research services furnished by broker-dealers could be useful and of value to the Adviser in servicing its other clients as well as the Fund; but, on the other hand, certain research services obtained by the Adviser as a result of the placement of portfolio brokerage of other clients could be useful and of value to it in serving the Fund. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking best execution, the Fund may consider sales of shares of the Fund or other investment companies managed by the Adviser as a factor in the selection of brokers to execute portfolio transactions for the Fund.

         The Fund may from time to time place orders for the purchase or sale of securities (including listed call options) with Donaldson, Lufkin & Jenrette Securities Corporation ("DLJ"), an affiliate of the Adviser, and with brokers which may have their transactions cleared or settled, or both, by the Pershing Division of DLJ for which DLJ may receive a portion of the brokerage commissions. In such instances, the placement of orders with such brokers would be consistent with the Fund's objective of obtaining best execution and would not be dependent upon the fact that DLJ is an affiliate of the Adviser.

_______________________________________________________________

                       GENERAL INFORMATION
_______________________________________________________________

Capitalization

         The Company is a Maryland corporation organized on
[             ], 1997.  The authorized capital stock of the
Company consists of [          ] shares, of which [        ]
shares are Class I shares of the Fund and [        ] shares are
Class II shares of the Fund, each having $.001 par value. The balance of the shares of the Company are Class I and Class II shares of the Company's other two portfolios.

         All shares of the Fund, when issued, are fully paid and non-assessable. The Directors are authorized to reclassify and issue any unissued shares to any number of additional series and classes without shareholder approval. Accordingly, the Directors in the future, for reasons such as the desire to establish one or more additional portfolios with different investment objectives, policies or restrictions, may create additional classes or series of shares. Any issuance of shares of another class or series would be governed by the 1940 Act and the law of the State of Maryland. If shares of another series were issued in connection with the creation of a new portfolio, each share of each portfolio would normally be entitled to one vote for all purposes. Generally, shares of all portfolios would vote as a single series on matters, such as the election of Directors, that affected both portfolios in substantially the same manner. As to matters affecting portfolios differently, such as approval of the Advisory Agreement and changes in investment policy, shares of each portfolio would vote as a separate series. Procedures for calling a shareholders' meeting for the removal of Directors of the Fund, similar to those set forth in Section 16(c) of the 1940 Act, are available to shareholders of the Fund. The rights of the holders of shares of a series may not be modified except by the vote of a majority of the outstanding shares of such series.

Custodian

         [            ], acts as custodian for the securities and
cash of the Fund but plays no part in decisions as to the
purchase or sale of portfolio securities.  Subject to the
supervision of the Directors, [       ] may enter into sub-
custodial agreements for the holding of the Fund's foreign securities.

Principal Underwriter

         Alliance Fund Distributors, Inc., 1345 Avenue of the Americas, New York, New York 10105, serves as the Fund's Principal Underwriter and as such may solicit orders from the public to purchase shares of the Fund. Under the Distribution Services Agreement between the Fund and the Principal Underwriter, the Fund has agreed to indemnify the Principal Underwriter, in the absence of its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, against certain civil liabilities, including liabilities under the Securities Act.

Counsel

         Legal matters in connection with the issuance of the Common Stock offered hereby are passed upon by Seward & Kissel, New York, New York. Seward & Kissel has relied upon the opinion of Venable, Baetjer and Howard, LLP, Baltimore, Maryland, for matters relating to Maryland law.

Independent [Auditors] [Accountants]

         [              ], New York, New York, has been appointed
as independent [auditors] [accountants] for the [Company] [Fund].

Performance Information

         From time to time the Fund advertises its "total return." Computed separately for each class, the Fund's "total return" is its average annual compounded total return for its most recently completed one, five and ten-year periods (or the period since the Fund's inception). The Fund's total return for such a period is computed by finding, through the use of a formula prescribed by the Commission, the average annual compounded rate of return over the period that would equate an assumed initial amount invested to the value of such investment at the end of the period. For purposes of computing total return, income dividends and capital gains distributions paid on shares of the Fund are assumed to have been reinvested in Fund shares when paid.

         The Fund's total return is computed separately for Class I and Class II shares. The Fund's total return is not fixed and will fluctuate in response to prevailing market conditions or as a function of the type and quality of the securities in the Fund's portfolio and the Fund's expenses. Total return information is useful in reviewing the Fund's performance, but such information may not provide a basis for comparison with bank deposits or other investments which pay a fixed yield for a stated period of time. An investor's principal invested in the Fund is not fixed and will fluctuate in response to prevailing market conditions.

         Advertisements quoting performance rankings of the Fund as measured by financial publications or by independent organizations such as Lipper Analytical Services, Inc. and Morningstar, Inc., and advertisements presenting the historical record of payments of income dividends by the Fund may also from time to time be sent to investors or placed in newspapers, magazines such as The Wall Street Journal, The New York Times, Barrons, Investor's Daily, Money Magazine, Changing Times, Business Week and Forbes or other media on behalf of the Fund.

Additional Information

         Any shareholder inquiries may be directed to the shareholder's broker or to Alliance Fund Services, Inc. at the address or telephone numbers shown on the front cover of this Statement of Additional Information. This Statement of Additional Information does not contain all the information set forth in the Registration Statement filed by the Fund with the Securities and Exchange Commission under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the Securities and Exchange Commission or may be examined, without charge, at the offices of the Securities and Exchange Commission in Washington, D.C.


















                               39
00250237.AB3

                             PART C

                        OTHER INFORMATION

ITEM 24. Financial Statements and Exhibits.

    (a)  Financial Statements

         No financial statements are included in this Registration Statement since, on the date of filing, the Registrant, being a newly organized corporation, has no assets or known liabilities and has sold no shares of common stock. Prior to the effective date of this Registration Statement, the necessary financial statements will be filed by amendment hereto.

    (b)  Exhibits

         (1)  Copy of Articles of Incorporation - filed herewith.

         (2)  Copy of By-Laws of the Registrant - filed herewith.

         (3)  Not applicable.

         (4)  Not applicable.

         (5) Copy of proposed Advisory Agreement between the Registrant and Alliance Capital Management L.P.*

         (6)  (a)  Copy of proposed Distribution Services
Agreement between the Registrant and Alliance Fund Distributors,
Inc.*

              (b)  Form of Selected Dealer Agreement between
Alliance Fund Distributors, Inc. and selected dealers offering shares of Registrant.*

____________________
* To be filed in a subsequent pre-effective amendment.

              (c)  Form of Selected Agent Agreement between
Alliance Fund Distributors, Inc. and selected agents making available shares of Registrant.*

         (7)  Not applicable.

         (8)  Copy of proposed Custodian Contract between the
Registrant and [               ].*

         (9) Copy of proposed Transfer Agency Agreement between the Registrant and Alliance Fund Services, Inc.*

         (10) (a)  Opinion and Consent of Seward & Kissel.*

              (b)  Opinion and Consent of Venable, Baetjer and
Howard, LLP.*

         (11) Consent of Independent Accountants.*

         (12) Not applicable.

         (13) Investment representation letter of Alliance
Capital Management L.P.*

         (14) Not applicable.

         (15) Rule 12b-1 Plan.*

         (16) Schedule for computation of performance quotations.**

         (18) Rule 18f-3 Plan.*

ITEM 25. Persons Controlled by or under Common Control with
Registrant.

         None. The Registrant is a recently organized corporation and has no outstanding shares of common stock.

___________________________

*   To be filed in a subsequent pre-effective amendment

**  To be filed in a post-effective amendment.

ITEM 26. Number of Holders of Securities.

         None. The Registrant is a recently organized corporation and has not issued any securities as of the date of this Registration Statement.

ITEM 27. Indemnification.

         It is the Registrant's policy to indemnify its directors and officers, employees and other agents to the maximum extent permitted by Section 2-418 of the General Corporation Law of the State of Maryland, which is incorporated by reference herein, and as set forth in Article EIGHTH of Registrant's Articles of Incorporation, filed as Exhibit 1 hereto, Article VII and Article VIII of Registrant's By-Laws, filed as
         Exhibit 2 hereto, and Section 10 of the proposed Distribution Services Agreement, to be filed by Pre-Effective Amendment as Exhibit 6(a) hereto. The Adviser's liability for any loss suffered by the Registrant or its shareholders is set forth in Section 4 of the proposed Advisory Agreement, to be filed by Pre-Effective Amendment as Exhibit 5 hereto.

         Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

         In accordance with Release No. IC-11330 (September 2,
         1980), the Registrant will indemnify its directors, officers, investment manager and principal underwriters only if (1) a final decision on the merits was issued by the court or other body before whom the proceeding was brought that the person to be indemnified (the "indemnitee") was not liable by reason or willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct") or (2) a reasonable determination is made, based upon a review of the facts, that the indemnitee was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of the directors who are neither "interested persons" of the Registrant as defined in section 2(a)(19) of the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party directors"), or (b) an independent legal counsel in a written opinion. The Registrant will advance attorneys fees or other expenses incurred by its directors, officers, investment adviser or principal underwriters in defending a proceeding, upon the undertaking by or on behalf of the indemnitee to repay the advance unless it is ultimately determined that he is entitled to indemnification and, as a condition to the advance,
         (1) the indemnitee shall provide a security for his undertaking, (2) the Registrant shall be insured against losses arising by reason of any lawful advances, or
         (3) a majority of a quorum of disinterested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

         The Registrant participates in a joint
         trustees/directors and officers liability insurance policy issued by the ICI Mutual Insurance Company. Coverage under this policy has been extended to directors, trustees and officers of the investment companies managed by Alliance Capital Management L.P. Under this policy, outside trustees and directors are covered up to the limits specified for any claim against them for acts committed in their capacities as trustee or director. A pro rata share of the premium for this coverage is charged to each investment company and to the Adviser.

ITEM 28. Business and Other Connections of Investment Adviser.

         The descriptions of Alliance Capital Management L.P.
         under the captions "Management of the Funds" in the Prospectus and in the Statement of Additional
         Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

         The information as to the directors and executive officers of Alliance Capital Management Corporation, the general partner of Alliance Capital Management L.P., set forth in Alliance Capital Management L.P.'s Form ADV filed with the Securities and Exchange Commission on April 21, 1988 (File No. 801-32361) and amended through the date hereof, is incorporated by reference.

ITEM 29. Principal Underwriters.

              (a)  Alliance Fund Distributors, Inc. is the
                   Registrant's Principal Underwriter in
                   connection with the sale of shares of the Registrant. Alliance Fund Distributors, Inc. also acts as Principal Underwriter or Distributor for the following investment companies:

              ACM Institutional Reserves, Inc.
              AFD Exchange Reserves
              Alliance All-Asia Investment Fund, Inc.
              Alliance Balanced Shares, Inc.
              Alliance Bond Fund, Inc.
              Alliance Capital Reserves
              Alliance Developing Markets Fund, Inc.
              Alliance Global Dollar Government Fund, Inc.
              Alliance Global Small Cap Fund, Inc.
              Alliance Global Strategic Income Trust, Inc.
              Alliance Government Reserves
              Alliance Greater China '97 Fund, Inc.
              Alliance Growth and Income Fund, Inc.
              Alliance Income Builder Fund, Inc.
              Alliance International Fund
              Alliance Limited Maturity Government
                Fund, Inc.
              Alliance Money Market Fund
              Alliance Mortgage Securities Income
                Fund, Inc.
              Alliance Multi-Market Strategy Trust, Inc.
              Alliance Municipal Income Fund, Inc.
              Alliance Municipal Income Fund II
              Alliance Municipal Trust
              Alliance New Europe Fund, Inc.
              Alliance North American Government Income
                Trust, Inc.
              Alliance Premier Growth Fund, Inc.
              Alliance Quasar Fund, Inc.
              Alliance Real Estate Investment Fund, Inc.

              Alliance/Regent Sector Opportunity Fund, Inc.
              Alliance Short-Term Multi-Market Trust, Inc.
              Alliance Technology Fund, Inc.
              Alliance Utility Income Fund, Inc.
              Alliance Variable Products Series Fund, Inc.
              Alliance World Income Trust, Inc.
              Alliance Worldwide Privatization Fund, Inc.
              Fiduciary Management Associates
              The Alliance Fund, Inc.
              The Alliance Portfolios

    (b)  The following are the Directors and officers of Alliance
         Fund Distributors, Inc., the principal place of business of which is 1345 Avenue of the Americas, New York, New
         York, 10105.

                         POSITIONS AND OFFICES        POSITIONS AND OFFICES
NAME                     WITH UNDERWRITER             WITH REGISTRANT

Michael J. Laughlin      Chairman

Robert L. Errico         President

Edmund P. Bergan, Jr.    Senior Vice                  Secretary
                         President,
                         General Counsel
                         and Secretary

James S. Comforti        Senior Vice President

James L. Cronin          Senior Vice President

Daniel J. Dart           Senior Vice President

Richard A. Davies        Senior Vice President,
                         Managing Director

Byron M. Davis           Senior Vice President

Anne S. Drennan          Senior Vice President
                         & Treasurer

Mark J. Dunbar           Senior Vice President

Bradley F. Hanson        Senior Vice President

Geoffrey L. Hyde         Senior Vice President

Robert H. Joseph, Jr.    Senior Vice President
                         and Chief Financial Officer

Richard E. Khaleel       Senior Vice President

Stephen R. Lau           Senior Vice President

Daniel D. McGinley       Senior Vice President

Ryne A. Nishimi          Senior Vice President

Antonios G. Poleondakis  Senior Vice President

Robert E. Powers         Senior Vice President

Richard K. Sacculo       Senior Vice President

Gregory K. Shannahan     Senior Vice President

Joseph F. Sumanski       Senior Vice President

Peter J. Szabo           Senior Vice President

Nicholas K. Willett      Senior Vice President

Richard A. Winge         Senior Vice President

Jamie A. Atkinson        Vice President

Benji A. Baer            Vice President

Kenneth F. Barkoff       Vice President

Casimir F. Bolanowski    Vice President

Timothy W. CallVice      President

Kevin T. Cannon          Vice President

John R. Carl             Vice President

William W. Collins, Jr.  Vice President

Leo H. Cook              Vice President

Richard W. Dabney        Vice President

John F. Dolan            Vice President

Sohaila S. Farsheed      Vice President

William C. Fisher        Vice President

Gerard J. Friscia        Vice President &
                         Controller

Andrew L. Gangolf        Vice President and           Assistant Secretary
                         Assistant General
                         Counsel

Mark D. Gersten          Vice President               Treasurer and
                                                      Chief
                                                      Financial
                                                      Officer

Joseph W. Gibson         Vice President

Charles M. Greenberg     Vice President

Alan Halfenger           Vice President

William B. Hanigan       Vice President

Daniel M. Hazard         Vice President

George R. Hrabovsky      Vice President

Valerie J. Hugo          Vice President

Scott Hutton             Vice President

Thomas K. Intoccia       Vice President

Larry P. Johns           Vice President

Richard D. Keppler       Vice President

Gwenn M. Kessler         Vice President

Donna M. Lamback         Vice President

James M. Liptrot         Vice President

James P. Luisi           Vice President

Christopher J. MacDonald Vice President

Michael F. Mahoney       Vice President

Lori E. Master           Vice President

Shawn P. McClain         Vice President

Maura A. McGrath         Vice President

Matthew P. Mintzer       Vice President

Thomas F. Monnerat       Vice President

Joanna D. Murray         Vice President

Jeanette M. Nardella     Vice President

Nicole Nolan-Koester     Vice President

John C. O'Connell        Vice President

John J. O'Connor         Vice President

Robert T. Pigozzi        Vice President

James J. Posch           Vice President

Domenick Pugliese        Vice President and           Assistant Secretary
                         Assistant General
                         Counsel

Bruce W. Reitz           Vice President

Dennis A. Sanford        Vice President

Karen C. Satterberg      Vice President

Robert C. Schultz        Vice President

Raymond S. Sclafani      Vice President

Richard J. Sidell        Vice President

Andrew D. Strauss        Vice President

Michael J. Tobin         Vice President

Joseph T. Tocyloski      Vice President

Martha D. Volcker        Vice President

Patrick E. Walsh         Vice President

William C. White         Vice President

Emilie D. Wrapp          Vice President and           Assistant Secretary
                         Special Counsel

Charles M. Barrett       Assistant Vice President

Robert F. Brendli        Assistant Vice President

Maria L. Carreras        Assistant Vice President

John P. Chase            Assistant Vice President

Russell R. Corby         Assistant Vice President

John W. Cronin           Assistant Vice President

Ralph A. DiMeglio        Assistant Vice President

Faith C. Dunn            Assistant Vice President

John C. Endahl           Assistant Vice President

John E. English          Assistant Vice President

Duff C. Ferguson         Assistant Vice President

John Grambone            Assistant Vice President

Brian S. Hanigan         Assistant Vice President

James J. Hill            Assistant Vice President

Edward W. Kelly          Assistant Vice President

Michael Laino            Assistant Vice President

Nicholas J. Lapi         Assistant Vice President

Patrick Look             Assistant Vice President &
                         Assistant Treasurer

Richard F. Meier         Assistant Vice President

Catherine N. Peterson    Assistant Vice President

Carol H. Rappa           Assistant Vice President

Clara Sierra             Assistant Vice President

Vincent T. Strangio      Assistant Vice President

Wesley S. Williams       Assistant Vice President

Christopher J. Zingaro   Assistant Vice President

Mark R. Manley           Assistant Secretary

         (c) Not applicable. Registrant is a newly organized corporation.

ITEM 30. Location of Accounts and Records.

         The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained as follows: journals, ledgers, securities records and other original records are maintained principally at the offices of Alliance Fund Services, Inc., 500 Plaza Drive, Secaucus, New Jersey,
         07094 and at the offices of [                 ] the
         Registrant's custodian, [                 ].  All other
         records so required to be maintained are maintained at the offices of Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York, 10105.

ITEM 31. Management Services.

         Not applicable.

ITEM 32. Undertakings.

     (b) Registrant undertakes to file a Post-Effective
         Amendment, using financial statements which need not be certified, within four to six months from the effective date of its Securities Act of 1933 Registration
         Statement.

         The Registrant undertakes to provide assistance to shareholders in communications concerning the removal of any Director of the Fund in accordance with Section 16 of the Investment Company Act of 1940.SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration
Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in The City of New York and the State of New York, on the 3rd day of October, 1997.

                        Alliance Institutional
                          Funds, Inc.

                        /s/ John D. Carifa
                        __________________________________
                            John D. Carifa
                            Chairman and President

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                          Title            Date
_____________                      _____            ____

(1) Principal Executive Officer:

    /s/ John D. Carifa         Chairman and   October 3, 1997
    ______________________      President
    John D. Carifa

(2) Principal Financial
    and Accounting Officer:

    /s/ Mark D. Gersten        Treasurer      October 3,  1997
    _____________________       and Chief
    Mark D. Gersten             Financial
                                Officer


(3) Sole Director:

    /s/ Edmund P. Bergan, Jr.
    _________________________                 October 3,  1997
    Edmund P. Bergan, Jr.

                        Index To Exhibits


      (1)     Articles of Incorporation

      (2)     By-Laws of the Registrant















































                              C-13
00250237.AB3